                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/05

               Date of Reporting Period: Six months ended 4/30/05

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Alabama Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007		0.007	0.007	0.012		0.029	0.037
Net realized gain (loss) on investments	--		0.000 [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007		0.007	0.007	0.012		0.029	0.037
Less Distributions:
Distributions from net investment income	(0.007)		(0.007)	(0.007)	(0.012)		(0.029)	(0.037)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.69%		0.68%	0.73%	1.21%		2.94%	3.77%

Ratios to Average Net Assets:
Expenses	0.55	% [3]	0.55%	0.55%	0.55%		0.55%	0.55%
Net investment income	1.36	% [3]	0.67%	0.73%	1.20%		2.88%	3.70%
Expense waiver/reimbursement [4]	0.34	% [3]	0.34%	0.34%	0.33%		0.35%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$238,359		$308,931	$351,283	$393,931		$300,951	$246,262

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period	[1]
Actual	$1,000	$1,006.90	$2.74
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.07	$2.76

1 Expenses are equal to the Fund's annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	84.1%
Municipal Notes	14.3%
Commercial Paper	1.6%
TOTAL	100.0%

At April 30, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	41.8%	Prime-1	91.1%
A-1	50.3%
A-2	0.7%	Prime-2	0.0%
Not rated by S&P	7.2%	Not rated by Moody's	8.9%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 7.2% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1, and Prime-2 include municipal notes rated MIG-1 and MIG-2 and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

At April 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	85.7%
8-30 Days	4.6%
31-90 Days	3.3%
91-180 Days	0.9%
181 Days or more	5.5%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1]
		Alabama--97.8%
$10,900,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/ (Series 2002-21), 2.05% TOBs (Birmingham, AL Waterworks & Sewer Board)/ (MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/26/2005	$10,900,000
1,250,000		Alabama HFA MFH, (2000 Series A: Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	1,250,000
9,980,000		Alabama HFA MFH, (Series 2004B) Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank N.A. LOC)	9,980,000
2,900,000	[2]	Alabama HFA Single Family, (PT-658) Weekly VRDNs (GNMA COL)/ (BNP Paribas SA LIQ)	2,900,000
4,600,000	[2]	Alabama HFA Single Family, Variable Rate Certificates (Series 1997J) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	4,600,000
9,265,000		Alabama Space Science Exhibit Finance Authority, (Series 2001: Saturn V Project) Weekly VRDNs (Alabama Space Science Exhibit Commission)/(Amsouth Bank N.A., Birmingham, AL LOC)	9,265,000
790,000		Alabama State Board of Education, (Series 2005), 3.00% Bonds (Jefferson State Community College)/(AMBAC INS), 10/1/2005	792,617
3,800,000		Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corp. Ltd.)/(Fleet National Bank LOC)	3,800,000
3,755,000	[2]	Alabama State Public School & College Authority, (PA-918R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,755,000
12,160,000	[2]	Alabama State Public School & College Authority, (PT-435) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	12,160,000
675,000		Alabama State Public School & College Authority, (Series 1999-D), 5.25% Bonds, 8/1/2005	680,574
2,830,000		Alabama State Public School & College Authority, 3.00% Bonds (MBIA Insurance Corp. INS), 2/1/2006	2,843,121
7,320,000	[2]	Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	7,320,000
3,690,000		Alabama State, (Series 2005-A), 3.00% Bonds, 2/1/2006	3,709,716
5,000,000		Anniston, AL, IDB, (Series 1989-A) Weekly VRDNs (Union Foundry Co.)/(Amsouth Bank N.A., Birmingham, AL LOC)	5,000,000
900,000		Arab, AL IDB, (Series 2000) Weekly VRDNs (HYCO Alabama LLC)/ (Regions Bank, Alabama LOC)	900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Alabama--continued
$825,000		Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC)	$825,000
4,000,000		Atmore, AL IDB, (Series 2002A) Weekly VRDNs (Swift Lumber, Inc.)/ (Bank of New York LOC)	4,000,000
2,100,000		Auburn University, AL, General Fee Revenue Bonds (Series 2004), 3.00% Bonds (AMBAC INS), 6/1/2005	2,102,501
2,880,000		Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson Co., Inc.)/ (Bank of America N.A. LOC)	2,880,000
1,700,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Company, Inc.)/ (Compass Bank, Birmingham LOC)	1,700,000
1,160,000		Birmingham, AL IDA, (Series 1996) Weekly VRDNs (American FireLog Corp.)/(Comerica Bank LOC)	1,160,000
2,105,000		Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. & W, IV, Ltd.)/ (Svenska Handelsbanken, Stockholm LOC)	2,105,000
3,205,000		Birmingham, AL IDA, (Series 2001) Weekly VRDNs (American FireLog Corp.)/ (Comerica Bank LOC)	3,205,000
1,885,500		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/ (Wells Fargo Bank, N.A. LOC)	1,885,500
5,480,000		Birmingham, AL Medical Clinic Board, (Series 2004) Weekly VRDNs (St. Martin's In The Pines)/(Regions Bank, Alabama LOC)	5,480,000
5,935,000		Boaz, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/ (Key Bank, N.A. LOC)	5,935,000
2,060,000		Cullman, AL IDB, IDRB Weekly VRDNs (National Bedding Co.)/(Bank of America N.A. LOC)	2,060,000
6,110,000		Daphne, AL Special Care Facilities Financing Authority, (Series 1998-A) Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/(Amsouth Bank N.A., Birmingham, AL LIQ)	6,110,000
3,000,000		Decatur, AL IDB, Revenue Refunding Bonds (Series 1993) Weekly VRDNs (Honeywell International, Inc.)	3,000,000
480,000		Enterprise, AL IDA, (Series 1997) Weekly VRDNs (Coffee Gin Co.)/ (Regions Bank, Alabama LOC)	480,000
445,000		Fort Payne, AL IDB Weekly VRDNs (Ovalstrapping, Inc.)/(U.S. Bank, N.A. LOC)	445,000
6,200,000		Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Super Steel South LLC)/(Standard Federal Bank, N.A. LOC)	6,200,000
5,667,000		Geneva County, AL Health Care Authority, Inc., (Series 2001) Weekly VRDNs (Wachovia Bank N.A. LOC)	5,667,000
1,625,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC)	1,625,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Alabama--continued
$4,360,000		Huntsville, AL Public Park & Recreation Board, (Series 2002) Weekly VRDNs (YMCA of Metropolitan Huntsville)/(Wachovia Bank N.A. LOC)	$4,360,000
5,755,000	[2]	Huntsville, AL Solid Waste Disposal Authority, (PT-840), 1.70% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/21/2005	5,755,000
3,120,000		Huntsville, AL, (Series 1998-B), 4.00% Bonds, 11/1/2005	3,150,139
1,610,000		Huntsville, AL, Warrants (Series 2005-B), 5.00% Bonds (FSA INS), 2/1/2006	1,642,310
1,000,000		Jacksonville, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)	1,000,000
4,500,000		Jefferson County, AL Sewer System, (Series 2003 B-2 Warrants) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	4,500,000
8,620,000	[2]	Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	8,620,000
1,000,000		Jefferson County, AL Sewer System, Warrants (Series 2002 C-3) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	1,000,000
2,325,000		Legends Park Improvement District, AL, (Series 2002-A) Weekly VRDNs (Columbus Bank and Trust Co., GA LOC)	2,325,000
10,000,000		Lincoln, AL IDA, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Honda Manufacturing of Alabama LLC)/(Bank of America N.A. LOC)	10,000,000
700,000		Lowndes County, AL IDB, (Series 1996) Weekly VRDNs (Warren Oil Co.)/(Wachovia Bank N.A. LOC)	700,000
2,140,000		Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wachovia Bank N.A. LOC)	2,140,000
3,500,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.)	3,500,000
7,615,000	[2]	Mobile, AL, Class A Certificates (Series 2002-197) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	7,615,000
1,415,000		Montgomery, AL IDB, (Series 1990-A) Weekly VRDNs (Industrial Partners)/(SunTrust Bank LOC)	1,415,000
3,700,000		Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC)	3,700,000
2,305,000		Montgomery, AL IDB, (Series 2002) Weekly VRDNs (Norment Security Group, Inc.)/(PNC Bank, N.A. LOC)	2,305,000
6,000,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	6,000,000
3,490,000		Montgomery, AL IDB, IDRBs (Series 1996A) Weekly VRDNs (Jobs Co. LLC)/(Columbus Bank and Trust Co., GA LOC)	3,490,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Alabama--continued
$1,125,000		Montgomery, AL Waterworks & Sanitary Sewer Board, (Series 2005), 3.00% Bonds (FSA INS), 3/1/2006	$1,128,197
515,000		Montgomery-Engelside, AL Medical Clinic Board, (Series 1999-A) Weekly VRDNs (Montgomery Surgical Center Ltd.)/(SunTrust Bank LOC)	515,000
565,000		Orange Beach, AL, General Obligation Warrants (Series 2005), 3.50% Bonds (AMBAC INS), 2/1/2006	568,939
3,965,000		Perry County, AL IDB, Revenue Bonds (Series 1998) Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC)	3,965,000
1,630,000		Phenix City, AL, (Series 1998) Weekly VRDNs (Kudzu LLC)/(SunTrust Bank LOC)	1,630,000
405,000		Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC)	405,000
2,590,000		Scottsboro, AL IDB, (Series 2002) Weekly VRDNs (Hisan, Inc.)/ (Amsouth Bank N.A., Birmingham, AL LOC)	2,590,000
1,645,000		Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/ (Regions Bank, Alabama LOC)	1,645,000
2,130,000		St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/ (National Australia Bank Ltd., Melbourne LOC)	2,130,000
1,690,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/ (Regions Bank, Alabama LOC)	1,690,000
3,602,000		Tuscaloosa County, AL Automotive Corridor IDA, (Series 2002) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	3,602,000
530,000		University of Alabama Board of Trustees, Student Housing Revenue Bonds (Series 2004-B), 3.00% Bonds (University of Alabama in Huntsville)/(AMBAC INS), 9/1/2005	532,379
1,865,000		Vincent, AL IDB Weekly VRDNs (Headquarters Partnership Project)/ (National Australia Bank Ltd., Melbourne LOC)	1,865,000
910,000		Vincent, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/ (National Australia Bank Ltd., Melbourne LOC)	910,000
		TOTAL	233,114,993
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Puerto Rico--1.7%
$4,000,000		Puerto Rico Government Development Bank (GDB), 3.10% CP, Mandatory Tender 5/3/2005	$4,000,000
		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST) [3]	237,114,993
		OTHER ASSETS AND LIABILITIES - NET--0.5%	1,243,896
		TOTAL NET ASSETS--100%	$238,358,889

Securities that are subject to the federal alternative minimum tax (AMT) represent 40.6% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $63,625,000 which represents 26.7% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$237,114,993
Cash		471,668
Income receivable		892,772
Receivable for shares sold		153,879
Prepaid expense		15,511
TOTAL ASSETS		238,648,823
Liabilities:
Payable for shares redeemed	$53,912
Income distribution payable	185,939
Payable for shareholder services fee (Note 5)	50,083
TOTAL LIABILITIES		289,934
Net assets for 238,361,617 shares outstanding		$238,358,889
Net Assets Consist of:
Paid-in capital		$238,361,617
Accumulated net realized loss on investments		(3,008)
Undistributed net investment income		280
TOTAL NET ASSETS		$238,358,889
Net Asset Value, Offering Price, and Redemption Proceeds Per Share:
$238,358,889 ÷ 238,361,617 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$2,817,551
Expenses:
Investment adviser fee (Note 5)		$734,529
Administrative personnel and services fee (Note 5)		118,007
Custodian fees		6,625
Transfer and dividend disbursing agent fees and expenses		9,581
Directors'/Trustees' fees		1,163
Auditing fees		6,469
Legal fees		4,467
Portfolio accounting fees		36,658
Shareholder services fee (Note 5)		366,179
Share registration costs		9,864
Printing and postage		4,760
Insurance premiums		5,138
Miscellaneous		997
TOTAL EXPENSES		1,304,437
Waivers (Note 5):
Waiver of investment adviser fee	$(469,587)
Waiver of administrative personnel and services fee	(6,065)
Waiver of shareholder services fee	(13,605)
TOTAL WAIVERS		(489,257)
Net expenses			815,180
Net investment income			$2,002,371

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,002,371	$2,165,740
Net realized gain on investments	--	3,500
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,002,371	2,169,240
Distributions to Shareholders:
Distributions from net investment income	(2,001,511)	(2,166,448)
Share Transactions:
Proceeds from sale of shares	278,922,042	569,230,830
Net asset value of shares issued to shareholders in payment of distributions declared	1,126,104	1,408,474
Cost of shares redeemed	(350,621,016)	(612,994,048)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(70,572,870)	(42,354,744)
Change in net assets	(70,572,010)	(42,351,952)
Net Assets:
Beginning of period	308,930,899	351,282,851
End of period (including undistributed (distributions in excess of) net, investment income of $280 and $(580), respectively)	$238,358,889	$308,930,899

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income taxes imposed by the state of Alabama consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $238,361,617.

The following table summarizes share activity:

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	278,922,042	569,230,830
Shares issued to shareholders in payment of distributions declared	1,126,104	1,408,474
Shares redeemed	(350,621,016)	(612,994,048)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(70,572,870)	(42,354,744)

4. FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $3,008 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$3,008

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $189,487,000 and $268,760,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 82.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.5% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Alabama Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N260

G01120-01 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Arizona Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007		0.006	0.006	0.011		0.027	0.036
Net realized gain (loss) on investments	0.000	[1]	--	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007		0.006	0.006	0.011		0.027	0.036
Less Distributions:
Distributions from net investment income	(0.007)		(0.006)	(0.006)	(0.011)		(0.027)	(0.036)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.67%		0.60%	0.64%	1.12%		2.77%	3.66%

Ratios to Average Net Assets:
Expenses	0.64	% [3]	0.64%	0.64%	0.64%		0.64%	0.59%
Net investment income	1.35	% [3]	0.58%	0.65%	1.10%		2.64%	3.61%
Expense waiver/reimbursement [4]	0.56	% [3]	0.50%	0.40%	0.36%		0.42%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,441		$58,032	$83,596	$109,815		$89,533	$70,798

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,006.70	$3.18
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.62	$3.21

1 Expenses are equal to the Fund's annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	88.4%
Municipal Notes	9.8%
Commercial Paper	1.8%
TOTAL	100.0%

At April 30, 2005, the Fund's credit quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	64.7%	Prime-1	90.9%
A-1	28.0%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	7.3%	Not rated by Moody's	9.1%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 7.3% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 includes municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

At April 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	88.4%
8-30 Days	1.8%
31-90 Days	3.2%
91-180 Days	2.5%
181 Days or more	4.1%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7% [1]
		Arizona--90.2%
$700,000		Apache County, AZ, IDA (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	$700,000
750,000		Apache County, AZ, IDA (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse First Boston LOC)	750,000
2,115,000		Arizona Health Facilities Authority (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(Lasalle Bank, N.A. LOC)	2,115,000
1,000,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	1,000,000
750,000		Arizona State Transportation Board, 5.25% GANs (MBIA Insurance Corp. INS), 1/1/2006	764,003
2,200,000		Casa Grande, AZ, IDA (Series 2002A), Weekly VRDNs (Price Companies, Inc.)/ (Bank of America N.A. LOC)	2,200,000
1,654,000		Chandler, AZ, IDA (Series 1999A), Weekly VRDNs (South Bay Circuits, Inc.)/ (Comerica Bank - California LOC)	1,654,000
7,221,000		Flagstaff, AZ (Series 1999), Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC)	7,221,000
1,780,000		Glendale, AZ, IDA Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,780,000
750,000		Maricopa County, AZ, Unified School District No. 210, 2.375% Bonds (FSA INS), 7/1/2005	750,897
1,000,000		Maricopa County, AZ, Unified School District No. 97 (Series A), 5.00% Bonds (FGIC INS), 7/1/2005	1,005,146
3,740,000		Maricopa County, AZ, IDA (Series 1984), Weekly VRDNs (Gannett Co., Inc.)	3,740,000
2,910,000		Maricopa County, AZ, IDA (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/ (Wachovia Bank N.A. LOC)	2,910,000
1,900,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments, LP)/(FNMA LOC)	1,900,000
1,765,000	[2]	Maricopa County, AZ, IDA, MT-048 Weekly VRDNs (Waste Management, Inc.)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC)	1,765,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Arizona--continued
$1,470,000		Mohave County, AZ, IDA (Series 2004A), 5.00% Bonds (Mohave Prison LLC)/ (XL Capital Assurance Inc. INS), 4/1/2006	$1,502,990
1,350,000		Phoenix, AZ, Civic Improvement Corp., Senior Lien Wastewater System (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ)	1,350,000
500,000	[2]	Phoenix, AZ, IDA, SFM, PT-1082 Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	500,000
1,090,000		Phoenix, AZ, IDA (Series 1998), Weekly VRDNs (Standard Printing Co., Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC)	1,090,000
1,000,000		Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (Copper Palms Apartments)/ (FHLMC LOC)	1,000,000
1,115,000		Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (MechoShade West, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC)	1,115,000
2,000,000		Phoenix, AZ, IDA (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC)	2,000,000
2,910,000		Pima County, AZ, IDA (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	2,910,000
860,000	[2]	Pima County, AZ, IDA, FR/RI-L21 (Series 2000), Weekly VRDNs (Tucson Electric Power Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	860,000
2,100,000		Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (D.A. Holdings LLC)/ (Wells Fargo Bank Minnesota N.A. LOC)	2,100,000
1,845,000		Sierra Vista, AZ, IDA (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC)	1,845,000
2,500,000		Tempe, AZ, IDA (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/ (Lasalle Bank, N.A. LOC)	2,500,000
1,000,000		Yavapai, AZ, IDA (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ)	1,000,000
		TOTAL	50,028,036
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Puerto Rico--9.5%
$1,380,000	[2]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), 1.88% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 10/20/2005	$1,380,000
1,000,000		Puerto Rico Government Development Bank (GDB), 3.00% CP, Mandatory Tender 5/16/2005	1,000,000
2,845,000	[2]	Puerto Rico Public Finance Corp., PUTTERs (Series 272) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC)	2,845,000
		TOTAL	5,225,000
		TOTAL MUNICIPAL INVESTMENTS--99.7% (AT AMORTIZED COST) [3]	55,253,036
		OTHER ASSETS AND LIABILITIES - NET--0.3%	188,008
		TOTAL NET ASSETS--100%	$55,441,044

Securities that are subject to the federal alternative minimum tax (AMT) represent 42.2% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $7,350,000 which represents 13.3% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$55,253,036
Cash		82,748
Income receivable		193,023
TOTAL ASSETS		55,528,807
Liabilities:
Income distribution payable	$21,873
Payable for shareholders services fee (Note 5)	10,000
Accrued expenses	55,890
TOTAL LIABILITIES		87,763
Net assets for 55,437,251 shares outstanding		$55,441,044
Net Assets Consist of:
Paid-in capital		$55,437,251
Accumulated net realized gain on investments		3,875
Distributions in excess of net investment income		(82)
TOTAL NET ASSETS		$55,441,044
Net Asset Value, Offering Price, and Redemption Proceeds Per Share:
$55,441,044 ÷ 55,437,251 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$633,073
Expenses:
Investment adviser fee (Note 5)		$159,699
Administrative personnel and services fee (Note 5)		74,367
Custodian fees		1,764
Transfer and dividend disbursing agent fees and expenses		16,847
Directors'/Trustees' fees		389
Auditing fees		6,386
Legal fees		3,987
Portfolio accounting fees		20,824
Shareholder services fee (Note 5)		75,494
Share registration costs		11,179
Printing and postage		4,463
Insurance premiums		4,160
Miscellaneous		282
TOTAL EXPENSES		379,841
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(159,699)
Waiver of administrative personnel and services fee	(12,073)
Reimbursement of other operating expenses	(4,943)
TOTAL WAIVERS AND REIMBURSEMENT		(176,715)
Net expenses			203,126
Net investment income			429,947
Net realized gain on investments			4,378
Change in net assets resulting from operations			$434,325

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$429,947	$449,505
Net realized gain on investments	4,378	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	434,325	449,505
Distributions to Shareholders:
Distributions from net investment income	(429,825)	(449,698)
Share Transactions:
Proceeds from sale of shares	172,585,170	401,107,491
Net asset value of shares issued to shareholders in payment of distributions declared	302,318	297,311
Cost of shares redeemed	(175,482,722)	(426,968,985)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,595,234)	(25,564,183)
Change in net assets	(2,590,734)	(25,564,376)
Net Assets:
Beginning of period	58,031,778	83,596,154
End of period (including distributions in excess of net investment income of $(82) and $(204), respectively).	$55,441,044	$58,031,778

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers one class of Shares: Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $55,437,251.

The following table summarizes share activity:

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	172,585,170	401,107,491
Shares issued to shareholders in payment of distributions declared	302,318	297,311
Shares redeemed	(175,482,722)	(426,968,985)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,595,234)	(25,564,183)

4. FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $503, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$179
2009	$324

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC retained $57 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $96,439,000 and $93,910,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 90.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.1% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Arizona Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N450

G02372-04 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Service Shares
Institutional Shares
Cash II Shares
Institutional Capital Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007		0.007		0.007	0.010		0.025	0.032
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007		0.007		0.007	0.010		0.025	0.032
Less Distributions:
Distributions from net investment income	(0.007)		(0.007)		(0.007)	(0.010)		(0.025)	(0.032)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.69%		0.66%		0.68%	1.05%		2.53%	3.28%

Ratios to Average Net Assets:
Expenses	0.50	% [3]	0.50%		0.50%	0.50%		0.50%	0.50%
Net investment income	1.43	% [3]	0.66%		0.66%	1.04%		2.49%	3.22%
Expense waiver/reimbursement [4]	0.38	% [3]	0.40%		0.40%	0.38%		0.39%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$918,716		$731,846		$761,556	$577,402		$642,248	$575,278

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008		0.009		0.009	0.013	0.028	0.034
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	0.000 [1]	(0.000)	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.008		0.009		0.009	0.013	0.028	0.034
Less Distributions:
Distributions from net investment income	(0.008)		(0.009)		(0.009)	(0.013)	(0.028)	(0.034)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.82%		0.91%		0.93%	1.30%	2.79%	3.54%

Ratios to Average Net Assets:
Expenses	0.25	% [3]	0.25%		0.25%	0.25%	0.25%	0.25%
Net investment income	1.68	% [3]	0.91%		0.92%	1.29%	2.68%	3.47%
Expense waiver/reimbursement [4]	0.63	% [3]	0.65%		0.65%	0.63%	0.64%	0.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$619,293		$253,407		$235,223	$238,836	$304,037	$103,476

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout the Period)

	Six Months Ended (unaudited)		Year Ended October 31,					Period Ended
	4/30/2005		2004		2003	2002		10/31/2001	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.006		0.005		0.005	0.009		0.020
Net realized gain (loss) on investments	0.000	[2]	(0.000	) [2]	0.000 [2]	(0.000	) [2]	--
TOTAL FROM INVESTMENTS OPERATIONS	0.006		0.005		0.005	0.009		0.020
Less Distributions:
Distributions from net investment income	(0.006)		(0.005)		(0.005)	(0.009)		(0.020)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [3]	0.62%		0.51%		0.53%	0.90%		2.00%

Ratios to Average Net Assets:
Expenses	0.65	% [4]	0.65%		0.65%	0.65%		0.60	% [4]
Net investment income	1.23	% [4]	0.51%		0.53%	0.88%		1.96	% [4]
Expense waiver/reimbursement [5]	0.43	% [4]	0.45%		0.45%	0.43%		0.49	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$213,015		$234,964		$232,288	$259,540		$52,493

1 Reflects operations for the period December 15, 2000 to October 31, 2001.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout the Period)

	Period Ended	[1]
	4/30/2005
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.005
Less Distributions:
Distributions from net investment income	(0.005)
Net Asset Value, End of Period	$1.00
Total Return [2]	0.49%

Ratios to Average Net Assets:
Expenses	0.30	% [3]
Net investment income	3.26	% [3]
Expense waiver/reimbursement [4]	0.58	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,582

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statement

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout the Period)

	Period Ended	[1]
	4/30/2005
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.003
Less Distributions:
Distributions from net investment income	(0.003)
Net Asset Value, End of Period	$1.00
Total Return [2]	0.30%

Ratios to Average Net Assets:
Expenses	1.00	% [3]
Net investment income	1.66	% [3]
Expense waiver/reimbursement [4]	0.48	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,677

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statement

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 1 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period
Actual:
Institutional Service Shares	$1,000	$1,006.90	$2.49	[2]
Institutional Shares	$1,000	$1,008.20	$1.24	[2]
Cash II Shares	$1,000	$1,006.20	$3.23	[2]
Institutional Capital Shares (1/18/2005) [1]	$1,000	$1,004.90	$0.85	[1]
Cash Series Shares (1/18/2005) [1]	$1,000	$1,003.00	$2.83	[1]
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.32	$2.51	[2]
Institutional Shares	$1,000	$1,023.55	$1.25	[2]
Cash II Shares	$1,000	$1,021.57	$3.26	[2]
Institutional Capital Shares	$1,000	$1,023.31	$1.51	[1]
Cash Series Shares	$1,000	$1,019.84	$5.01	[1]

1 "Actual" expense information for the Fund's Institutional Capital Shares and Cash Series Shares is for the period from January 18, 2005 (date of initial public investment) to April 30, 2005. Actual expenses are equal to the Fund's Institutional Capital Shares and Cash Series Shares annualized expense ratio, multiplied by the average account value over the period, multiplied by 103/365 (to reflect the period from initial public investment to April 30, 2005). "Hypothetical" expense information for Institutional Capital Shares and Cash Series Shares is presented on the basis of the full one-half-year period to enable comparisons to other funds. It is based on assuming the same expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period). The annualized expense ratios are as follows:

Institutional Capital Shares	0.30%
Cash Series Shares	1.00%

2 Expenses are equal to the Fund's annualized expense ratio of the respective Share Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized expense ratios are as follows:

Institutional Service Shares	0.50%
Institutional Shares	0.25%
Cash II Shares	0.65%

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	82.3%
Municipal Notes	13.0%
Commercial Paper	4.7%
TOTAL	100.0%

At April 30, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	55.6%	Prime-1	86.7%
A-1	41.4%
A-2	0.6%	Prime-2	8.8%
Not rated by S&P	2.4%	Not rated by Moody's	4.5%
TOTAL	100.0%	TOTAL	100.0%

At April 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	84.1%
8-30 Days	0.9%
31-90 Days	7.8%
91-180 Days	6.0%
181 Days or more	1.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit- quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 0.9% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1]
		California--91.5%
$7,100,000		ABAG Finance Authority for Non-Profit Corporations, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC)	$7,100,000
8,645,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2000) Weekly VRDNs (Episcopal Homes Foundation)/(Wells Fargo Bank, N.A. LOC)	8,645,000
2,000,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2002A) Weekly VRDNs (Hamlin School)/(BNP Paribas SA LOC)	2,000,000
6,900,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2003) Weekly VRDNs (Valley Christian Schools)/(Bank of America N.A. LOC)	6,900,000
10,535,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2004) Weekly VRDNs (On Lok: Senior Health Services/Community Housing, Inc.)/(Bank of America N.A. LOC)	10,535,000
11,500,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC)	11,500,000
3,600,000		ABAG Finance Authority for Non-Profit Corporations, (Series 1999) Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC)	3,600,000
20,555,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1998-10) Weekly VRDNs (San Diego, CA Water Utility Fund)/ (FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	20,555,000
6,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1998-17) Weekly VRDNs (Sacramento County, CA Airport System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	6,500,000
12,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1998-25) Weekly VRDNs (Los Angeles, CA Wastewater System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,000,000
14,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1999-7) Weekly VRDNs (Los Angeles, CA Unified School District)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	14,000,000
19,856,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1999-8) Weekly VRDNs (Contra Costa, CA Water District)/ (FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	19,856,000
19,330,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 2002-11), 2.10% TOBs (North Orange County, CA Community College District)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 6/15/2005	19,330,000
24,100,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2003C) Weekly VRDNs (AMBAC INS)/(Landesbank Baden-Wuerttemberg LIQ)	24,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$15,745,000	[2]	California Educational Facilities Authority, Floater Certificates (Series 2000-487), 1.89% TOBs (Stanford University)/(Morgan Stanley LIQ), Optional Tender 10/20/2005	$15,745,000
865,000	[2]	California HFA, Variable Rate Certificates (Series 1998E) Weekly VRDNs (Bank of America N.A. LIQ)	865,000
5,600,000		California Health Facilities Financing Authority, (Series 1998) Weekly VRDNs (Southern California Presbyterian Homes)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	5,600,000
8,500,000	[2]	California Health Facilities Financing Authority, (Series 2004 FR/RI-F8J) Weekly VRDNs (Catholic Healthcare West)/(Lehman Brothers Holdings, Inc. SWP)	8,500,000
12,000,000		California Health Facilities Financing Authority, (Series 2004) Weekly VRDNs (Northern California Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC)	12,000,000
51,200,000		California Health Facilities Financing Authority, (Series 2004J) Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase Bank, N.A. LOC)	51,200,000
10,000,000		California Health Facilities Financing Authority, (Series 2004K) Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase Bank, N.A. LOC)	10,000,000
11,500,000		California Infrastructure & Economic Development Bank, (Series 2002: Academy of Motion Picture Arts and Sciences) Weekly VRDNs (The Vine Street Archive Foundation)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	11,500,000
8,000,000		California Infrastructure & Economic Development Bank, (Series 2003A) Weekly VRDNs (SRI International)/(Wells Fargo Bank, N.A. LOC)	8,000,000
5,550,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	5,550,000
15,000,000		California School Cash Reserve Program Authority, (Series 2004 A), 3.00% TRANs (AMBAC INS), 7/6/2005	15,034,541
17,325,000	[2]	California State Department of Transportation, PUTTERs (Series 463) Weekly VRDNs (FGIC INS)/(PNC Bank, N.A. LIQ)	17,325,000
3,300,000	[2]	California State Department of Water Resources Power Supply Program, (PT-748) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,300,000
500,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-2) Weekly VRDNs (AMBAC INS)/(WestLB AG (Guaranteed) LIQ)	500,000
34,185,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-3) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	34,185,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$53,450,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-7) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	$53,450,000
5,540,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-9) Weekly VRDNs (Citibank N.A., New York LOC)	5,540,000
7,700,000	[2]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/ (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	7,700,000
5,000,000	[2]	California State, (PA-1164) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,000,000
16,000,000		California State, (Series 2003 B-1) Weekly VRDNs (BNP Paribas SA, Bank of New York and CALSTRS (California State Teachers' Retirement System) LOCs)	16,000,000
6,500,000		California State, (Series 2004 A-8) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs)	6,500,000
12,700,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs)	12,700,000
15,250,000	[2]	California State, (Series 2004 FR/RI-L19J) Weekly VRDNs (California State Fiscal Recovery Fund)/(Lehman Brothers Holdings, Inc. LIQ)	15,250,000
16,000,000	[2]	California State, (Series 2004 FR/RI-L27) Weekly VRDNs (California State Fiscal Recovery Fund)/(Lehman Brothers Holdings, Inc. LIQ)	16,000,000
30,000,000		California State, 3.00% RANs, 6/30/2005	30,061,618
9,000,000		California State, 4.00% Bonds (XL Capital Assurance Inc. INS), 11/1/2005	9,075,280
5,875,000		California State, 5.00% Bonds, 3/1/2006	5,999,922
7,780,000		California State, Economic Recovery Bonds (Series 2004C-16) Weekly VRDNs (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ)	7,780,000
9,050,000	[2]	California State, MERLOTS (Series 2002-A17) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	9,050,000
9,730,000	[2]	California State, Macon Trust (Series 2004C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	9,730,000
19,995,000	[2]	California State, Municipal Trust Certificates (Series 2004-212) Weekly VRDNs (California State Fiscal Recovery Fund)/(FGIC, MBIA Insurance Corp. INS) and Bear Stearns Cos., Inc. LIQs)	19,995,000
27,010,000	[2]	California State, PUTTERs (Series 464) Weekly VRDNs (California State Fiscal Recovery Fund)/(PNC Bank, N.A. LIQ)	27,010,000
10,650,000	[2]	California State, Roaring Fork (Series 2001-1) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	10,650,000
10,840,000	[2]	California State, Trust Receipts (Series 1997 SG 90) Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ)	10,840,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$3,945,000		California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	$3,945,000
2,355,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(BNP Paribas SA LOC)	2,355,000
11,750,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC)	11,750,000
7,100,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC LOC)	7,100,000
9,800,000		California Statewide Communities Development Authority, (Series 2003: Cathedral High School) Weekly VRDNs (Catholic Secondary Education-Diocese of San Diego, Inc.)/(Allied Irish Banks PLC LOC)	9,800,000
11,400,000		California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser Permanente)	11,400,000
11,400,000		California Statewide Communities Development Authority, (Series 2003B) Weekly VRDNs (Kaiser Permanente)	11,400,000
43,900,000		California Statewide Communities Development Authority, (Series 2003D) Weekly VRDNs (Kaiser Permanente)	43,900,000
25,000,000	[2]	California Statewide Communities Development Authority, (Series 2004 FR/RI-FI5) Weekly VRDNs (CHF-Irvine LLC)/(Lehman Brothers Holdings, Inc. SWP)	25,000,000
9,700,000		California Statewide Communities Development Authority, (Series 2004K), 2.05% CP (Kaiser Permanente), Mandatory Tender 5/23/2005	9,700,000
21,800,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente)	21,800,000
20,475,000		California Statewide Communities Development Authority, (Series 2004M) Weekly VRDNs (Kaiser Permanente)	20,475,000
10,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California LOC)	10,000,000
26,000,000		California Statewide Communities Development Authority, (Series B) Weekly VRDNs (Kaiser Permanente)	26,000,000
4,715,000	[2]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ)	4,715,000
10,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 6/1/2005	10,014,353
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$7,045,000	[2]	California Statewide Communities Development Authority, Roaring Forks (Series 2001-H) Weekly VRDNs (Orange Tree Apartments)/(GNMA COL)/(Bank of New York LIQ)	$7,045,000
4,455,000	[2]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series A) Weekly VRDNs (California HFA)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ)	4,455,000
4,370,000		Compton, CA Solid Waste Management Facilities, (Series 2000) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) LOC)	4,370,000
1,300,000		Davis, CA Community Facilities District No. 1999-2, (Series 2000) Weekly VRDNs (Wells Fargo Bank, N.A. LOC)	1,300,000
17,745,000		Eden Township, CA Healthcare District, (Series 2004) Weekly VRDNs (Eden Hospital Health Services Corp.)/(Allied Irish Banks PLC LOC)	17,745,000
21,040,000	[2]	Encinitas, CA Community Facilities District, (Series 2000 FR/RI A5), 1.94% TOBs (Encinitas Ranch Public Improvements)/(United States Treasury PRF), Optional Tender 9/1/2005	21,040,000
67,705,000		Fresno, CA, (Series 2000C) Weekly VRDNs (Trinity Healthcare Credit Group)	67,705,000
6,105,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC)	6,105,000
5,168,161	[2]	Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	5,168,161
2,668,746	[2]	Koch Floating Rate Trust (California Non-AMT)/(Series 1999-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	2,668,746
20,885,228	[2]	Koch Floating Rate Trust (California Non-AMT)/(Series 1999-2) Weekly VRDNs (AMBAC, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	20,885,228
6,320,000	[2]	La Quinta, CA Financing Authority, Floater CRVS (Series 2005-5) Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	6,320,000
11,300,000	[2]	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	11,300,000
23,355,000	[2]	Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts (Series 1998-CMC2) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	23,355,000
24,300,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-1) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank Girozentrale, Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and WestLB AG (Guaranteed) LIQs)	24,300,000
6,800,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-1) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Water Works/System))/(Dexia Credit Local LIQ)	6,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$13,950,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-2) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank Girozentrale, Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and WestLB AG (Guaranteed) LIQs)	$13,950,000
10,000,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-4) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Water Works/System))/(National Australia Bank Ltd., Melbourne LIQ)	10,000,000
12,000,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-5) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank Girozentrale, Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and WestLB AG (Guaranteed) LIQs)	12,000,000
11,000,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-7) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank Girozentrale, Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and WestLB AG (Guaranteed) LIQs)	11,000,000
28,300,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-8) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank of America N.A., Bayerische Landesbank Girozentrale, Dexia Credit Local, J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and WestLB AG (Guaranteed) LIQs)	28,300,000
45,000,000		Los Angeles, CA Unified School District, 5.00% TRANs, 9/1/2005	45,418,775
9,425,000	[2]	Los Angeles, CA Unified School District, AUSTIN (Series 2003A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	9,425,000
17,485,000	[2]	Los Angeles, CA Unified School District, ROCs (Series 35) Weekly VRDNs (FGIC INS)/ (Citibank NA, New York LIQ)	17,485,000
15,000,000		Los Angeles, CA Wastewater System, 2.33% CP, Mandatory Tender 6/16/2005	15,000,000
33,400,000	[2]	Los Angeles, CA, (Series 2004 FR/RI-L53J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	33,400,000
15,225,000	[2]	Los Angeles, CA, (Series 2004 FR/RI-L54J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	15,225,000
12,500,000	[2]	Metropolitan Water District of Southern California, MERLOTS (Series 1999 O) Weekly VRDNs (Wachovia Bank N.A. LIQ)	12,500,000
10,000,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank of California LOC)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$16,300,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America N.A. LOC)	$16,300,000
3,300,000	[2]	Oakland, CA, MERLOTS (Series 2000M) Weekly VRDNs (1800 Harrison Foundation)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	3,300,000
4,960,000	[2]	Oxnard, CA Financing Authority, Water Revenue (SG 174) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	4,960,000
7,200,000		Peninsula Corridor Joint Powers Board, CA, (Series 2004-A), 1.76% GANs, 5/3/2005	7,200,159
4,850,000		Peninsula Corridor Joint Powers Board, CA, (Series 2004-B), 2.39% GANs, 10/14/2005	4,861,037
6,010,000	[2]	Placentia-Yorba Linda, CA Unified School District, (PUTTERs Series 457) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	6,010,000
5,500,000		Regents of University of California, (Series A), 2.32% CP, Mandatory Tender 5/17/2005	5,500,000
8,655,000	[2]	Riverside, CA, Municipal Securities Trust Receipts (Series 1998-CMC5) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	8,655,000
6,770,000	[2]	Riverside, CA, PT-477 Weekly VRDNs (Sierra Pines Apartments)/(FHLMC GTD)/(FHLMC LIQ)	6,770,000
2,600,000	[2]	Sacramento County, CA Sanitation District, MERLOTS (Series 2000 SSS) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF)	2,600,000
20,000,000		Sacramento County, CA, 3.00% TRANs, 7/11/2005	20,051,650
16,000,000	[2]	Sacramento, CA Municipal Utility District, MERLOTS (Series 2000 A10) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	16,000,000
3,980,000	[2]	Sacramento, CA Municipal Utility District, Variable Certificates (Series 2002M) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	3,980,000
10,000,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC)	10,000,000
35,415,000	[2]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(Danske Bank A/S LIQ)/(Danske Bank A/S LOC)	35,415,000
6,000,000		San Diego, CA Metropolitan Transit Development Board, 3.50% RANs, 1/4/2006	6,053,877
6,000,000	[2]	San Diego, CA Water Authority, Piper Certificates (Series 2002I) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	6,000,000
4,000,000	[2]	San Diego, CA, Trust Receipts (Series 2001 FR/RI - L2) Weekly VRDNs (San Diego Gas & Electric)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	4,000,000
20,000,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC)	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$3,000,000		San Francisco, CA Redevelopment Finance Agency, (1985 Issue D; Series A) Weekly VRDNs (Bayside Village Associates)/(J.P. Morgan Chase Bank, N.A. LOC)	$3,000,000
12,600,000		San Francisco, CA Redevelopment Finance Agency, (1985 Issue D; Series B) Weekly VRDNs (Bayside Village Associates)/(J.P. Morgan Chase Bank, N.A. LOC)	12,600,000
2,655,000	[2]	San Jose, CA Airport, ROCs (Series 2004) Weekly VRDNs (FSA INS)/ (Citigroup Global Markets Holdings, Inc. LIQ)	2,655,000
5,435,000	[2]	San Jose, CA Redevelopment Agency, Merged Area Redevelopment (Series 2004 FR/RI-F6J) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	5,435,000
16,590,000		Sanger, CA Public Financing Authority, (Series 2002A) Weekly VRDNs (Sanger, CA Water/Wastewater Systems)/(CALSTRS (California State Teachers' Retirement System) LOC)	16,590,000
7,000,000		Santa Rosa, CA Wastewater, (Series 2004A) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC)	7,000,000
19,560,000	[2]	Southern California Public Power Authority, MERLOTS (Series 2002 A-62) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	19,560,000
2,205,000	[2]	Tahoe Truckee, CA Unified School District, (MERLOTS Series 2001-A72) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	2,205,000
5,560,000		Temecula, CA Public Financing Authority Community Facilities District No. 01-2 (Harveston), (Series 2002-A) Weekly VRDNs (Bank of America N.A. LOC)	5,560,000
4,800,000		Vallejo, CA, (Water System Revenue Bonds: Series 2001A) Weekly VRDNs (KBC Bank N.V. LOC)	4,800,000
14,950,000		Whittier, CA, (Series 2004) Weekly VRDNs (Whittier College)/(Radian Asset Assurance INS)/(Bank of New York LIQ)	14,950,000
		TOTAL	1,619,889,347
		Puerto Rico--8.1%
4,368,500	[2]	Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	4,368,500
8,815,000	[2]	Commonwealth of Puerto Rico, PUTTERs (Series 349) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	8,815,000
18,450,000	[2]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), 1.88% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 10/20/2005	18,450,000
28,412,000		Puerto Rico Government Development Bank (GDB), 2.25% CP, Mandatory Tender 6/8/2005	28,412,000
24,501,000		Puerto Rico Government Development Bank (GDB), 2.37% CP, Mandatory Tender 5/2/2005	24,501,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Puerto Rico--continued
$19,490,000	[2]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	$19,490,000
2,981,000	[2]	Puerto Rico Public Finance Corp., (Series 2004-911) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Morgan Stanley LIQ)	2,981,000
6,500,000	[2]	Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	6,500,000
17,885,000	[2]	Puerto Rico Public Finance Corp., Floater Certificates (Series 2002-705d) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	17,885,000
6,000,000	[2]	Puerto Rico Public Finance Corp., PUTTERs (Series 272) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC)	6,000,000
5,060,000	[2]	Puerto Rico Public Finance Corp., ROCs (Series 286) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	5,060,000
		TOTAL	142,462,500
		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST) [3]	1,762,351,847
		OTHER ASSETS AND LIABILITIES - NET--0.4%	7,931,168
		TOTAL NET ASSETS--100%	$1,770,283,015

At April 30, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $706,282,635 which represents 39.9% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,762,351,847
Cash		1,013,283
Income receivable		9,693,339
Receivable for shares sold		276,940
TOTAL ASSETS		1,773,335,409
Liabilities:
Payable for shares redeemed	$1,066,338
Income distribution payable	1,586,625
Payable for distribution services fee (Note 5)	31,917
Payable for shareholder services fee (Note 5)	292,357
Accrued expenses	75,157
TOTAL LIABILITIES		3,052,394
Net assets for 1,770,336,792 shares outstanding		$1,770,283,015
Net Assets Consist of:
Paid-in capital		$1,770,336,757
Accumulated net realized loss on investments		(54,734)
Undistributed net investment income		992
TOTAL NET ASSETS		$1,770,283,015
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$918,716,025 ÷ 918,740,810 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$619,293,071 ÷ 619,310,934 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$213,014,959 ÷ 213,026,336 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$4,581,652 ÷ 4,581,620 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$14,677,308 ÷ 14,677,092 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$15,447,011
Expenses:
Investment adviser fee (Note 5)		$4,013,096
Administrative personnel and services fee (Note 5)		644,811
Custodian fees		30,111
Transfer and dividend disbursing agent fees and expenses		218,169
Directors'/Trustees' fees		4,758
Auditing fees		6,661
Legal fees		8,284
Portfolio accounting fees		78,488
Distribution services fee--Cash II Shares (Note 5)		250,136
Distribution services fee--Cash Series Shares (Note 5)		4,183
Shareholder services fee--Institutional Service Shares (Note 5)		1,215,921
Shareholder services fee--Institutional Shares (Note 5)		461,583
Shareholder services fee--Cash II Shares (Note 5)		312,670
Shareholder services fee--Institutional Capital Shares (Note 5)		65
Shareholder services fee--Cash Series Shares (Note 5)		1,175
Share registration costs		23,953
Printing and postage		13,243
Insurance premiums		7,973
Miscellaneous		2,685
TOTAL EXPENSES		7,297,965
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(2,965,345)
Waiver of administrative personnel and services fee	(33,215)
Waiver of distribution services fee--Cash II Shares	(62,534)
Waiver of distribution services fee--Cash Series Shares	(166)
Waiver of shareholder services fee--Institutional Shares	(461,583)
Waiver of shareholder services fee--Institutional Capital Shares	(32)
Reimbursement of investment adviser fee	(6,483)
TOTAL WAIVERS AND REIMBURSEMENT		(3,529,358)
Net expenses			3,768,607
Net investment income			11,678,404
Net realized gain on investments			20,097
Change in net assets resulting from operations			$11,698,501

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,678,404	$8,136,971
Net realized gain (loss) on investments	20,097	(53,696)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,698,501	8,083,275
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(7,018,693)	(4,606,830)
Institutional Shares	(3,108,133)	(2,359,748)
Cash II Shares	(1,536,831)	(1,170,647)
Institutional Capital Shares	(2,063)	--
Cash Series Shares	(11,379)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,677,099)	(8,137,225)
Share Transactions:
Proceeds from sale of shares	3,746,137,249	4,675,711,708
Net asset value of shares issued to shareholders in payment of distributions declared	6,135,239	5,740,323
Cost of shares redeemed	(3,202,227,479)	(4,690,248,415)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	550,045,009	(8,796,384)
Change in net assets	550,066,411	(8,850,334)
Net Assets:
Beginning of period	1,220,216,604	1,229,066,938
End of period (including undistributed (distributions in excess of) net investment income of $992 and $(313), respectively)	$1,770,283,015	$1,220,216,604

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares, and Cash Series Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Institutional Capital Shares and Cash Series Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $1,770,336,757.

The following tables summarize share activity:

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Institutional Service Shares:
Shares sold	2,592,951,374	3,352,291,252
Shares issued to shareholders in payment of distributions declared	3,445,791	3,238,245
Shares redeemed	(2,409,536,217)	(3,385,217,862)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	186,860,948	(29,688,365)

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Institutional Shares:
Shares sold	875,612,061	841,836,801
Shares issued to shareholders in payment of distributions declared	1,155,201	1,334,181
Shares redeemed	(510,889,023)	(824,967,828)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	365,878,239	18,203,154

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Cash II Shares:
Shares sold	245,939,104	481,583,655
Shares issued to shareholders in payment of distributions declared	1,520,850	1,167,897
Shares redeemed	(269,412,844)	(480,062,725)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(21,952,890)	2,688,827

	Period Ended 4/30/2005 [1]	Year Ended 10/31/2004
Institutional Capital Shares:
Shares sold	5,185,700	--
Shares issued to shareholders in payment of distributions declared	2,021	--
Shares redeemed	(606,101)	--
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	4,581,620	--

	Period Ended 4/30/2005 [1]	Year Ended 10/31/2004
Cash Series Shares:
Shares sold	26,449,010	--
Shares issued to shareholders in payment of distributions declared	11,376	--
Shares redeemed	(11,783,294)	--
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	14,677,092	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	550,045,009	(8,796,384)

1 Reflects operations for the period January 18, 2005 (date of initial public investment) to April 30, 2005.

4. FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $74,831 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$21,135
2012	$53,696

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC retained $1,705 of fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares, and Cash Series Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,526,165,000 and $938,720,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 58.3% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.5% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N351
Cusip 60934N369
Cusip 60934N179
Cusip 608919403
Cusip 608919502

0041609 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006		0.005		0.005	0.009		0.025	0.033
Net realized gain (loss) on investments	--		(0.000	) [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006		0.005		0.005	0.009		0.025	0.033
Less Distributions:
Distributions from net investment income	(0.006)		(0.005)		(0.005)	(0.009)		(0.025)	(0.033)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.60%		0.48%		0.49%	0.90%		2.55%	3.37%

Ratios to Average Net Assets:
Expenses	0.67	% [3]	0.67%		0.67%	0.67%		0.65%	0.60%
Net investment income	1.17	% [3]	0.48%		0.49%	0.90%		2.53%	3.33%
Expense waiver/reimbursement [4]	0.25	% [3]	0.24%		0.23%	0.22%		0.25%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$174,084		$261,427		$306,669	$297,748		$276,936	$254,673

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended 4/30/2005	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.003
Less Distributions:
Distributions from net investment income	(0.003)
Net Asset Value, End of Period	$1.00
Total Return [2]	0.29%

Ratios to Average Net Assets:
Expenses	1.00	% [3]
Net investment income	1.81	% [3]
Expense waiver/reimbursement [4]	0.52	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,499

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 1 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,006.00	$3.33 [2]
Cash Series Shares (1/18/2005) [1]	$1,000	$1,002.90	$2.83 [1]
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.47	$3.36 [2]
Cash Series Shares	$1,000	$1,019.84	$5.01 [1]

1 "Actual" expense information for the Fund's Cash Series Shares is for the period from January 18, 2005 (date of initial public investment) to April 30, 2005. Actual expenses are equal to the Fund's Cash Series Shares annualized expense ratio, multiplied by the average account value over the period, multiplied by 103/365 (to reflect the period from initial public investment to April 30, 2005). "Hypothetical" expense information for Cash Series Shares is presented on the basis of the full one-half-year period to enable comparisons to other funds. It is based on assuming the same expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period). The annualized expense ratio is as follows:

Cash Series Shares	1.00%

2 Expenses are equal to the Fund's annualized expense ratio of the Institutional Service Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized expense ratio is as follows:

Institutional Service Shares	0.67%

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	72.1%
Municipal Notes	20.0%
Commercial Paper	7.9%
TOTAL	100.0%

At April 30, 2005, the Fund's credit quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	46.4%	Prime-1	86.9%
A-1	43.8%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	9.8%	Not rated by Moody's	13.1%
TOTAL	100.0%	TOTAL	100.0%

At April 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	75.4%
8-30 Days	0.0%
31-90 Days	4.6%
91-180 Days	9.8%
181 Days or more	10.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit- quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 9.8% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3% [1]
		Connecticut--79.1%
$480,000		Connecticut Development Authority Weekly VRDNs (Banta Associates)/(HSBC Bank USA LOC)	$480,000
900,000		Connecticut Development Authority, (Series 1997) Weekly VRDNs (Porcelen Ltd., CT LLC)/(U.S. Bank, N.A. LOC)	900,000
2,500,000		Connecticut Development Authority, (Series 1997A) Weekly VRDNs (Bradley Airport Hotel)/(KBC Bank N.V. LOC)	2,500,000
3,000,000		Connecticut Development Authority, (Series 1997B) Weekly VRDNs (Bradley Airport Hotel)/(J.P. Morgan Chase Bank, N.A. LOC)	3,000,000
700,000		Connecticut Development Authority, (Series 1997C) Weekly VRDNs (Bradley Airport Hotel)/(Fleet National Bank LOC)	700,000
8,000,000		Connecticut Development Authority, (Series 1999), 2.39% CP (New England Power Co.), Mandatory Tender 6/16/2005	8,000,000
1,665,000		Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC)	1,665,000
4,970,000	[2]	Connecticut State Airport, PA-826R Weekly VRDNs (Bradley International Airport)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,970,000
4,845,000	[2]	Connecticut State Clean Water Fund, PA-547R Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,845,000
5,500,000		Connecticut State HEFA, (Series 2004-B) Weekly VRDNs (Eastern Connecticut Health Network)/(Comerica Bank LOC)	5,500,000
3,190,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Academy of Our Lady of Mercy Lauralton Hall)/(Allied Irish Banks PLC LOC)	3,190,000
6,400,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish Banks PLC LOC)	6,400,000
5,400,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel Walker School)/ (Allied Irish Banks PLC LOC)	5,400,000
1,900,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(Citizens Bank of Rhode Island LOC)	1,900,000
2,710,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/ (Bank of New York LOC)	2,710,000
1,440,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/(Wachovia Bank N.A. LOC)	1,440,000
3,400,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Charlotte Hungerfield Hospital)/(Fleet National Bank LOC)	3,400,000
1,490,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	1,490,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Connecticut--continued
$500,000		Connecticut State HEFA, (Series F) Weekly VRDNs (University of Hartford, CT)/(Citizens Bank of Rhode Island LOC)	$500,000
5,000,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank N.V. LOC)	5,000,000
12,995,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998T), 1.725% TOBs (Bank of America N.A. LIQ), Optional Tender 9/1/2005	12,995,000
9,315,000	[2]	Connecticut State Resource Recovery Authority, PUTTERs (Series 187) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	9,315,000
5,005,000	[2]	Connecticut State Transportation Infrastructure Authority, ROCs (Series 4068) Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	5,005,000
2,805,000		Connecticut State, (2001 Series A) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	2,805,000
4,815,000	[2]	Connecticut State, Austin Trust (Series 2002A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	4,815,000
6,725,000	[2]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	6,725,000
1,490,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (2003 Series 1) Weekly VRDNs (AMBAC INS)/(WestLB AG (Guaranteed) LIQ)	1,490,000
4,000,000	[2]	Connecticut State, Series 2000-515 Weekly VRDNs (Morgan Stanley LIQ)	4,000,000
9,945,000		Granby, CT, 3.25% BANs, 2/16/2006	10,002,959
2,955,000		Groton City, CT, 3.25% BANs, 2/15/2006	2,976,329
900,000		North Canaan, CT Housing Authority, (Series 2001) Weekly VRDNs (Geer Woods, Inc.)/(Wachovia Bank N.A. LOC)	900,000
3,710,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A. LOC)	3,710,000
3,000,000		Trumbull, CT, 3.00% BANs, 9/13/2005	3,015,288
1,165,000		Watertown, CT, 2.50% BANs, 8/11/2005	1,167,883
4,850,000		West Haven, CT, 3.50% BANs, 12/20/2005	4,885,175
1,870,000	[2]	Weston, CT, ROCs (Series 6501) Weekly VRDNs (Citibank NA, New York LIQ)	1,870,000
		TOTAL	139,667,634
		Puerto Rico--20.2%
3,386,500	[2]	Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	3,386,500
2,870,000	[2]	Commonwealth of Puerto Rico, PUTTERs (Series 349) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	2,870,000
5,805,000		Puerto Rico Government Development Bank (GDB), 2.37% CP, Mandatory Tender 5/2/2005	5,805,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Puerto Rico--continued
$1,595,000	[2]	Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/ (Lehman Brothers Holdings, Inc. LIQ)	$1,595,000
3,955,000	[2]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2000-FFF) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	3,955,000
5,100,000	[2]	Puerto Rico Public Finance Corp., (Series 2004 FR/RI-L37J) Weekly VRDNs (AMBAC INS)/(Lehman Brothers Holdings, Inc. LIQ)	5,100,000
3,974,000	[2]	Puerto Rico Public Finance Corp., (Series 2004-911) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Morgan Stanley LIQ)	3,974,000
3,000,000	[2]	Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	3,000,000
6,000,000	[2]	Puerto Rico Public Finance Corp., PUTTERs (Series 272) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC)	6,000,000
		TOTAL	35,685,500
		TOTAL MUNICIPAL INVESTMENTS--99.3% (AT AMORTIZED COST) [3]	175,353,134
		OTHER ASSETS AND LIABILITIES - NET--0.7%	1,230,401
		TOTAL NET ASSETS--100%	$176,583,535

Securities that are subject to the federal alternative minimum tax (AMT) represent 12.9% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.7%	2.3%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $84,420,500 which represents 47.8% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$175,353,134
Cash		345,139
Income receivable		933,244
Receivable for shares sold		100,082
TOTAL ASSETS		176,731,599
Liabilities:
Income distribution payable	$124,808
Payable for distribution services fee (Note 5)	156
Payable for shareholder services fee (Note 5)	21,197
Accrued expenses	1,903
TOTAL LIABILITIES		148,064
Net assets for 176,611,591 shares outstanding		$176,583,535
Net Assets Consist of:
Paid-in capital		$176,611,502
Accumulated net realized loss on investments		(28,067)
Undistributed net investment income		100
TOTAL NET ASSETS		$176,583,535
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$174,084,422 ÷ 174,112,475 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$2,499,113 ÷ 2,499,116 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$2,059,444
Expenses:
Investment adviser fee (Note 5)		$560,414
Administrative personnel and services fee (Note 5)		90,033
Custodian fees		5,527
Transfer and dividend disbursing agent fees and expenses		35,328
Directors'/Trustees' fees		941
Auditing fees		6,248
Legal fees		8,424
Portfolio accounting fees		30,120
Distribution services fee--Cash Series Shares (Note 5)		443
Shareholder services fee--Institutional Service Shares (Note 5)		276,164
Shareholder services fee--Cash Series Shares (Note 5)		185
Share registration costs		10,250
Printing and postage		6,149
Insurance premiums		4,807
Miscellaneous		633
TOTAL EXPENSES		1,035,666
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(154,718)
Waiver of administrative personnel and services fee	(4,626)
Waiver of distribution services fee--Cash Series Shares	(280)
Waiver of shareholder services fee--Institutional Service Shares	(119,351)
Reimbursement of investment adviser fee	(8,072)
TOTAL WAIVERS AND REIMBURSEMENT		(287,047)
Net expenses			748,619
Net investment income			1,310,825

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,310,825	$1,313,545
Net realized gain (loss) on investments	--	(21,024)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,310,825	1,292,521
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(1,309,198)	(1,313,708)
Cash Series Shares	(1,340)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,310,538)	(1,313,708)
Share Transactions:
Proceeds from sale of shares	379,118,296	816,051,253
Net asset value of shares issued to shareholders in payment of distributions declared	686,310	773,205
Cost of shares redeemed	(464,648,669)	(862,045,296)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(84,844,063)	(45,220,838)
Change in net assets	(84,843,776)	(45,242,025)
Net Assets:
Beginning of period	261,427,311	306,669,336
End of period (including undistributed (distributions in excess of) net investment income of $100 and $(187), respectively)	$176,583,535	$261,427,311

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Cash Series Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $176,611,502.

The following tables summarize share activity:

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Institutional Service Shares:
Shares sold	371,565,100	816,051,253
Shares issued to shareholders in payment of distributions declared	684,970	773,206
Shares redeemed	(459,593,249)	(862,045,296)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(87,343,179)	(45,220,837)

	Period Ended 4/30/2005 [1]	Year Ended 10/31/2004
Cash Series Shares:
Shares sold	7,553,196	--
Shares issued to shareholders in payment of distributions declared	1,340	--
Shares redeemed	(5,055,420)	--
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	2,499,116	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(84,844,063)	(45,220,837)

1 Reflects operations from January 18, 2005 (date of initial public investment) to April 30, 2005.

4. FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $28,067 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 7,043
2012	$21,024

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash Series Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $141,100,000 and $216,710,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 59.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.6% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Connecticut Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N559
Cusip 608919601

0052406 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2005
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.007
Net realized gain (loss) on investments	--
TOTAL FROM INVESTMENT OPERATIONS	0.007
Less Distributions:
Distributions from net investment income	(0.007)
Net Asset Value, End of Period	$1.00
Total Return [3]	0.75%

Ratios to Average Net Assets:
Expenses	0.45	% [4]
Net investment income	1.51	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$198,657

1 The Fund changed its fiscal year-end from November 30 to October 31.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,					Period Ended		Year Ended
2004	2003	2002		2001	10/31/2000	[1]	11/30/1999
$1.00	$1.00	$1.00		$1.00	$1.00		$1.00

0.008	0.008	0.012		0.029	0.034		0.029
0.000 [2]	0.000 [2]	(0.000	) [2]	0.000 [2]	0.000	[2]	0.000 [2]
0.008	0.008	0.012		0.029	0.034		0.029

(0.008)	(0.008)	(0.012)		(0.029)	(0.034)		(0.029)
$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
0.76%	0.80%	1.24%		2.98%	3.46%		2.95%

0.45%	0.45%	0.45%		0.45%	0.45	% [4]	0.45%
0.74%	0.81%	1.22%		2.93%	3.70	% [4]	2.90%

$198,633	$334,439	$584,103		$581,401	$559,520		$527,701

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period	[1]
Actual	$1,000	$1,007.50	$2.24
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.56	$2.26

1 Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	86.4%
Municipal Notes	13.6%
Commercial Paper	0.0%
TOTAL	100.0%

At April 30, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	75.0%	Prime-1	94.7%
A-1	20.2%
A-2	2.8%	Prime-2	0.0%
Not rated by S&P	2.0%	Not rated by Moody's	5.3%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 1.0% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

At April 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	86.4%
8-30 Days	2.0%
31-90 Days	0.6%
91-180 Days	5.9%
181 Days or more	5.1%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1]
		Alabama--7.2%
$3,750,000		Alabama HFA MFH, (2000 Series A: Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	$3,750,000
1,000,000	[2]	Alabama State Public School & College Authority, (PA-918R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	1,000,000
1,000,000	[2]	Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	1,000,000
1,500,000		Anniston, AL, IDB, (Series 1989-A) Weekly VRDNs (Union Foundry Co.)/ (Amsouth Bank N.A., Birmingham, AL LOC)	1,500,000
7,000,000		Southeast Alabama Gas District, (Series 2003B) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Wachovia Bank N.A. LIQ)	7,000,000
		TOTAL	14,250,000
		Colorado--0.6%
1,195,000		Loveland, CO, IDR (Series 1993S), 2.15% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 6/1/2005	1,195,000
		Connecticut--1.5%
2,000,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), 1.675% TOBs (Bank of America N.A. LIQ), Optional Tender 9/1/2005	2,000,000
1,000,000		West Haven, CT, 3.50% BANs, 12/20/2005	1,006,801
		TOTAL	3,006,801
		Florida--3.3%
4,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT) Series 1998-9 Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	4,500,000
2,000,000		Martin County, FL, (PCR: Series 2000) Daily VRDNs (Florida Power & Light Co.)	2,000,000
		TOTAL	6,500,000
		Illinois--2.7%
1,500,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC)	1,500,000
3,900,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Lasalle Bank, N.A. LOC)	3,900,000
		TOTAL	5,400,000
		Indiana--2.5%
5,000,000		Frankfort, IN EDA, (Series 2004) Weekly VRDNs (Wesley Manor, Inc.)/ (Key Bank, N.A. LOC)	5,000,000
		Maryland--2.0%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT) Series 2003-19, 1.86% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/18/2005	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--1.0%
$2,000,000		Millbury, MA, 3.25% BANs, 1/20/2006	$2,013,432
		Michigan--0.0%
80,000	[2]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	80,000
		Minnesota--3.0%
6,000,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	6,000,000
		Missouri--1.4%
2,715,000		Howell County, MO IDA, (Series 1992), 2.12% TOBs (Safeway Inc.)/ (Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 8/1/2005	2,715,000
		Multi State--6.6%
1,643,714	[2]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	1,643,714
6,687,000	[2]	Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate) Series 1998-2 Weekly VRDNs (State Street Bank and Trust Co. LIQ)	6,687,000
877,336	[2]	Koch Floating Rate Trust (Multistate Non-AMT) Series 2000-1 Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	877,336
970,063	[2]	Koch Floating Rate Trust (Multistate Non-AMT) Series 2001-1 Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	970,063
2,825,000	[2]	TICs/TOCs MuniMae Trust Series 2002-1M Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	2,825,000
		TOTAL	13,003,113
		Ohio--16.1%
3,750,000		Cuyahoga County, OH Health Care Facilities, (Series 1999) Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC)	3,750,000
1,930,000		Cuyahoga County, OH Hospital Authority, (Series 1998-II) Weekly VRDNs (W.O. Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ)	1,930,000
3,650,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/ (J.P. Morgan Chase Bank, N.A. LOC)	3,650,000
3,095,000		Franklin County, OH Health Care Facilities, (Series 1999 A) Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)	3,095,000
12,800,000		Lake County, OH Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	12,800,000
3,840,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	3,840,000
3,000,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/ (Fifth Third Bank, Cincinnati, J.P. Morgan Chase Bank, N.A., Lasalle Bank, N.A. and U.S. Bank, N.A. LOCs)	3,000,000
		TOTAL	32,065,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Oklahoma--7.1%
$2,440,000		Muskogee, OK Industrial Trust, (Series 1985) Weekly VRDNs (Muskogee Mall LP)/(Bank of America N.A. LOC)	$2,440,000
11,640,000	[2]	Tulsa, OK International Airport, Variable Rate Certificates (Series 1997B-2) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,640,000
		TOTAL	14,080,000
		Pennsylvania--10.4%
4,575,000		Cumberland County, PA, (Series 2000) Weekly VRDNs (AMBAC INS)/ (Wachovia Bank N.A. LIQ)	4,575,000
5,500,000		Dauphin County, PA General Authority, (Education and Health Loan Program, Series 1997) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	5,500,000
4,000,000		Doylestown Hospital Authority, PA, (Series 1998 B) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	4,000,000
3,000,000		Doylestown Hospital Authority, PA, (Series 1998C) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	3,000,000
3,500,000		Montgomery County, PA IDA, (Series 2005) Weekly VRDNs (Meadowood Corp.)/(Citizens Bank of Pennsylvania LOC)	3,500,000
		TOTAL	20,575,000
		South Carolina--3.5%
5,000,000	[2]	Grand Strand Water & Sewage Authority, SC, MERLOTS (Series 2001-A118), 2.11% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	5,000,000
2,000,000		University of South Carolina Athletic Facilities, (Series 2005A), 3.50% BANs, 3/16/2006	2,017,037
		TOTAL	7,017,037
		Tennessee--1.0%
2,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2004A), 3.00% Bonds (Baptist Memorial Healthcare), 9/1/2005	2,008,300
		Texas--25.8%
3,528,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) Series 1998-24 Weekly VRDNs (Barbers Hill, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	3,528,000
9,925,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC)	9,925,000
6,500,000		Harris County, TX HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	6,500,000
9,445,000	[2]	Harris County, TX, (ROCs Series 4056) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	9,445,000
3,875,000	[2]	Houston, TX, (ROCs Series 242) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	3,875,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$2,925,000		Kendall County, TX Health Facilities Development Corp., (Series 2002-B) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	$2,925,000
6,050,000	[2]	Lower Colorado River Authority, TX, (Series 2000 ZZZ) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,050,000
3,985,000	[2]	Lower Colorado River Authority, TX, MERLOTS (2000 RRR) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	3,985,000
5,000,000		Texas State, (Series 2004), 3.00% TRANs, 8/31/2005	5,023,013
		TOTAL	51,256,013
		Washington--1.1%
2,125,000	[2]	Washington State, MERLOTS Series 2001-A101 Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,125,000
		West Virginia--2.8%
5,565,000		Cabell County Commission, WV, (Series 1995) Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	5,565,000
		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST) [3]	197,854,696
		OTHER ASSETS AND LIABILITIES - NET--0.4%	802,514
		TOTAL NET ASSETS--100%	$198,657,210

At April 30, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.00%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $77,231,113 which represents 38.9% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDR	--Industrial Development Revenue
INS	--Insured
ISD	--Independent School District
LIQs	--Liquidity Agreement(s)
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
TOPS	--Tender Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$197,854,696
Cash		234,826
Income receivable		821,082
Receivable for shares sold		1,251
TOTAL ASSETS		198,911,855
Liabilities:
Payable for shares redeemed	$1,501
Income distribution payable	245,420
Payable for Directors'/Trustees' fees	889
Accrued expenses	6,835
TOTAL LIABILITIES		254,645
Net assets for 198,665,082 shares outstanding		$198,657,210
Net Assets Consist of:
Paid-in capital		$198,657,221
Accumulated net realized loss on investments		(408)
Undistributed net investment income		397
TOTAL NET ASSETS		$198,657,210
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$198,657,210 ÷ 198,665,082 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$1,998,309
Expenses:
Investment adviser fee (Note 5)		$406,168
Administrative personnel and services fee (Note 5)		81,572
Custodian fees		4,632
Transfer and dividend disbursing agent fees and expenses		11,391
Directors'/Trustees' fees		325
Auditing fees		7,351
Legal fees		4,597
Portfolio accounting fees		26,096
Shareholder services fee (Note 5)		253,855
Share registration costs		9,868
Printing and postage		5,774
Insurance premiums		4,904
Miscellaneous		3,187
TOTAL EXPENSES		819,720
Waivers (Note 5):
Waiver of investment adviser fee	$(94,861)
Waiver of administrative personnel and services fee	(4,197)
Waiver of shareholder services fee	(253,855)
TOTAL WAIVERS		(352,913)
Net expenses			466,807
Net investment income			1,531,502
Net realized gain on investments			4,281
Change in net assets resulting from operations			$1,535,783

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,531,502	$1,965,741
Net realized gain on investments	4,281	31
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,535,783	1,965,772
Distributions to Shareholders:
Distributions from net investment income	(1,529,745)	(1,967,140)
Share Transactions:
Proceeds from sale of shares	273,604,071	527,192,510
Net asset value of shares issued to shareholders in payment of distributions declared	492,712	490,050
Cost of shares redeemed	(274,078,867)	(663,487,253)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,916	(135,804,693)
Change in net assets	23,954	(135,806,061)
Net Assets:
Beginning of period	198,633,256	334,439,317
End of period (including undistributed (distributions in excess of) net investment income of $397 and $(1,360), respectively)	$198,657,210	$198,633,256

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Federated Tax-Free Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $198,657,221.

The following table summarizes share activity:

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	273,604,071	527,192,510
Shares issued to shareholders in payment of distributions declared	492,712	490,050
Shares redeemed	(274,078,867)	(663,487,253)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	17,916	(135,804,693)

4. FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $4,689 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of the average daily net assets of the Fund.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $187,545,000 and $176,400,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

On May 20, 2005, the Fund's Board of Trustees (the "Trustees"), upon the recommendation of the Audit Committee, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accountant. The previous reports issued by Deloitte & Touche LLP (D&T) on the Fund's financial statements for the fiscal years ended October 31, 2003 and October 31, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2003 and October 31, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accountant to audit the Fund's financial statements for the fiscal year ending October 31, 2005. During the Fund's fiscal years ended October 31, 2003 and October 31, 2004 and the interim period commencing November 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) of reportable events (as described in paragraph (a) (1) (v) of said Item 304).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Tax-Free Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N666

8070103 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Shares
Cash II Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights–Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.006	0.007	0.012	0.028	0.036
Net realized gain (loss) on investments	0.000 [1]	(0.000)[1]	0.000 [1]	(0.000)[1]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.007	0.006	0.007	0.012	0.028	0.036

Less Distributions:
Distributions from net investment income	(0.007)	(0.006)	(0.007)	(0.012)	(0.028)	(0.036)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.67%	0.63%	0.66%	1.16%	2.87%	3.70%

Ratios to Average Net Assets:

Expenses	0.62%[3]	0.62%	0.63%	0.64%	0.65%	0.59%

Net investment income	1.34%[3]	0.62%	0.64%	1.12%	2.83%	3.63%

Expense waiver/reimbursement[4]	0.16%[3]	0.19%	0.17%	0.15%	0.15%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$226,682	$230,885	$247,742	$220,597	$205,177	$189,580

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights–Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.004	0.004	0.009	0.026	0.034
Net realized gain (loss) on investments	0.000 [1]	(0.000)[1]	0.000 [1]	(0.000)[1]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.005	0.004	0.004	0.009	0.026	0.034

Less Distributions:
Distributions from net investment income	(0.005)	(0.004)	(0.004)	(0.009)	(0.026)	(0.034)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.54%	0.37%	0.39%	0.90%	2.62%	3.43%

Ratios to Average Net Assets:

Expenses	0.89%[3]	0.89%	0.89%	0.90%	0.90%	0.85%

Net investment income	1.08%[3]	0.32%	0.36%	0.74%	2.73%	3.20%

Expense waiver/reimbursement[4]	0.16%[3]	0.16%	0.16%	0.14%	0.15%	0.19%

Supplemental Data:

Net assets, end of period (000 omitted)	$203,725	$129,139	$85,650	$77,280	$104,872	$112,603

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights–Cash Series Shares

(For a Share Outstanding Throughout Each Period)

Period Ended (unaudited)
4/30/2005 [1]

Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.003
Net realized gain on investments	0.000 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.003

Less Distributions:
Distributions from net investment income	(0.003)

Net Asset Value, End of Period	$1.00

Total Return[3]	0.31%

Ratios to Average Net Assets:

Expenses	1.02%[4]

Net investment income	1.49%[4]

Expense waiver/reimbursement[4]	0.36%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$3,046

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to April 30, 2005.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 20041 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period

Actual:

Institutional Shares	$1,000	$1,006.70	$3.08[2]

Cash II Shares	$1,000	$1,005.40	$4.43[2]

Cash Series Shares (1/18/2005)[1]	$1,000	$1,003.10	$2.88[1]

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,021.72	$3.11[2]

Cash II Shares	$1,000	$1,020.38	$4.46[2]

Cash Series Shares	$1,000	$1,019.74	$5.11[1]

1 “Actual” expense information for the Fund’s Cash Series Shares is for the period from January 18, 2005 (date of initial public investment) to April 30, 2005. Actual expenses are equal to the Fund’s Cash Series Shares annualized expense ratio, multiplied by the average account value over the period, multiplied by 103/365 (to reflect the period from initial public investment to April 30, 2005). “Hypothetical” expense information for Cash Series Shares is presented on the basis of the full one-half year period to enable comparisons to other funds. It is based on assuming the same expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period). The annualized expense ratio for the Fund’s Cash Series Shares is 1.02%.

2 Expenses are equal to the Fund’s annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.62%

Cash II Shares	0.89%

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Investments[2]

Variable Rate Demand Instruments	85.6%

Municipal Notes	13.7%

Commercial Paper	0.7%

TOTAL	100.0%

At April 30, 2005, the Fund’s credit quality ratings composition3 was as follows:

S&P Short-Term Ratings[4] as Percentage of Total Investments[2]		Moody’s Short-Term Ratings[5] as Percentage of Total Investments[2]

A-1+	53.2%	Prime-1	92.9%

A-1	40.6%	Prime-2	1.2%

A-2	1.3%	Not rated by Moody’s	5.9%

Not rated by S&P	4.9%

TOTAL	100.0%	TOTAL	100.0%

At April 30, 2005, the Fund’s effective maturity schedule6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments[2]

1-7 Days	85.6%

8-30 Days	0.7%

31-90 Days	5.1%

91-180 Days	5.4%

181 Days or more	3.2%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund’s Statement of Additional Information.

These tables depict the short-term credit-quality ratings as assigned on the the NRSRO identified in each table. Of the portfolio’s total investments, 3.8% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.5%[1]
		California--2.1%
$9,000,000		California State, 3.00% RANs, 6/30/2005	$9,018,485

		Florida--80.7%
12,825,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1998-9) Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,825,000

9,920,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11), (Series 1999-11) Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	9,920,000

18,505,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 2002-24), (Series 2002-24) Weekly VRDNs (Escambia County, FL)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	18,505,000

4,000,000		Alachua County, FL, IDRBs (Series 1997) Weekly VRDNs (Florida Rock Industries, Inc.)/(Bank of America N.A. LOC)	4,000,000

2,215,000		Brevard County, FL Weekly VRDNs (Greywater Investments)/(SunTrust Bank LOC)	2,215,000

5,075,000		Broward County, FL HFA, (Series 2002) Daily VRDNs (John Knox Village of Florida)/(Radian Asset Assurance INS)/(Lasalle Bank, N.A. LIQ)	5,075,000

1,515,000	[2]	Broward County, FL HFA, MERLOTS (Series 2001 A27) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,515,000

2,010,000		Broward County, FL, IDRB (Series 1993) Weekly VRDNs (American Whirlpool Products Corp. Project)/(Wachovia Bank N.A. LOC)	2,010,000

1,980,000		Broward County, FL, IDRBs (Series 1997) Weekly VRDNs (Fast Real Estate Partners Ltd.)/(SunTrust Bank LOC)	1,980,000

5,625,000	[2]	Broward County, FL, MERLOTS (Series 2004-B9) Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,625,000

29,073,000	[2]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	29,073,000

9,404,000	[2]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2004-1) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	9,404,000

1,350,000		Dade County, FL IDA, IDRBs (Series 1996A) Weekly VRDNs (U.S. Holdings, Inc.)/(Wachovia Bank N.A. LOC)	1,350,000

6,515,000	[2]	Escambia County, FL HFA, (Series 2004 FR/RI-L12) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ)	6,515,000

1,695,000	[2]	Escambia County, FL HFA, Variable Rate Certificate (Series 2001-C) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	1,695,000

		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$4,630,000		Eustis Health Facilities Authority, FL, (Series 1992) Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank LOC)	$4,630,000

2,045,000	[2]	Florida HFA, Trust Receipts, (Series 1998) FR/RI-12 Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	2,045,000

8,740,000		Florida Higher Educational Facilities Financing Authority, (Series 2002) Weekly VRDNs (Saint Leo University, FL)/(Amsouth Bank N.A., Birmingham, AL LOC)	8,740,000

6,105,000	[2]	Florida Housing Finance Corp., MERLOTS (Series 1998B) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,105,000

10,755,000	[2]	Florida Housing Finance Corp., PT-481 Weekly VRDNs (Oaks at Mill Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ)	10,755,000

9,700,000	[2]	Florida State Board of Education Capital Outlay, ROCs (Series 1014) Weekly VRDNs (Florida State)/(Citigroup Global Markets Holdings, Inc. LIQ)	9,700,000

9,030,000	[2]	Florida State Board of Education Lottery, PT-1527 Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,030,000

5,200,000	[2]	Florida State Board of Education, (Series 2004-1017) Weekly VRDNs (Florida State)/(Morgan Stanley LIQ)	5,200,000

10,580,000	[2]	Florida State Department of Environmental Protection, (Series 2001-637) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	10,580,000

3,992,500	[2]	Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	3,992,500

5,000,000	[2]	Florida State Turnpike Authority, PUTTERs (Ser 218z) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	5,000,000

4,995,000	[2]	Fort Myers, FL Utilities Revenue, (Series 1998-168) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	4,995,000

2,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD)	2,500,000

4,100,000		Greater Orlando, FL Aviation Authority, Adjustable Rate (Series 1997), 2.25% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2005	4,100,000

4,750,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	4,778,717

5,500,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(SunTrust Bank LOC)	5,500,000

940,000		Hillsborough County, FL IDA, IDRBs (Series 1996) Weekly VRDNs (VIGO Importing Co. Project)/(Bank of America N.A. LOC)	940,000

455,000		Hillsborough County, FL IDA, Variable Rate Demand IRDBs (Series 1996) Weekly VRDNs (Trident Yacht Building Partnership Project)/(Wachovia Bank N.A. LOC)	455,000

		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$2,400,000		Indian River County, FL, IDRBs (Series 1997) Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC)	$2,400,000

2,225,000		Jacksonville, FL EDC, Special Facility Airport Revenue Bonds (Series 2005B) Weekly VRDNs (Holland-Sheltair Aviation Funding LLC)/(Mellon Bank NA, Pittsburgh LOC)	2,225,000

2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(Heinz (H.J.) Co. GTD)	2,700,000

4,875,000	[2]	Lee County, FL Airport, (PT-2514) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	4,875,000

2,000,000		Lee County, FL IDA, (Series 2002) Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC)	2,000,000

17,975,000	[2]	Lee County, FL Solid Waste System, (Series 2003 FR/RI-L24J) Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	17,975,000

4,000,000		Liberty County, FL, (Series 2000) Weekly VRDNs (Sunshine State Cypress, Inc.)/(Wachovia Bank N.A. LOC)	4,000,000

1,225,000		Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama LOC)	1,225,000

3,220,000		Manatee County, FL, (Series 1996A) Weekly VRDNs (Superior Electronics Group, Inc.)/(Wachovia Bank N.A. LOC)	3,220,000

4,175,000		Manatee County, FL, (Series 1998 A) Weekly VRDNs (CFI Manufacturing, Inc. Project)/(Standard Federal Bank, N.A. LOC)	4,175,000

1,970,000		Manatee County, FL, (Series 1998) Weekly VRDNs (Mader Electric, Inc.)/(Wachovia Bank N.A. LOC)	1,970,000

2,400,000		Martin County, FL IDA, Tender Industrial Revenue Bonds (Series 1986) Weekly VRDNs (Tampa Farm Service, Inc. Project)/(SunTrust Bank LOC)	2,400,000

9,550,000		Martin County, FL, (PCR: Series 2000) Daily VRDNs (Florida Power & Light Co.)	9,550,000

2,160,000	[2]	Miami-Dade County, FL Educational Facilities Authority, PT-2097 Weekly VRDNs (University of Miami)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,160,000

6,700,000		Miami-Dade County, FL IDA, (Series 1999A) Weekly VRDNs (Airis Miami LLC)/(AMBAC INS)/(Bayerische Landesbank Girozentrale LIQ)	6,700,000

1,900,000		Miami-Dade County, FL IDA, (Series 2003) Weekly VRDNs (Von Drehle Holdings)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,900,000

3,200,000		Miami-Dade County, FL IDA, (Series 2004) Weekly VRDNs (Tarmac America)/(Bank of America N.A. LOC)	3,200,000

235,000		Okeechobee County, FL, (Series 1992) Weekly VRDNs (Chambers Waste Systems)/(J.P. Morgan Chase Bank, N.A. LOC)	235,000

2,285,000	[2]	Orange County, FL HFA, Variable Rate Certificates (Series 1997G) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	2,285,000

9,685,000	[2]	Orange County, FL, (PT-1557) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,685,000

		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$8,260,000	[2]	Orlando, FL Housing Authority, Roaring Forks (Series 2003-7) Weekly VRDNs (West Oaks Apartments)/(FNMA GTD)/(Bank of New York LIQ)	$8,260,000

5,930,000	[2]	Orlando, FL Utilites Commission, ROCs (Series 1040), 1.70% TOBs (Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 8/4/2005	5,930,000

2,790,000		Palm Beach County, FL IDA Weekly VRDNs (Gulfstream Goodwill Industries)/(Wachovia Bank N.A. LOC)	2,790,000

9,000,000		Palm Beach County, FL, (Series 2003) Weekly VRDNs (Morse Obligated Group)/(Key Bank, N.A. LOC)	9,000,000

2,000,000		Pasco County, FL Educational Facilities Authority, (Series 1999) Weekly VRDNs (Saint Leo University, FL)/(Amsouth Bank N.A., Birmingham, AL LOC)	2,000,000

1,415,000		Pinellas County Industry Council, FL, (Series 1997) Weekly VRDNs (Boyd Industries, Inc.)/(Wachovia Bank N.A. LOC)	1,415,000

1,158,000		Pinellas County Industry Council, FL, IDRB (Series 1995) Weekly VRDNs (ATR International Inc., Project)/(Wachovia Bank N.A. LOC)	1,158,000

1,600,000		St. Lucie County, FL PCR, (Series 2000) Daily VRDNs (Florida Power & Light Co.)	1,600,000

1,375,000		St. Lucie County, FL, (Series 2001A) Weekly VRDNs (A-1 Roof Trusses Ltd.)/(Wachovia Bank N.A. LOC)	1,375,000

3,300,000		Tamarac, FL, IDRB (Series 1995) Weekly VRDNs (Arch Aluminum & Glass Co., Inc. Project)/(Comerica Bank LOC)	3,300,000

2,980,000	[2]	Tampa Bay, FL Water Utility System, MERLOTS (Series 2001-A130) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,980,000

5,195,000	[2]	Tampa Bay, FL Water Utility System, Variable Rate Certificates (Series 2001-N) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	5,195,000

950,000		Volusia County, FL IDA Weekly VRDNs (Crane Cams)/(PNC Bank, N.A. LOC)	950,000

6,127,500	[2]	Volusia County, FL Tourist Development Tax Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	6,127,500

2,000,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC)	2,000,000

		TOTAL	349,713,717

		Indiana--0.3%
1,500,000		Poseyville, In, (Series 1998-A) Weekly VRDNs (North America Green, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	1,500,000

		Kansas--0.3%
1,220,000	[2]	Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	1,220,000

		Maryland--0.3%
1,480,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance, LLC)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,480,000

		Massachusetts--1.2%
5,000,000		Lawrence, MA, 3.25% BANs, 12/22/2005	5,031,473

		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--0.7%
$3,200,000		Michigan State Housing Development Authority Weekly VRDNs (Woodland Meadows, MI)/(J.P. Morgan Chase Bank, N.A. LOC)	$3,200,000

		Minnesota--3.7%
6,000,000		Eden Prairie, MN Multifamily Housing, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Lasalle Bank, N.A. LOC)	6,000,000

5,900,000		Minnetonka, MN, Multi-Family Housing Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC)	5,900,000

4,000,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Lasalle Bank, N.A. LOC)	4,000,000

		TOTAL	15,900,000

		Multi State--0.2%
1,000,000	[2]	Charter Mac Floater Certificates Trust I, (Nat-2 Series) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Credit Local, Fleet National Bank, KBC Bank N.V., Landesbank Baden-Wuerttemberg, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	1,000,000

		New Mexico--2.1%
9,000,000		New Mexico Mortgage Finance Authority, (Series 2005), 2.87% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2006	9,000,000

		Ohio--0.6%
2,700,000		Dayton, OH, Airport Improvement LT GO, 3.00% BANs, 7/7/2005	2,704,857

		Pennsylvania--1.9%
6,000,000		Erie, PA City School District, 2.75% TRANs, 6/30/2005	6,009,397

2,100,000		Pennsylvania EDFA, Economic Development Revenue Bonds (1996 Series D6) Weekly VRDNs (Toyo Tanso Specialty Materials, Inc.)/(PNC Bank, N.A. LOC)	2,100,000

		TOTAL	8,109,397

		Puerto Rico--1.0%
4,200,000		Puerto Rico Highway and Transportation Authority, (Series A) Weekly VRDNs (FSA INS)/(Bank of Nova Scotia, Toronto LIQ)	4,200,000

		Tennessee--0.6%
2,595,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2004A), 3.00% Bonds (Baptist Memorial Healthcare), 9/1/2005	2,605,769

		Texas--2.0%
3,480,000	[2]	Harris County, TX, (ROCs Series 4056) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	3,480,000

5,000,000		Texas State, (Series 2004), 3.00% TRANs, 8/31/2005	5,023,013

		TOTAL	8,503,013

		SHORT-TERM MUNICIPALS--continued[1]
		West Virginia--0.7%
$3,000,000		Grant County, WV County Commission, PCRB (Series 1994), 2.45% CP (Virginia Electric & Power Co.), Mandatory Tender 5/18/2005	$3,000,000

		Wisconsin--1.1%
4,950,000		Baraboo, WI School District, 2.75% TRANs, 9/20/2005	4,964,972

		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST) [3]	431,151,683

		OTHER ASSETS AND LIABILITIES--NET--0.5%	2,300,746

		TOTAL NET ASSETS--100%	$433,452,429

Securities that are subject to the federal alternative minimum tax (AMT) represent 40.8% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1, or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

98.7%	1.3%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund’s Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $233,652,000 which represents 53.9% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Term
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$431,151,683
Cash		431,366
Income receivable		1,930,807
Receivable for shares sold		380,583

TOTAL ASSETS		433,894,439

Liabilities:
Payable for shares redeemed	$4,349
Income distribution payable	296,716
Payable for distribution services fee (Note 5)	35,168
Payable for shareholder services fee (Note 5)	81,628
Payable for portfolio accounting fees	7,154
Accrued expenses	16,995

TOTAL LIABILITIES		442,010

Net assets for 433,436,357 shares outstanding		$433,452,429

Net Assets Consist of:
Paid in capital		$433,436,357
Accumulated net realized gain on investments		16,050
Undistributed net investment income		22

TOTAL NET ASSETS		$433,452,429

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$226,681,547 ÷ 226,665,684 shares outstanding no par value, unlimited shares authorized		$1.00

Cash II Shares:
$203,724,889 ÷ 203,724,668 shares outstanding no par value, unlimited shares authorized		$1.00

Cash Series Shares:
$3,045,993 ÷ 3,046,005 shares outstanding no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$4,919,703

Expenses:
Investment adviser fee (Note 5)		$1,002,474
Administrative personnel and services fee (Note 5)		201,320
Custodian fees		9,637
Transfer and dividend disbursing agent fees and expenses		44,860
Directors’/Trustees’ fees		1,707
Auditing fees		6,468
Legal fees		5,824
Portfolio accounting fees		52,293
Distribution services fee--Cash II Shares (Note 5)		312,728
Distribution services fee--Cash Series Shares (Note 5)		1,547
Shareholder services fee--Institutional Shares (Note 5)		302,602
Shareholder services fee--Cash II Shares (Note 5)		312,728
Shareholder services fee--Cash Series Shares (Note 5)		645
Share registration costs		21,397
Printing and postage		6,075
Insurance premiums		4,841
Miscellaneous		1,387

TOTAL EXPENSES		2,288,533

Waivers (Note 5):
Waiver of investment adviser fee	$(256,571)
Waiver of administrative personnel and services fee	(10,349)
Waiver of distribution services fee--Cash II Shares	(62,545)
Waiver of distribution services fee--Cash Series Shares	(645)
Waiver of shareholder services fee--Institutional Shares	(64,590)

TOTAL WAIVERS		(394,700)

Net expenses			1,893,833

Net investment income			3,025,870

Net realized gain on investments			17,118

Change in net assets resulting from operations			$3,042,988

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004

Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,025,870	$2,124,513
Net realized gain (loss) on investments	17,118	(762)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,042,988	2,123,751

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,671,617)	(1,683,557)
Cash II Shares	(1,349,795)	(441,397)
Cash Series Shares	(3,875)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,025,287)	(2,124,954)

Share Transactions:
Proceeds from sale of shares	1,509,149,237	1,946,365,714
Net asset value of shares issued to shareholders in payment of distributions declared	1,562,709	949,798
Cost of shares redeemed	(1,437,301,715)	(1,920,681,044)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	73,410,231	26,634,468

Change in net assets	73,427,932	26,633,265

Net Assets:
Beginning of period	360,024,497	333,391,232

End of period (including undistributed (distributions in excess of) net investment income of $22 and $(561), respectively)	$433,452,429	$360,024,497

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its Shares to be exempt from the Florida state intangibles tax. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Cash Series Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the “Trustees”). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $433,436,357.

The following tables summarize share activity:

	Six Months Ended 4/30/2005	Year Ended 10/31/2004

Institutional Shares:
Shares sold	473,345,339	892,119,486
Shares issued to shareholders in payment of distributions declared	851,042	772,691
Shares redeemed	(478,410,754)	(909,748,927)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,214,373)	(16,856,750)

	Six Months Ended 4/30/2005	Year Ended 10/31/2004

Cash II Shares:
Shares sold	1,031,553,288	1,054,246,228
Shares issued to shareholders in payment of distributions declared	707,790	177,107
Shares redeemed	(957,682,479)	(1,010,932,117)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	74,578,599	43,491,218

	Period Ended 4/30/2005 [1]	Year Ended 10/31/2004

Cash Series Shares:
Shares sold	4,250,610	--
Shares issued to shareholders in payment of distributions declared	3,877	--
Shares redeemed	(1,208,482)	--

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	3,046,005	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	73,410,231	26,634,468

1 Reflects operations from January 18, 2005 (date of initial public investment) to April 30, 2005.

4. FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $1,069, which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2007	$307

2012	$762

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Cash II Shares	0.25%

Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC retained $60,456 of fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Cash II Shares and Cash Series Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC retained $276 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $892,337,999 and $790,643,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 60.8% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.8% of total investments.

7. Legal Proceedings

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Florida Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N336
Cusip 60934N344
Cusip 608919700

G00827-02 (6/05)

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Federated
World-Class Investment Manager

Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007		0.007		0.008	0.013		0.029	0.038
Net realized loss on investments	--		(0.000	) [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007		0.007		0.008	0.013		0.029	0.038
Less Distributions:
Distributions from net investment income	(0.007)		(0.007)		(0.008)	(0.013)		(0.029)	(0.038)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.73%		0.73%		0.78%	1.26%		2.96%	3.82%

Ratios to Average Net Assets:
Expenses	0.49	% [3]	0.49%		0.49%	0.49%		0.49%	0.49%
Net investment income	1.46	% [3]	0.72%		0.79%	1.25%		2.79%	3.72%
Expense waiver/reimbursement [4]	0.39	% [3]	0.39%		0.38%	0.38%		0.40%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$497,280		$466,695		$509,686	$479,810		$426,415	$218,297

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,007.30	$2.44
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.36	$2.46

1 Expenses are equal to the Fund's annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	89.4%
Municipal Notes	9.4%
Commercial Paper	1.2%
TOTAL	100.0%

At April 30, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	58.7%	Prime-1	96.3%
A-1	38.4%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	2.9%	Not rated by Moody's	3.7%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 2.9% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

At April 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	92.0%
8-30 Days	1.2%
31-90 Days	0.0%
91-180 Days	1.5%
181 Days or more	5.3%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1]
		Georgia--97.2%
$33,210,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2000-4) Weekly VRDNs (Atlanta, GA, Airport General Revenue)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$33,210,000
10,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2004-15) Weekly VRDNs (Fulton County, GA, Water & Sewage System)/(FGIC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
5,000,000		Albany, GA, 2.60% TANs, 12/30/2005	5,003,283
2,400,000		Albany-Dougherty, GA, Payroll Development Authority Weekly VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC)	2,400,000
2,000,000		Athens-Clarke County, GA, IDA (Series 1988), 2.05% CP (Rhone Merieux, Inc. Project)/(HSBC Bank USA LOC), Mandatory Tender 5/12/2005	2,000,000
800,000		Athens-Clarke County, GA, IDA (Series 1997), Weekly VRDNs (Armagh Capital Resource LLC)/(Wachovia Bank N.A. LOC)	800,000
11,375,000	[2]	Atlanta, GA, Airport General Revenue (PA-916R), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	11,375,000
6,500,000	[2]	Atlanta, GA, Airport General Revenue (PA 926P), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	6,500,000
10,000,000		Atlanta, GA, Downtown Development Authority (Series 2002), Weekly VRDNs (Atlanta, GA)/(AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	10,000,000
4,520,000	[2]	Atlanta, GA, Water & Wastewater, Variable Rate Certificates (Series 2002A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	4,520,000
760,000		Augusta, GA, HFA (Series 19998), Weekly VRDNs (Sterling Ridge Apartments)/ (Amsouth Bank N.A., Birmingham, AL LOC)	760,000
3,600,000		Bibb County, GA, Development Authority (Series 2003), Weekly VRDNs (Goodwill Industries of Middle Georgia, Inc.)/(Bank of America N.A. LOC)	3,600,000
4,000,000		Burke County, GA, Development Authority (Series A), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Dexia Credit Local LIQ)	4,000,000
2,700,000		Carroll County, GA, Development Authority (Series 2001), Weekly VRDNs (Janus Investments LLC)/(Columbus Bank and Trust Co., GA LOC)	2,700,000
2,500,000		Cartersville, GA, Development Authority (Series 2005), Weekly VRDNs (Aquafil U.S.A., Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$7,080,000	[2]	Cherokee County, GA, Water & Sewer Authority, MERLOTS (Series 2000 A23), 2.11% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	$7,080,000
15,540,000		Clayton County, GA, Housing Authority (Series 2000: Villages at Lake Ridge Apartments), Weekly VRDNs (Timber Mills Partners LP)/(Amsouth Bank N.A., Birmingham, AL LOC)	15,540,000
3,000,000		Cobb County, GA, Development Authority (Series 2003), Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. of Virginia LOC)	3,000,000
5,450,000		Cobb County, GA, Development Authority, (Series 2004B), Weekly VRDNs (Presbyterian Village, Austell, Inc.)/(Allied Irish Banks PLC LOC)	5,450,000
5,675,000		Cobb County, GA, IDA (Series 1997), Weekly VRDNs (Wyndham Gardens)/ (ABN AMRO Bank NV, Amsterdam LOC)	5,675,000
1,200,000		Cobb County, GA, IDA, IDRB (Series 1995), Weekly VRDNs (Consolidated Engineering Co., Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,200,000
4,570,000		Columbus, GA, IDA Industrial & Port Development Commission (Series 1992), Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC)	4,570,000
7,880,000		Columbus, GA, IDA (Series 2002), Weekly VRDNs (Denim North America LLC)/(Columbus Bank and Trust Co., GA LOC)	7,880,000
7,370,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	7,370,000
7,500,000		Dade County, GA, IDA (Series 1997), Weekly VRDNs (Bull Moose Tube Co.)/ (U.S. Bank, N.A. LOC)	7,500,000
1,445,000		Dawson County, GA, Development Authority (Series 1999), Weekly VRDNs (Impulse Investments LLC)/(Wachovia Bank N.A. LOC)	1,445,000
1,850,000		Dawson County, GA, Development Authority (Series 2002), Weekly VRDNs (Impulse Manufacturing, Inc.)/(Wachovia Bank N.A. LOC)	1,850,000
1,250,000		DeKalb County, GA, Development Authority Weekly VRDNs (Rock-Tenn Co.)/ (SunTrust Bank LOC)	1,250,000
1,100,000		DeKalb County, GA, Development Authority (Series 1992), Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank LOC)	1,100,000
510,000		DeKalb County, GA, Development Authority (Series 1992), Weekly VRDNs (House of Cheatham, Inc.)/(Bank of America N.A. LOC)	510,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$910,000		DeKalb County, GA, Development Authority (Series 1996), Weekly VRDNs (DeKalb Steel, Inc.)/(Wachovia Bank N.A. LOC)	$910,000
2,400,000		DeKalb County, GA, Development Authority (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC)	2,400,000
5,000,000		DeKalb County, GA, MFH Authority (Series 2003), Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC)	5,000,000
10,000,000		DeKalb County, GA, MFH Authority (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC)	10,000,000
4,685,000		Dougherty County, GA, Development Authority (Series 2001), Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC)	4,685,000
1,200,000		Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs (Austral Insulated Products, Inc.)/(Regions Bank, Alabama LOC)	1,200,000
540,000		Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs (Paul B. Goble)/(Wachovia Bank N.A. LOC)	540,000
4,900,000		Douglas County, GA, Development Authority (Series 1998A), Weekly VRDNs (Heritage Bag)/(Wachovia Bank N.A. LOC)	4,900,000
7,410,000		Douglas County, GA, Development Authority (Series 2002), Weekly VRDNs (Reflek Manufacturing, Inc.)/(Fleet National Bank LOC)	7,410,000
7,000,000		Fayette County, GA (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	7,000,000
2,725,000		Forsyth County, GA, Development Authority (Series 2002), Weekly VRDNs (Brama LLC)/(Wachovia Bank N.A. LOC)	2,725,000
5,700,000		Forsyth County, GA, Development Authority, IDRB (Series 1995), Weekly VRDNs (American BOA, Inc.)/(Dresdner Bank AG, Frankfurt LOC)	5,700,000
4,620,000		Franklin County, GA, Industrial Building Authority (Series 1995), Weekly VRDNs (Bosal Industries, Inc.)/(Standard Federal Bank, N.A. LOC)	4,620,000
6,575,000		Fulco, GA, Hospital Authority (Series 1999), Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC)	6,575,000
1,880,000		Fulton County, GA, Development Authority (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC)	1,880,000
5,595,000		Fulton County, GA, Development Authority (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC)	5,595,000
3,100,000		Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC)	3,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$1,000,000		Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)	$1,000,000
1,700,000		Fulton County, GA, Development Authority (Series 2002), Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC)	1,700,000
2,330,000		Fulton De Kalb, GA, Hospital Authority, Refunding Revenue Certificates (Series 2003), 4.00% Bonds, 1/1/2006	2,351,132
4,980,000	[2]	Gainesville, GA, Housing Authority (PT-1985), Weekly VRDNs (Lenox Park Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,980,000
4,500,000		Gainesville, GA, Redevelopment Authority (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC)	4,500,000
1,700,000		Gainesville, GA, Redevelopment Authority, Downtown Developments, Ltd (Series 1987), Weekly VRDNs (Downtown Developments Ltd.)/(Regions Bank, Alabama LOC)	1,700,000
8,625,301		Georgia Municipal Association Weekly VRDNs (MBIA Insurance Corp. INS)/ (Bank of America N.A. LIQ)	8,625,301
1,100,000		Georgia Ports Authority (Series 1996A), Weekly VRDNs (Colonel's Island Terminal)/(SunTrust Bank LOC)	1,100,000
4,230,000	[2]	Georgia State HFA, MERLOTS (Series 2001 A-106), 2.17% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	4,230,000
465,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	465,000
3,500,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs)	3,500,000
2,115,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	2,115,000
3,420,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs)	3,420,000
5,020,000	[2]	Georgia State Road and Tollway Authority (PT-2019), Weekly VRDNs (Georgia State GTD)/(Merrill Lynch & Co., Inc. LIQ)	5,020,000
7,000,000		Georgia State (Series A), 4.00% Bonds, 5/1/2005	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$8,745,000	[2]	Georgia State, Floater Certificates (Series 2011-647), Weekly VRDNs (Morgan Stanley LIQ)	$8,745,000
12,990,000	[2]	Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	12,990,000
8,095,000	[2]	Georgia State, PUTTERs (Series 440), Weekly VRDNs (PNC Bank, N.A. LIQ)	8,095,000
13,280,000	[2]	Georgia State, PUTTERs (Series 493), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	13,280,000
1,980,000		Gwinnett County, GA, Development Authority (Series 1996), Weekly VRDNs (Sidel, Inc.)/(Bank of America N.A. LOC)	1,980,000
430,000		Gwinnett County, GA, Development Authority (Series 1997), Weekly VRDNs (Virgil R. Williams, Jr.)/(Wachovia Bank N.A. LOC)	430,000
2,410,000		Gwinnett County, GA, Development Authority (Series 2004), Weekly VRDNs (Pak-Lite, Inc.)/(Wachovia Bank N.A. LOC)	2,410,000
13,250,000		Gwinnett County, GA, Housing Authority, (Series 2003), Weekly VRDNs (North Glen Apartments)/(Regions Bank, Alabama LOC)	13,250,000
1,800,000		Heard County, GA, Development Authority (First Series 1996), Daily VRDNs (Georgia Power Co.)	1,800,000
750,000		Jackson County, GA, IDA (Series 1997), Weekly VRDNs (Mullett Co.)/ (Wachovia Bank N.A. LOC)	750,000
2,800,000		Jefferson, GA, Development Authority (Series 2001), Weekly VRDNs (Building Investment Co. LLC)/(Regions Bank, Alabama LOC)	2,800,000
15,000,000		Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC)	15,000,000
2,935,000		La Grange, GA, MFH Authority, Revenue Bonds, 1.90% TOBs (Lee's Crossing Project Phase II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 5/2/2005	2,935,000
2,755,000		La Grange, GA, MFH Authority, Revenue Bonds, 1.90% TOBs (Lee's Crossing Project Phase I)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 5/2/2005	2,755,000
3,630,000		LaGrange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Greenwood Park)/(Columbus Bank and Trust Co., GA LOC)	3,630,000
3,465,000		LaGrange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Meadow Terrace)/(Columbus Bank and Trust Co., GA LOC)	3,465,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$5,000,000		Macon-Bibb County, GA, Hospital Authority (Series 2000), Daily VRDNs (Central Georgia Senior Health, Inc.)/(SunTrust Bank LOC)	$5,000,000
7,770,000	[2]	Marietta, GA, Housing Authority, Multifamily Housing Revenue Bonds (Series 1995), Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC)	7,770,000
16,660,000		Medical Center Hospital Authority, GA (Series 2004), Weekly VRDNs (Spring Harbor at Green Island)/(Bank of Scotland, Edinburgh LOC)	16,660,000
3,220,000	[2]	Metropolitan Atlanta Rapid Transit Authority, ROCs (Series 4011), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,220,000
1,997,000		Milledgeville & Baldwin County, GA, Development Authority (Series 2000), Weekly VRDNs (Vernay Manufacturing, Inc.)/(U.S. Bank, N.A. LOC)	1,997,000
7,500,000		Monroe County, GA, Development Authority (Series 1995-2nd), 2.83% TOBs (Georgia Power Co.), Mandatory Tender 5/5/2006	7,500,000
3,050,000		Montgomery County, GA, Development Authority (Series 2001), Weekly VRDNs (Brewton Parker College, Inc.)/(Regions Bank, Alabama LOC)	3,050,000
4,500,000		Newnan, GA, Housing Authority (Series 2002), Weekly VRDNs (Summit Point Apartments)/(Columbus Bank and Trust Co., GA LOC)	4,500,000
6,325,000		Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs (Steel King Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	6,325,000
3,550,000		Rome-Floyd County, GA, Development Authority, (Series 2000), Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank Minnesota N.A. LOC)	3,550,000
4,600,000		Roswell, GA, Housing Authority, MFH Refunding Revenue Bonds (Series 1988A), Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC)	4,600,000
3,500,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.)	3,500,000
2,000,000		Savannah, GA, EDA (Series 2000), Weekly VRDNs (Republic Services of Georgia)/(SunTrust Bank LOC)	2,000,000
2,500,000		Savannah, GA, EDA (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC)	2,500,000
3,500,000		Savannah, GA, Housing Authority (Series 2003), Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC)	3,500,000
2,000,000		Tallapoosa, GA, Development Authority (Series 1994), Weekly VRDNs (U.S. Can Co.)/(Deutsche Bank Trust Co. Americas LOC)	2,000,000
1,565,000		Thomasville, GA, HFA (Series 2002A), Weekly VRDNs (Wood Valley Apartments)/(Wachovia Bank N.A. LOC)	1,565,000
7,000,000		Wayne County, GA, IDA (Series 2004), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC)	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$1,400,000		Whitfield County, GA, Development Authority Weekly VRDNs (Franklin Industries, Inc.)/(Bank of America N.A. LOC)	$1,400,000
1,175,000		Whitfield County, GA, Development Authority (Series 1996), Weekly VRDNs (AMC International, Inc.)/(SunTrust Bank LOC)	1,175,000
3,400,000		Winder-Barrow County, GA, Joint Development Authority (Series 2001), Weekly VRDNs (Athens, GA YMCA)/(Wachovia Bank N.A. LOC)	3,400,000
		TOTAL	483,261,716
		Puerto Rico--2.3%
4,000,000		Puerto Rico Government Development Bank (GDB), 3.00% CP, Mandatory Tender 5/16/2005	4,000,000
7,595,000	[2]	Puerto Rico Infrastructure Financing Authority, (Series 2000-483), 1.83% TOBs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/ (Morgan Stanley LIQ), Optional Tender 10/13/2005	7,595,000
		TOTAL	11,595,000
		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST) [3]	494,856,716
		TOTHER ASSETS AND LIABILITIES - NET--0.5%	2,422,840
		TOTAL NET ASSETS--100%	$497,279,556

Securities that are subject to the federal alternative minimum tax (AMT) represent 43.1% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $148,610,000 which represents 29.9% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
CP	--Commercial Paper
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificate
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$494,856,716
Cash		52,648
Income receivable		1,828,108
Receivable for shares sold		1,650,110
TOTAL ASSETS		498,387,582
Liabilities:
Payable for shares redeemed	$910,164
Income distribution payable	113,642
Payable for shareholder services fee (Note 5)	77,034
Accrued expenses	7,186
TOTAL LIABILITIES		1,108,026
Net assets for 497,279,593 shares outstanding		$497,279,556
Net Assets Consist of:
Paid-in capital		$497,279,593
Accumulated net realized loss on investments		(494)
Undistributed net investment income		457
TOTAL NET ASSETS		$497,279,556
Net Asset Value, Offering Price, and Redemption Proceeds Per Share:
$497,279,556 ÷ 497,279,593 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$4,724,111
Expenses:
Investment adviser fee (Note 5)		$1,213,488
Administrative personnel and services fee (Note 5)		194,967
Custodian fees		10,792
Transfer and dividend disbursing agent fee and expenses		23,641
Directors'/Trustees' fees		1,791
Auditing fees		6,493
Legal fees		5,225
Portfolio accounting fees		46,092
Shareholder services fee (Note 5)		606,663
Share registration costs		11,283
Printing and postage		4,544
Insurance premiums		5,164
Miscellaneous		1,075
TOTAL EXPENSES		2,131,218
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(774,538)
Waiver of administrative personnel and services fee	(10,032)
Waiver of shareholder services fee	(145,538)
Reimbursement of investment adviser fee	(11,727)
TOTAL WAIVERS AND REIMBURSEMENT		(941,835)
Net expenses			1,189,383
Net investment income			$3,534,728

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,534,728	$3,396,962
Net realized loss on investments	--	(130)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,534,728	3,396,832
Distributions to Shareholders:
Distributions from net investment income	(3,533,467)	(3,398,164)
Share Transactions:
Proceeds from sale of shares	940,401,229	1,537,772,785
Net asset value of shares issued to shareholders in payment of distributions declared	3,029,778	2,927,181
Cost of shares redeemed	(912,847,519)	(1,583,689,422)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	30,583,488	(42,989,456)
Change in net assets	30,584,749	(42,990,788)
Net Assets:
Beginning of period	466,694,807	509,685,595
End of period (including undistributed (distributions in excess of) net investment income of $457 and $(804), respectively)	$497,279,556	$466,694,807

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (Unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $497,279,593.

The following table summarizes share activity:

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	940,401,229	1,537,772,785
Shares issued to shareholders in payment of distributions declared	3,029,778	2,927,181
Shares redeemed	(912,847,519)	(1,583,689,422)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	30,583,488	(42,989,456)

4. FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $494 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$364
2012	$130

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $514,588,719 and $415,135,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 81.6% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.2% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Georgia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N328

G01478-01 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Maryland Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006		0.005		0.006	0.011		0.027	0.035
Net realized gain (loss) on investments	--		(0.000	) [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006		0.005		0.006	0.011		0.027	0.035
Less Distributions:
Distributions from net investment income	(0.006)		(0.005)		(0.006)	(0.011)		(0.027)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.62%		0.53%		0.59%	1.06%		2.72%	3.52%

Ratios to Average Net Assets:
Expenses	0.70	% [3]	0.70%		0.70%	0.70%		0.70%	0.70%
Net investment income	1.22	% [3]	0.54%		0.59%	1.06%		2.61%	3.50%
Expense waiver/reimbursement [4]	0.40	% [3]	0.42%		0.29%	0.28%		0.32%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,309		$83,202		$95,930	$118,149		$92,535	$68,610

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,006.20	$3.48
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.32	$3.51

1 Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	81.0%
Municipal Notes	19.0%
Commercial Paper	0.0%
TOTAL	100.0%

At April 30, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	38.6%	Prime-1	91.8%
A-1	53.2%
A-2	0%	Prime-2	0%
Not rated by S&P	8.2%	Not rated by Moody's	8.2%
TOTAL	100.0%	TOTAL	100.0%

At April 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	77.4%
8-30 Days	0.0%
31-90 Days	11.1%
91-180 Days	8.2%
181 Days or more	3.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit- quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 8.2% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.6% [1]
		Maryland--100.0%
$1,475,000		Baltimore County, MD IDA, (Series 1994A) Weekly VRDNs (Pitts Realty LP)/ (PNC Bank, Delaware LOC)	$1,475,000
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA LOC)	2,100,000
1,330,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,330,000
1,185,000		Baltimore County, MD, (Series 1999) Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,185,000
2,500,000		Calvert County, MD EDA, (Series 2001) Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC)	2,500,000
400,000		Carroll County, MD, (Series 1995B) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	400,000
2,700,000		Carroll County, MD, (Series 1999B) Weekly VRDNs (Fairhaven, Inc. /Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co., Winston-Salem LIQ)	2,700,000
2,800,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance, LLC)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,800,000
700,000		Harford County, MD, (Series 1988) Weekly VRDNs (1001 Partnership Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	700,000
1,180,000		Harford County, MD, EDRB (Series 1996) Weekly VRDNs (Citrus and Allied Essences Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,180,000
2,900,000		Maryland IDFA, (Series 1999), 2.25% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2005	2,900,000
2,500,000	[2]	Maryland State Community Development Administration, (PA-629R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,500,000
2,640,000	[2]	Maryland State Community Development Administration, (PT-2607) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,640,000
2,165,000		Maryland State Community Development Administration, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,165,000
2,800,000	[2]	Maryland State Community Development Administration, (Series 2004 FR/RI-L59J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	2,800,000
690,000	[2]	Maryland State Community Development Administration, MERLOTS (Series 2001-B2) Weekly VRDNs (Wachovia Bank N.A. LIQ)	690,000
1,910,000	[2]	Maryland State Community Development Administration, (PT-123), 2.20% TOBs (Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/17/2005	1,910,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maryland--continued
$1,750,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC)	$1,750,000
1,700,000		Maryland State Economic Development Corp., (Series 2000) Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC)	1,700,000
2,800,000		Maryland State Economic Development Corp., (Series 2000) Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank N.A. LOC)	2,800,000
3,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series A), 4.50% Bonds (Johns Hopkins Hospital), 8/1/2005	3,022,406
2,800,000		Maryland State IDFA, (1994 Issue) Weekly VRDNs (Baltimore International Culinary College Foundation, Inc.)/(SunTrust Bank LOC)	2,800,000
700,000		Maryland State, (1997, Second Series), 5.00% Bonds, 8/1/2005	706,151
1,151,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,151,000
669,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC)	669,000
2,000,000	[2]	Northeast, MD Waste Disposal Authority, (PT-766) Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	2,000,000
1,355,000	[2]	Prince Georges County, MD Housing Authority Mortgage, (PT-1311) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	1,355,000
1,000,000		Prince Georges County, MD, 5.00% Bonds, 10/1/2005	1,013,657
1,375,000		Queen Annes County, MD Economic Development Revenue, (Series 1994), 2.15% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 6/1/2005	1,375,000
2,500,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,500,000
2,500,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/ (Citizens Bank of Pennsylvania LOC)	2,500,000
		TOTAL	57,317,214
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Puerto Rico--0.6%
$335,000	[2]	Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/ (Lehman Brothers Holdings, Inc. LIQ)	$335,000
		TOTAL INVESTMENTS--100.6% (AT AMORTIZED COST) [3]	57,652,214
		OTHER ASSETS AND LIABILITIES - NET--(0.6)%	(343,081)
		TOTAL NET ASSETS--100%	$57,309,133

Securities that are subject to the federal alternative minimum tax (AMT) represent 54.6% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $14,230,000 which represents 24.8% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$57,652,214
Income receivable		209,419
Receivable for shares sold		12,047
TOTAL ASSETS		57,873,680
Liabilities:
Payable for shares redeemed	$14,679
Income distribution payable	17,455
Payable to Bank	513,713
Payable for shareholder services fee (Note 5)	10,873
Accrued expenses	7,827
TOTAL LIABILITIES		564,547
Net assets for 57,313,825 shares outstanding		$57,309,133
Net Assets Consist of:
Paid-in capital		$57,313,825
Accumulated net realized loss on investments		(4,753)
Undistributed net investment income		61
TOTAL NET ASSETS		$57,309,133
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$57,309,133 ÷ 57,313,825 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$754,247
Expenses:
Investment adviser fee (Note 5)		$195,966
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		2,347
Transfer and dividend disbursing agent fees and expenses		11,513
Directors'/Trustees' fees		290
Auditing fees		6,267
Legal fees		3,458
Portfolio accounting fees		20,946
Shareholder services fee (Note 5)		95,373
Share registration costs		11,055
Printing and postage		4,812
Insurance premiums		4,138
Miscellaneous		370
TOTAL EXPENSES		430,919
Waivers (Note 5):
Waiver of investment adviser fee	$(141,333)
Waiver of administrative personnel and services fee	(12,005)
Waiver of shareholder services fee	(3,380)
TOTAL WAIVERS		(156,718)
Net expenses			274,201
Net investment income			480,046
Net realized gain on investments			--
Change in net assets resulting from operations			$480,046

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$480,046	$417,316
Net realized loss on investments	--	(3,234)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	480,046	414,082
Distributions to Shareholders:
Distributions from net investment income	(479,712)	(417,405)
Share Transactions:
Proceeds from sale of shares	173,401,154	255,336,125
Net asset value of shares issued to shareholders in payment of distributions declared	368,563	294,945
Cost of shares redeemed	(199,662,630)	(268,356,524)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(25,892,913)	(12,725,454)
Change in net assets	(25,892,579)	(12,728,777)
Net Assets:
Beginning of period	83,201,712	95,930,489
End of period including undistributed (distributions in excess of) net investment income of $61 and $(273), respectively)	$57,309,133	$83,201,712

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Maryland and Maryland municipalities consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal alternative minimum tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ( Trustees). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $57,313,825.

The following table summarizes share activity:

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	173,401,154	255,336,125
Shares issued to shareholders in payment of distributions declared	368,563	294,945
Shares redeemed	(199,662,630)	(268,356,524)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(25,892,913)	(12,725,454)

4. FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $4,752, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows.

Expiration Year	Expiration Amount
2007	$1,519
2012	$3,233

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC retained $9,403 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $100,785,000 and $121,065,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 70.6% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 17.7% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Maryland Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N286

G01175-01 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006		0.006	0.006	0.010		0.027	0.034
Net realized loss on investments	(0.000	) [1]	--	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006		0.006	0.006	0.010		0.027	0.034
Less Distributions:
Distributions from net investment income	(0.006)		(0.006)	(0.006)	(0.010)		(0.027)	(0.034)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.65	% [3]	0.56%	0.65%	1.05%		2.70%	3.49%

Ratios to Average Net Assets:
Expenses	0.59	% [4]	0.60%	0.60%	0.60%		0.60%	0.56%
Net investment income	1.27	% [4]	0.55%	0.66%	1.04%		2.68%	3.47%
Expense waiver/reimbursement [5]	0.34	% [4]	0.31%	0.28%	0.27%		0.27%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$231,852		$283,783	$411,681	$781,245		$722,327	$725,796

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on total return. (See Notes to Financial Statements, Note 5.)

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended (unaudited)
	4/30/2005	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.003
Net realized loss on investments	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.003
Less Distributions:
Distributions from net investment income	(0.003)
Net Asset Value, End of Period	$1.00
Total Return [3]	0.31	% [4]

Ratios to Average Net Assets:
Expenses	0.99	% [5]
Net investment income	1.01	% [5]
Expense waiver/reimbursement [6]	0.56	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$683

1 For the period from January 18, 2005 (start of performance) to April 30, 2005.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on total return. (See Notes to Financial Statements, Note 5.)

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 1 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period
Actual:
Institutional Service Shares	$1,000	$1,006.50	$2.94 [2]
Cash Series Shares (1/18/2005) [1]	$1,000	$1,003.10	$2.80 [1]
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.87	$2.96 [2]
Cash Series Shares	$1,000	$1,019.89	$4.96 [1]

1 "Actual" expense information for the Fund's Cash Series Shares is for the period from January 18, 2005 (date of initial public investment) to April 30, 2005. Actual expenses are equal to the Fund's Cash Series Shares annualized expense ratio, multiplied by the average account value over the period, multiplied by 103/365 (to reflect the relevant period from initial public investment to April 30, 2005). "Hypothetical" expense information for Cash Series Shares is presented on the basis of the full one-half year period to enable comparisons to other funds. It is based on assuming the same expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period). The annualized expense ratio for the Cash Series Shares of the Fund is 0.99%.

2 Expenses are equal to the Fund's annualized expense ratio of 0.59%, for the Institutional Service Shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	74.1%
Municipal Notes	24.3%
Commercial Paper	1.6%
TOTAL	100.0%

At April 30, 2005, the Fund's credit quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	70.3%	Prime-1	82.4%
A-1	14.8%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	14.9%	Not rated by Moody's	17.6%
TOTAL	100.0%	TOTAL	100.0%

At April 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	74.0%
8-30 Days	1.6%
31-90 Days	6.5%
91-180 Days	6.9%
181 Days or more	11.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 12.0% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7% [1]
		Massachusetts--98.1%
$11,166,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/ (Series 1998-12) Weekly VRDNs (Massachusetts Water Resources Authority)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$11,166,000
4,546,000		Boxborough, MA, 3.00% BANs, 7/15/2005	4,551,069
3,050,000		Bridgewater-Raynham, MA Regional School District, 3.50% BANs, 1/26/2006	3,076,465
15,865,237	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 1997-2) Weekly VRDNs (Massachusetts State Lottery Commission)/ (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	15,865,237
13,210,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 2000-2), 2.12% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/11/2005	13,213,468
3,255,000	[2]	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ)	3,255,000
2,000,000	[2]	Commonwealth of Massachusetts, Macon (Series 2005C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	2,000,000
5,400,000	[2]	Commonwealth of Massachusetts, MERLOTS (Series 2004-C42) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	5,400,000
2,970,000	[2]	Commonwealth of Massachusetts, PA-793 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,970,000
5,030,000	[2]	Commonwealth of Massachusetts, PUTTERs (Series 343) Weekly VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	5,030,000
1,995,000	[2]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase Bank, N.A. LIQs)	1,995,000
8,555,000	[2]	Commonwealth of Massachusetts, ROCs (Series 1047) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	8,555,000
6,240,000	[2]	Commonwealth of Massachusetts, Roaring Forks (Series 2003-10) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	6,240,000
2,785,000	[2]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	2,785,000
3,485,000	[2]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-c) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	3,485,000
4,000,000		Dighton-Rehobeth, MA Regional School District, 3.00% BANs, 6/3/2005	4,003,408
8,922,017		Gateway, MA Regional School District, 3.00% BANs, 11/10/2005	8,953,618
6,297,120	[2]	Koch Floating Rate Trust (Massachusetts Non-AMT)/(Series 1999-4) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	6,297,120
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$970,000	[2]	Massachusetts Bay Transit Authority Assessment Bonds, TICs/TOCs (Series 2004-D) Weekly VRDNs (Goldman Sachs Group, Inc. LIQ)	$970,000
1,885,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)	1,885,000
3,500,000	[2]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,500,000
2,700,000	[2]	Massachusetts Bay Transportation Authority General Transportation System, PT-1218 Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,700,000
1,000,000	[2]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)	1,000,000
4,150,000		Massachusetts Development Finance Agency Weekly VRDNs (YOU, Inc.)/ (Lloyds TSB Bank PLC, London LOC)	4,150,000
1,500,000		Massachusetts Development Finance Agency, (Series 1998A) Weekly VRDNs (Shady Hill School)/(Citizens Bank of Massachusetts LOC)	1,500,000
4,500,000		Massachusetts Development Finance Agency, (Series 2000) Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC)	4,500,000
735,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC)	735,000
9,200,000		Massachusetts Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC)	9,200,000
2,500,000		Massachusetts Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC)	2,500,000
5,000,000		Massachusetts Development Finance Agency, (Series 2004) Weekly VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC)	5,000,000
6,000,000		Massachusetts Development Finance Agency, (Series 2004B) Weekly VRDNs (Northfield Mount Hermon School)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	6,000,000
2,000,000		Massachusetts HEFA, (Series 2003) Weekly VRDNs (Emmanuel College)/ (Allied Irish Banks PLC and State Street Bank and Trust Co. LOCs)	2,000,000
2,000,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Fleet National Bank LOC)	2,000,000
8,650,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(Comerica Bank LOC)	8,650,000
2,860,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(Citizens Bank of Massachusetts LOC)	2,860,000
5,505,000	[2]	Massachusetts HEFA, Variable Rate Certificates (Series 2002-D) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ)	5,505,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$1,655,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Fleet National Bank LOC)	$1,655,000
3,300,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of Massachusetts LOC)	3,300,000
4,269,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Fleet National Bank LOC)	4,269,000
2,330,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Fleet National Bank LOC)	2,330,000
3,065,000		Massachusetts IFA, (Series B) Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank LOC)	3,065,000
2,240,000	[2]	Massachusetts State HFA, PT-162 Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	2,240,000
8,255,000	[2]	Massachusetts Turnpike Authority, Variable Rate Certificates (Series 1997N) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	8,255,000
15,400,000	[2]	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ)	15,400,000
4,603,000		Millbury, MA, 3.25% BANs, 1/20/2006	4,633,914
5,000,000		North Adams, MA, 3.50% BANs, 2/24/2006	5,039,962
3,500,000		Pelham, MA, 2.75% BANs, 9/2/2005	3,511,088
7,257,760		Plympton, MA, 3.00% BANs, 7/7/2005	7,272,802
4,897,835		Westfield, MA, 3.50% BANs, 2/17/2006	4,937,990
		TOTAL	239,406,141
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Puerto Rico--1.6%
$4,000,000		Puerto Rico Government Development Bank (GDB), 3.00% CP, Mandatory Tender 5/16/2005	$4,000,000
		TOTAL MUNICIPAL INVESTMENTS--99.7% (AT AMORTIZED COST) [3]	243,406,141
		OTHER ASSETS AND LIABILITIES - NET--0.3%	739,788
		TOTAL NET ASSETS--100%	$244,145,929

At April 30, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $127,826,825 which represents 52.4% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TICs	--Trust Inverse Certificates
TOCs	--Tender Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$243,406,141
Income receivable		1,255,117
Receivable for shares sold		1,157
TOTAL ASSETS		244,662,415
Liabilities:
Payable for shares redeemed	$99,000
Income distribution payable	195,284
Payable for Directors'/Trustees' fees	1,381
Payable for shareholder services fee (Note 5)	2,047
Payable to Bank	200,217
Accrued expenses	18,557
TOTAL LIABILITIES		516,486
Net assets for 244,155,645 shares outstanding		$244,145,929
Net Assets Consist of:
Paid-in capital		$244,155,856
Accumulated net realized loss on investments		(10,178)
Undistributed net investment income		251
TOTAL NET ASSETS		$244,145,929
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$231,851,518 ÷ 231,859,349 shares outstanding, no par value, unlimited shares authorized		$1.00
Galaxy-BKB Shares:
$11,611,529 ÷ 11,613,401 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$682,882 ÷ 682,895 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$2,797,500
Expenses:
Investment adviser fee (Note 5)		$752,297
Administrative personnel and services fee (Note 5)		120,860
Custodian fees		6,855
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		35,592
Transfer and dividend disbursing agent fees and expenses--Galaxy-BKB Shares		2,154
Transfer and dividend disbursing agent fees and expenses--Cash Series Shares		10
Directors'/Trustees' fees		434
Auditing fees		6,586
Legal fees		5,536
Portfolio accounting fees		42,273
Shareholder services fee--Institutional Service Shares (Note 5)		354,793
Shareholder services fee--Galaxy-BKB Shares (Note 5)		15,519
Shareholder services fee--Cash Series Shares (Note 5)		84
Distribution services fee--Cash Series Shares (Note 5)		202
Share registration costs		19,162
Printing and postage		20,891
Insurance premiums		5,114
Miscellaneous		1,636
TOTAL EXPENSES		1,389,998
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(117,486)
Waiver of administrative personnel and services fee	(6,210)
Waiver of shareholder services fee--Institutional Service Shares	(340,370)
Waiver of shareholder services fee--Galaxy-BKB Shares	(15,519)
Waiver of distribution services fee--Cash Series Shares	(148)
Reimbursement of investment adviser fee	(27,330)
TOTAL WAIVERS AND REIMBURSEMENT		(507,063)
Net expenses			882,935
Net investment income			1,914,565
Net realized loss on investments			(4,863)
Change in net assets resulting from operations			$1,909,702

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,914,565	$1,996,779
Net realized loss on investments	(4,863)	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,909,702	1,996,779
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(1,833,437)	(1,899,643)
Galaxy-BKB Shares	(80,174)	(97,316)
Cash Series Shares	(603)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,914,214)	(1,996,959)
Share Transactions:
Proceeds from sale of shares	537,234,210	1,020,411,103
Net asset value of shares issued to shareholders in payment of distributions declared	915,150	1,061,660
Cost of shares redeemed	(591,438,116)	(1,163,308,245)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(53,288,756)	(141,835,482)
Change in net assets	(53,293,268)	(141,835,662)
Net Assets:
Beginning of period	297,439,197	439,274,859
End of period (including undistributed (distributions in excess of) net investment income of $251 and $(100), respectively	$244,145,929	$297,439,197

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Galaxy-BKB Shares, and Cash Series Shares. The financial highlights of the Galaxy-BKB Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Cash Series Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $244,155,856.

The following tables summarize share activity:

Institutional Service Shares:	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	533,623,858	1,016,709,483
Shares issued to shareholders in payment of distributions declared	834,376	964,343
Shares redeemed	(586,385,825)	(1,145,571,714)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(51,927,591)	(127,897,888)

Galaxy-BKB Shares:	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	2,735,197	3,701,620
Shares issued to shareholders in payment of distributions declared	80,174	97,317
Shares redeemed	(4,859,431)	(17,736,530)
NET CHANGE RESULTING FROM GALAXY-BKB SHARE TRANSACTIONS	(2,044,060)	(13,937,593)

Cash Series Shares:	Period Ended 4/30/2005 [1]
Shares sold	875,155
Shares issued to shareholders in payment of distributions declared	600
Shares redeemed	(192,860)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	682,895
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(53,288,756)	(141,835,481)

1 Reflects operations from January 18, 2005 (date of initial public investment) to April 30, 2005.

4. FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $5,315, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Commencing on December 7, 2004, and continuing through October 31, 2005, the Adviser is reimbursing daily a portion of the investment adviser fee. When completed, the total amount of the reimbursement will equal the taxable security gains that would have been recognized by the Fund had certain Interfund transactions with other funds managed by the Adviser or an affiliate of the Adviser not occurred. This reimbursement amounted to $27,330 for the six months ended April 30, 2005.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash Series Shares for the period. Under the terms of a Shareholder Services Agreement with Bank of America, the Fund will pay Bank of America up to 0.25% of average daily net assets of the Fund's Galaxy-BKB Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and Bank of America may voluntarily choose to waive any portion of its fee. FSSC and Bank of America can modify or terminate this voluntary wavier at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $233,855,000 and $237,380,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 66.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 16.9% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Massachusetts Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N518
Cusip 608919882

1052806 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

MASSACHUSETTS MUNICIPAL CASH TRUST FINANCIAL HIGHLIGHTS—GALAXY-BKB SHARES

(For a Share outstanding throughout each period)

	Six Months
	Ended
	(unaudited)		Year Ended October 31,
	4/30/05	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.006	0.006	0.010	0.026	0.034
Net realized loss on investments	(0.000) [1]	—	—	(0.000) [1]	—	—

TOTAL FROM INVESTMENT OPERATIONS	0.006	0.006	0.006	0.010	0.026	0.034

Less Distributions:
Distributions from net investment income	(0.006)	(0.006)	(0.006)	(0.010)	(0.026)	(0.034)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.65%[3]	0.55%	0.63%	1.03%	2.68%	3.48%

Ratios to Average Net Assets:
Expenses	0.59%[4]	0.61%	0.62%	0.62%	0.62%	0.57%
Net investment income	1.30%[4]	0.53%	0.64%	1.03%	2.70%	3.38%
Expense waiver/reimbursement[5]	0.35%[4]	0.32%	0.29%	0.28%	0.28%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,612	$13,656	$27,593	$48,631	$65,725	$92,810

(1)	Represents less than $0.001.
(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(3)	During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on total return (See Notes to Financial Statements, Note 5).
(4)	Computed on an annualized basis.
(5)	This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending
	Account Value	Account Valued	Expenses Paid
	11/1/2004	4/30/2005	During Period[1]

Actual
Galaxy-BKB Shares	$1,000	$1,006.50	$2.94

Hypothetical (assuming a 5% return before expenses)
Galaxy-BKB Shares	$1,000	$1,021.87	$2.96

(1) Expenses are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MASSACHUSETTS MUNICIPAL CASH TRUST PORTFOLIO OF INVESTMENTS SUMMARY TABLES

At April 30, 2005, the Fund’s portfolio composition[1] was as follows:
Percentage of
Total Investments[2]

Variable Rate Demand Instruments	74.1%

Municipal Notes	24.3%

Commercial Paper	1.6%

TOTAL	100.0%

At April 30, 2005, the Fund’s credit quality ratings composition[3] was as follows:

	S&P Short-Term Ratings[4] as		Moody’s Short-Term Ratings[5]
	Percentage of Total Investments[2]		as Percentage of Total Investments[2]

A-1+		70.3%	Prime-1	82.4%

A-1		14.8%

A-2		0.0%	Prime-2	0.0%

Not rated by S&P		14.9%	Not rated by Moody’s	17.6%

TOTAL		100.0%	TOTAL	100.0%

At April 30, 2005, the Fund’s effective maturity schedule[6] was as follows:
Percentage of
Securities with an Effective Maturity of:	Total Investments[2]

1-7 Days	74.0%

8-30 Days	1.6%

31-90 Days	6.5%

91-180 Days	6.9%

181 Days or more	11.0%

TOTAL	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
(2)	Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.
(3)	These tables depict the short-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the “Not rated by…” category.
Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund’s Statement of Additional Information.
These tables depict the short-term credit quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio’s total investments, 12.0% do not have short-term ratings by either of these NRSROs.
(4)	The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.
(5)	The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.
(6)	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

MASSACHUSETTS MUNICIPAL CASH TRUST PORTFOLIO OF INVESTMENTS

April 30, 2005 (unaudited)
PRINCIPAL
AMOUNT		VALUE
(1)Short-Term Municipals—99.7%
Massachusetts—98.1%
$11,166,000	(2) ABN AMRO MuniTOPS Certificates Trust (Massachusetts
	Non-AMT)/(Series 1998-12) Weekly VRDNs (Massachusetts Water
	Resources Authority)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank
	NV, Amsterdam LIQ)	$11,166,000

4,546,000	Boxborough, MA, 3.00% BANs, 7/15/2005	4,551,069

3,050,000	Bridgewater-Raynham, MA Regional School District, 3.50%
	BANs, 1/26/2006	3,076,465

15,865,237	(2) Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/
	(Series 1997-2) Weekly VRDNs (Massachusetts State Lottery
	Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	15,865,237

13,210,000	(2) Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/
	(Series 2000-2), 2.12% TOBs (Massachusetts Turnpike Authority)/
	(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ),
	Optional Tender 8/11/2005	13,213,468

3,255,000	(2) Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs
	(Societe Generale, Paris LIQ)	3,255,000

2,000,000	(2) Commonwealth of Massachusetts, Macon (Series 2005C) Weekly
	VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	2,000,000

5,400,000	(2) Commonwealth of Massachusetts, MERLOTS (Series 2004-C42)
	Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	5,400,000

2,970,000	(2) Commonwealth of Massachusetts, PA-793 Weekly VRDNs
	(Merrill Lynch & Co., Inc. LIQ)	2,970,000

5,030,000	(2) Commonwealth of Massachusetts, PUTTERs (Series 343) Weekly
	VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	5,030,000

1,995,000	(2) Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly
	VRDNs (FGIC, FSA INS) and JPMorgan Chase Bank, N.A. LIQs)	1,995,000

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$8,555,000	(2) Commonwealth of Massachusetts, ROCs (Series 1047) Weekly
	VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	$8,555,000

6,240,000	(2) Commonwealth of Massachusetts, Roaring Forks (Series 2003-10)
	Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	6,240,000

2,785,000	(2) Commonwealth of Massachusetts, Variable Rate Certificates
	(Series 2001-O) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	2,785,000

3,485,000	(2) Commonwealth of Massachusetts, Variable Rate Certificates
	(Series 2002-c) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	3,485,000

4,000,000	Dighton-Rehobeth, MA Regional School District, 3.00% BANs, 6/3/2005	4,003,408

8,922,017	Gateway, MA Regional School District, 3.00% BANs, 11/10/2005	8,953,618

6,297,120	(2) Koch Floating Rate Trust (Massachusetts Non-AMT)/(Series 1999-4)
	Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	6,297,120

970,000	(2) Massachusetts Bay Transit Authority Assessment Bonds, TICs/TOCs
	(Series 2004-D) Weekly VRDNs (Goldman Sachs Group, Inc. LIQ)	970,000

1,885,000	Massachusetts Bay Transportation Authority General Transportation
	System, (Series 1999) Weekly VRDNs (Landesbank Baden-
	Wuerttemberg LIQ)	1,885,000

3,500,000	(2) Massachusetts Bay Transportation Authority General Transportation
	System, MERLOTS (Series 2000H) Weekly VRDNs (FGIC INS)/
	(Wachovia Bank N.A. LIQ)	3,500,000

2,700,000	(2) Massachusetts Bay Transportation Authority General
	Transportation System, PT-1218 Weekly VRDNs (FGIC INS)/
	(Merrill Lynch & Co., Inc. LIQ)	2,700,000

1,000,000	(2) Massachusetts Bay Transportation Authority Sales Tax Revenue,
	PUTTERs (Series 442) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)	1,000,000

4,150,000	Massachusetts Development Finance Agency Weekly VRDNs
	(YOU, Inc.)/(Lloyds TSB Bank PLC, London LOC)	4,150,000

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$1,500,000	Massachusetts Development Finance Agency, (Series 1998A) Weekly
	VRDNs (Shady Hill School)/(Citizens Bank of Massachusetts LOC)	$1,500,000

4,500,000	Massachusetts Development Finance Agency, (Series 2000) Weekly
	VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC)	4,500,000

735,000	Massachusetts Development Finance Agency, (Series 2002) Weekly
	VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC)	735,000

9,200,000	Massachusetts Development Finance Agency, (Series 2002A) Weekly
	VRDNs (Assumption College)/(Bank of New York LOC)	9,200,000

2,500,000	Massachusetts Development Finance Agency, (Series 2003) Weekly
	VRDNs (Boston College High School)/(Citizens Bank of
	Massachusetts LOC)	2,500,000

5,000,000	Massachusetts Development Finance Agency, (Series 2004) Weekly
	VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC)	5,000,000

6,000,000	Massachusetts Development Finance Agency, (Series 2004B) Weekly
	VRDNs (Northfield Mount Hermon School)/(Radian Asset
	Assurance INS)/(Fleet National Bank LIQ)	6,000,000

2,000,000	Massachusetts HEFA, (Series 2003) Weekly VRDNs (Emmanuel College)/
	Banks PLC and State Street Bank and Trust Co. LOCs)	2,000,000

2,000,000	Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester
	Hospital)/(Fleet National Bank LOC)	2,000,000

8,650,000	Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/
	(Comerica Bank LOC)	8,650,000

2,860,000	Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/
	(Citizens Bank of Massachusetts LOC)	2,860,000

5,505,000	(2) Massachusetts HEFA, Variable Rate Certificates (Series 2002-D)
	Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of
	America N.A. LIQ)	5,505,000

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$1,655,000	Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/
	(Fleet National Bank LOC)	$1,655,000

3,300,000	Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer
	Academy)/(Citizens Bank of Massachusetts LOC)	3,300,000

4,269,000	Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/
	(Fleet National Bank LOC)	4,269,000

2,330,000	Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society
	for the Prevention of Cruelty to Animals)/(Fleet National Bank LOC)	2,330,000

3,065,000	Massachusetts IFA, (Series B) Weekly VRDNs (Williston North Hampton
	School)/(Fleet National Bank LOC)	3,065,000

2,240,000	(2) Massachusetts State HFA, PT-162 Weekly VRDNs (MBIA
	Insurance Corp. INS)/(BNP Paribas SA LIQ)	2,240,000

8,255,000	(2) Massachusetts Turnpike Authority, Variable Rate Certificates
	(Series 1997N) Weekly VRDNs (MBIA Insurance Corp. INS)/
	(Bank of America N.A. LIQ)	8,255,000

15,400,000	(2) Massachusetts Water Pollution Abatement Trust Pool, Subordinate,
	MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ)	15,400,000

4,603,000	Millbury, MA, 3.25% BANs, 1/20/2006	4,633,914

5,000,000	North Adams, MA, 3.50% BANs, 2/24/2006	5,039,962

3,500,000	Pelham, MA, 2.75% BANs, 9/2/2005	3,511,088

7,257,760	Plympton, MA, 3.00% BANs, 7/7/2005	7,272,802

4,897,835	Westfield, MA, 3.50% BANs, 2/17/2006	4,937,990

	Total	239,406,141

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Puerto Rico—1.6%
$4,000,000	Puerto Rico Government Development Bank (GDB), 3.00% CP,
	Mandatory Tender 5/16/2005	$4,000,000

	Total Municipal Investments—99.7%
	(at amortized cost)(3)	243,406,141

	Other Assets and Liabilities-Net—0.3%	739,788

	Total Net Assets—100%	$244,145,929

At April 30, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

(1)	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1, or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2005, the portfolio securities were rated as follows:

TIER RATING PERCENTAGES BASED ON TOTAL MARKET VALUE

First Tier	Second Tier
100.00%	0.00%

(2)	Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund’s Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $127,826,825 which represents 52.4% of total net assets.
(3)	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
BANs—Bond Anticipation Notes
CP—Commercial Paper
FGIC—Financial Guaranty Insurance Company
FSA—Financial Security Assurance
HEFA—Health and Education Facilities Authority
HFA—Housing Finance Authority
IFA—Industrial Finance Authority
INS—Insured
LIQ—Liquidity Agreement
LOC(s)—Letter(s) of Credit
MERLOTS—Municipal Exempt Receipts—Liquidity Optional Tender Series
PUTTERs—Puttable Tax-Exempt Receipts
ROCs—Reset Option Certificates
TICs—Trust Inverse Certificates
TOCs—Tender Option Certificates
TOBs—Tender Option Bonds
TOPS—Trust Obligation Participating Securities
VRDNs—Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

MASSACHUSETTS MUNICIPAL CASH TRUST STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (unaudited)
Assets:
Total investments in securities, at amortized cost and value		$243,406,141

Income receivable		1,255,117

Receivable for shares sold		1,157

Total Assets		244,662,415
Liabilities:
Payable for shares redeemed	$99,000

Income distribution payable	195,284

Payable for Directors’/ Trustees’ fees	1,381

Payable for shareholder services fee (Note 5)	2,047

Payable to Bank	200,217

Accrued expenses	18,557

Total Liabilities		516,486

Net assets for 244,155,645 shares outstanding		$244,145,929

Net Assets Consist of:
Paid in capital		$244,155,856

Accumulated net realized loss on investments		(10,178)

Undistributed net investment income		251

Total Net Assets		$244,145,929

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$231,851,518 ÷ 231,859,349 shares outstanding, no par value,
unlimited shares authorized		$1.00

Galaxy-BKB Shares:
$11,611,529 ÷ 11,613,401 shares outstanding, no par value,
unlimited shares authorized		$1.00

Cash Series Shares:
$682,882 ÷ 682,895 shares outstanding, no par value,
unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

MASSACHUSETTS MUNICIPAL CASH TRUST STATEMENT OF OPERATIONS

Six Months Ended April 30, 2005 (unaudited)
Investment Income:
Interest			2,797,500

Expenses:
Investment adviser fee (Note 5)		$752,297

Administrative personnel and services fee (Note 5)		120,860

Custodian fees		6,855

Transfer and dividend disbursing agent fees and expenses—
Institutional Service Shares		35,592

Transfer and dividend disbursing agent fees and expenses—
Galaxy-BKB Shares		2,154

Transfer and dividend disbursing agent fees and expenses—
Cash Series Shares		10

Directors’/Trustees’ fees		434

Auditing fees		6,586

Legal fees		5,536

Portfolio accounting fees		42,273

Shareholder services fee—Institutional Service Shares (Note 5)		354,793

Shareholder services fee—Galaxy-BKB Shares (Note 5)		15,519

Shareholder services fee—Cash Series Shares (Note 5)		84

Distribution services fee—Cash Series Shares (Note 5)		202

Share registration costs		19,162

Printing and postage		20,891

Insurance premiums		5,114

Miscellaneous		1,636

Total expenses		1,389,998

Waivers and Reimbursments (Note 5):

Waiver of investment adviser fee	$(117,486)

Waiver of administrative personnel and services fee	(6,210)

Waiver of shareholder services fee—
Institutional Service Shares	(340,370)

Waiver of shareholder services fee—Galaxy-BKB Shares	(15,519)

Waiver of distribution services fee—Cash Series Shares	(148)

Reimbursment of investment adviser fee	(27,330)

Total Waivers and Reimbursement		(507,063)

Net expenses			882,935

Net investment income			1,914,565

Net realized loss on investments			(4,863)

Change in net assets resulting from operations			$1,909,702

See Notes which are an integral part of the Financial Statements

MASSACHUSETTS MUNICIPAL CASH TRUST STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended
	(unaudited)	Year Ended
	4/30/2005	10/31/2004
Increase (Decrease) in Net Assets:
Operations—

Net investment income	$1,914,565	$1,996,779

Net realized loss on investments	(4,863)	—

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,909,702	1,996,779

Distributions to Shareholders—

Distributions from net investment income—
Institutional Service Shares	(1,833,437)	(1,899,643)

Galaxy-BKB Shares	(80,174)	(97,316)

Cash Series Shares	(603)	—

CHANGE IN NET ASSETS RESULTING FROM
DISTRIBUTIONS TO SHAREHOLDERS	(1,914,214)	(1,996,959)

Share Transactions—

Proceeds from sale of shares	537,234,210	1,020,411,103

Net asset value of shares issued to shareholders
in payment of distributions declared	915,150	1,061,660

Cost of shares redeemed	(591,438,116)	(1,163,308,245)

CHANGE IN NET ASSETS RESULTING FROM
SHARE TRANSACTIONS	(53,288,756)	(141,835,482)

Change in net assets	(53,293,268)	(141,835,662)

Net Assets—
Beginning of period	297,439,197	439,274,859

End of period (including undistributed (distributions in excess of)
net investment income of $251 and $(100), respectively)	$244,145,929	$297,439,197

See Notes which are an integral part of the Financial Statements

MASSACHUSETTS MUNICIPAL CASH TRUST NOTES TO FINANCIAL STATEMENTS

April 30, 2005 (Unaudited)

(1) ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Galaxy-BKB Shares and Cash Series Shares. The financial highlights of the Institutional Service Shares and Cash Series Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Cash Series Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the “Trustees”). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

(3) SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $244,155,856.

The following tables summarize share activity:

	Six Months
	Ended	Year Ended
	4/30/2005	10/31/2004
Institutional Service Shares:
Shares sold	533,623,858	1,016,709,483
Shares issued to shareholders
in payment of distributions
declared	834,376	964,343
Shares redeemed	(586,385,825)	(1,145,571,714)

Net Change Resulting from
Institutional Service Share
Transactions	(51,927,591)	(127,897,888)

Galaxy-BKB Shares:
Shares sold	2,735,197	3,701,620
Shares issued to shareholders
in payment of distributions
declared	80,174	97,317
Shares redeemed	(4,859,431)	(17,736,530)

Net Change Resulting from
Galaxy-BKB Share
Transactions	(2,044,060)	(13,937,593)

	Period[1] Ended
	4/30/2005
Cash Series Shares:
Shares sold	875,155
Shares issued to shareholders
in payment of distributions
declared	600
Shares redeemed	(192,860)

Net Change Resulting from
Cash Series Share
Transactions	682,895

Net Change Resulting from
Share Transactions	(53,288,756)	(141,835,481)

(1) Reflects operations from January 18, 2005 (date of initial public investment) to April 30, 2005.

(4) FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $5,315, which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

(5) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Commencing on December 7, 2004, and continuing through October 31, 2005, the Adviser is reimbursing daily a portion of the investment adviser fee. When completed, the total amount of the reimbursement will equal the taxable secruity gains that would have been recognized by the Fund had certain Interfund transactions with other funds managed by the Adviser or an affiliate of the Adviser not occurred. This reimbursement amounted to $27,330 for the six months ended April 30, 2005.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Average Aggregate
Maximum	Daily Net Assets
Administrative Fee	of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund’s Institutional Service Shares and Cash Series Shares for the period. Under the terms of a Shareholder Services Agreement with Bank of America, the Fund will pay Bank of America up to 0.25% of average daily net assets of the Fund’s Galaxy-BKB Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and Bank of America may voluntarily choose to waive any portion of its fee. FSSC and Bank of America can modify or terminate this voluntary wavier at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $233,855,000 and $237,380,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

(6) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 66.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 16.9% of total investments.

(7) LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual
Report

to Shareholders

Galaxy Funds

Galaxy-BKB Shares

Massachusetts Municipal Cash Trust—Galaxy-BKB Shares

April 30, 2005

Galaxy Funds

Galaxy-BKB Shares

THE GALAXY FUNDS
 P.O. BOX 6520
PROVIDENCE, RI 02940-6520
 WWW.GALAXYFUNDS.COM

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
federatedinvestors.com

Federated Securities Corp., Distributor

Cusip 60934N237
G00191-02 (06/05)

File No. 811-5950

MF-0136

Federated
World-Class Investment Manager

Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Service Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007		0.007	0.007	0.011		0.029	0.036
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007		0.007	0.007	0.011		0.029	0.036
Less Distributions:
Distributions from net investment income	(0.007)		(0.007)	(0.007)	(0.011)		(0.029)	(0.036)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.67%		0.66%	0.70%	1.14%		2.90%	3.67%

Ratios to Average Net Assets:
Expenses	0.56	% [3]	0.56%	0.56%	0.56%		0.56%	0.56%
Net investment income	1.34	% [3]	0.64%	0.70%	1.11%		2.82%	3.61%
Expense waiver/reimbursement [4]	0.41	% [3]	0.40%	0.39%	0.38%		0.40%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$159,228		$180,631	$253,931	$268,992		$272,533	$194,058

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios, shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008		0.008	0.009	0.013		0.030	0.038
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.008		0.008	0.009	0.013		0.030	0.038
Less Distributions:
Distributions from net investment income	(0.008)		(0.008)	(0.009)	(0.013)		(0.030)	(0.038)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.75%		0.83%	0.86%	1.30%		3.07%	3.84%

Ratios to Average Net Assets:
Expenses	0.40	% [3]	0.40%	0.40%	0.40%		0.40%	0.40%
Net investment income	1.48	% [3]	0.82%	0.86%	1.26%		2.97%	3.78%
Expense waiver/reimbursement [4]	0.57	% [3]	0.56%	0.55%	0.54%		0.56%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,422		$60,332	$53,547	$61,181		$33,645	$18,604

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,006.70	$2.79
Institutional Shares	$1,000	$1,007.50	$1.99
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.02	$2.81
Institutional Shares	$1,000	$1,022.81	$2.01

1 Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Service Shares	0.56%
Institutional Shares	0.40%

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	71.2%
Municipal Notes	25.4%
Commercial Paper	3.4%
TOTAL	100.0%

At April 30, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	56.4%	Prime-1	89.1%
A-1	34.0%
A-2	3.8%	Prime-2	0.0%
Not rated by S&P	5.8%	Not rated by Moody's	10.9%
TOTAL	100.0%	TOTAL	100.0%

At April 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	72.6%
8-30 Days	5.2%
31-90 Days	5.2%
91-180 Days	9.9%
181 Days or more	7.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality, ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit- quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 5.8% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3% [1]
		Michigan--99.3%
$6,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/ (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$6,000,000
8,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/ (Series 2002-29), 1.70% TOBs (Detroit, MI City School District)/ (FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/11/2005	8,000,000
3,000,000	[2]	Adrian, MI City School District, ROCs (Series 2124), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,000,000
3,295,000	[2]	Allen Park, MI Public School District, ROCs (Series 4007), Weekly VRDNs (Michigan State GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,295,000
2,215,000		Auburn Hills, MI EDC (Series 1995), Weekly VRDNs (Suburban Tool, Inc.)/ (Huntington National Bank, Columbus, OH LOC)	2,215,000
4,195,000	[2]	BNY Municipal Certificates Trust (Series 2002-BNY3), Weekly VRDNs (Mazda Motor Manufacturing (USA) Corp.)/(Bank of New York LIQ)/(Bank of New York LOC)	4,195,000
8,500,000		Brighton, MI Area School District (Series I) Bonds (United States Treasury PRF), 5/1/2005 (@34.134)	2,901,407
200,000		Dearborn, MI Economic Development Corp. (Series 1990), Weekly VRDNs (Exhibit Productions, Inc.)/(Comerica Bank LOC)	200,000
9,000,000	[2]	Detroit, MI City School District, (PA-997R), 1.35% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/8/2005	9,000,000
3,480,000	[2]	Detroit, MI City School District, ROCs (Series 4004), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,480,000
1,000,000	[2]	Detroit, MI City School District, Variable Certificates (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	1,000,000
6,000,000	[2]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	6,000,000
2,280,000	[2]	Detroit, MI Sewage Disposal System, MERLOTS (Series 2001-A103), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,280,000
2,000,000	[2]	Detroit, MI Water Supply System, MERLOTS (Series 2000 D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,000,000
2,750,000		Farmington Hills, MI Economic Development Corp. Weekly VRDNs (Echo Park Learning Center)/(Standard Federal Bank, N.A. LOC)	2,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--continued
$1,000,000		Grand Rapids, MI Economic Development Corp. (Series 1991-B), Weekly VRDNs (Amway Hotel Corp.)/(Standard Federal Bank, N.A. LOC)	$1,000,000
2,000,000		Grand Rapids, MI Economic Development Corp., Series 1991-A), Weekly VRDNs (Amway Hotel Corp.)/(Standard Federal Bank, N.A. LOC)	2,000,000
2,200,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC)	2,200,000
2,095,000		Grand Rapids, MI IDR (Series 1999), Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC)	2,095,000
2,900,000		Huron County, MI Economic Development Corp. (Series 2001), Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC)	2,900,000
5,500,000		Jackson County, MI Hospital Finance Authority (Series 2005A), Weekly VRDNs (W.A.Foote Memorial Hospital)/(Bank of Nova Scotia, Toronto LOC)	5,500,000
2,300,000		Jackson County, MI Public Schools, 2.45% TANs (Comerica Bank LOC), 5/23/2005	2,301,140
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/ (Credit Lyonnais SA LOC)	3,100,000
10,000,000		Michigan Municipal Bond Authority (Series B-1), 3.00% RANs, 8/19/2005	10,043,003
5,000,000	[2]	Michigan Municipal Bond Authority, AUSTIN (Series 2002F), Weekly VRDNs (Michigan Municipal Bond Authority Clean Water Revolving Fund)/(Bank of America N.A. LIQ)	5,000,000
6,800,000		Michigan State Building Authority (Series 3), 2.68% CP (Bank of New York LOC), Mandatory Tender 7/21/2005	6,800,000
1,000,000		Michigan State Hospital Finance Authority (Series 2000), Weekly VRDNs (Oaklawn Hospital, MI)/(Standard Federal Bank, N.A. LOC)	1,000,000
1,500,000	[2]	Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	1,500,000
5,000,000		Michigan State HDA, Weekly VRDNs (Woodland Meadows, MI)/(J.P. Morgan Chase Bank, N.A. LOC)	5,000,000
900,000		Michigan State HDA (Series 2001B), Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC)	900,000
1,705,000		Michigan State Strategic Fund, Weekly VRDNs (Ace Hi Displays, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC)	1,705,000
2,010,000		Michigan State Strategic Fund, Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC)	2,010,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--continued
$6,600,000		Michigan State Strategic Fund, Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC)	$6,600,000
800,000		Michigan State Strategic Fund, Weekly VRDNs (Bruin Land Holdings LLC)/ (Huntington National Bank, Columbus, OH LOC)	800,000
860,000		Michigan State Strategic Fund, Weekly VRDNs (Dynamic Plastics, Inc.)/ (Standard Federal Bank, N.A. LOC)	860,000
800,000		Michigan State Strategic Fund, Weekly VRDNs (Elbie & Sohn, Inc.)/(Standard Federal Bank, N.A. LOC)	800,000
2,855,000		Michigan State Strategic Fund, Weekly VRDNs (Elm Plating Co.)/(Comerica Bank LOC)	2,855,000
1,455,000		Michigan State Strategic Fund, Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Standard Federal Bank, N.A. LOC)	1,455,000
2,730,000		Michigan State Strategic Fund, Weekly VRDNs (Hess Industries, Inc.)/(Lasalle Bank, N.A. LOC)	2,730,000
900,000		Michigan State Strategic Fund, Weekly VRDNs (Moore Flame Cutting)/ (Standard Federal Bank, N.A. LOC)	900,000
3,595,000		Michigan State Strategic Fund, Weekly VRDNs (United Fixtures Co.)/ (Deutsche Bank AG LOC)	3,595,000
2,400,000		Michigan State Strategic Fund, Weekly VRDNs (Universal Tube, Inc.)/ (Standard Federal Bank, N.A. LOC)	2,400,000
1,540,000		Michigan State Strategic Fund (Series 1995), Weekly VRDNs (Bear Lake Associates Project)/(Fifth Third Bank, Michigan LOC)	1,540,000
230,000		Michigan State Strategic Fund (Series 1995), Weekly VRDNs (Hercules Drawn Steel Corporation Project)/(Key Bank, N.A. LOC)	230,000
510,000		Michigan State Strategic Fund (Series 1995), Weekly VRDNs (RSR Project)/(Fifth Third Bank, Michigan LOC)	510,000
175,000		Michigan State Strategic Fund (Series 1996), Weekly VRDNs (ACI Properties LLC Project)/(Comerica Bank LOC)	175,000
680,000		Michigan State Strategic Fund (Series 1996), Weekly VRDNs (Echo Properties LLC Project)/(Comerica Bank LOC)	680,000
425,000		Michigan State Strategic Fund (Series 1996), Weekly VRDNs (Inalfa-Hollandia, Inc.)/(Comerica Bank LOC)	425,000
1,425,000		Michigan State Strategic Fund (Series 1997), Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Standard Federal Bank, N.A. LOC)	1,425,000
1,770,000		Michigan State Strategic Fund (Series 1998), Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC)	1,770,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--continued
$1,245,000		Michigan State Strategic Fund (Series 1998), Weekly VRDNs (Wolverine Leasing)/(Huntington National Bank, Columbus, OH LOC)	$1,245,000
1,010,000		Michigan State Strategic Fund (Series 1998), Weekly VRDNs (Wolverine Printing)/(Huntington National Bank, Columbus, OH LOC)	1,010,000
1,960,000		Michigan State Strategic Fund (Series 1999), Weekly VRDNs (DW Aluminum LLC)/(Key Bank, N.A. LOC)	1,960,000
1,260,000		Michigan State Strategic Fund (Series 1999), Weekly VRDNs (Fab-All Manufacturing, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,260,000
1,125,000		Michigan State Strategic Fund (Series 1999), Weekly VRDNs (J. G. Kern Enterprises, Inc.)/(Standard Federal Bank, N.A. LOC)	1,125,000
2,200,000		Michigan State Strategic Fund (Series 1999), Weekly VRDNs (R.M.D.H. Properties LLC)/(Huntington National Bank, Columbus, OH LOC)	2,200,000
5,475,000		Michigan State Strategic Fund (Series 2000), Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC)	5,475,000
6,453,000		Michigan State Strategic Fund (Series A), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC)	6,453,000
761,000		Michigan State Strategic Fund (Series B), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC)	761,000
2,155,000		Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Series 1995), Weekly VRDNs (J.R. Automation Technologies)/(Fifth Third Bank, Michigan LOC)	2,155,000
1,025,000		Michigan State Strategic Fund, Limited Obligation Revenue Bonds, Series 1995 Weekly VRDNs (Welch Properties)/(Fifth Third Bank, Michigan LOC)	1,025,000
4,650,000		Muskegon County, MI, 2.50% BANs, 11/1/2005	4,650,000
1,960,000		Oakland County, MI EDC (Series 1997), Weekly VRDNs (Stone Soap Co., Inc.)/(Standard Federal Bank, N.A. LOC)	1,960,000
1,890,000		Oakland County, MI EDC (Series 1998), Weekly VRDNs (Fox Manor, Inc.)/ (Allied Irish Banks PLC LOC)	1,890,000
6,515,000		Oakland County, MI EDC (Series 1998), Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC)	6,515,000
9,410,000	[2]	Oxford, MI Area Community Schools, MERLOTS (Series 2001-A117), 2.11% TOBs (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	9,410,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--continued
$500,000		Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 3.00% Bonds (Covenant Medical Center, Inc.), 7/1/2005	$500,405
500,000		Taylor, MI, 3.00% Bonds (MBIA Insurance Corp. INS), 9/1/2005	500,978
3,000,000		Waterford, MI School District, 3.00% TANs, 5/30/2005	3,003,149
3,995,000	[2]	Wayne County, MI (Series 2000-383), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	3,995,000
		TOTAL INVESTMENTS--99.3% (AT AMORTIZED COST) [3]	198,214,082
		OTHER ASSETS AND LIABILITIES - NET--0.7%	1,436,333
		TOTAL NET ASSETS--100%	$199,650,415

Securities that are subject to the federal alternative minimum tax (AMT) represent 40.8% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $68,155,000 which represents 34.1% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GTD	--Guaranteed
HDA	--Housing Development Authority
IDR	--Industrial Development Revenue
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$198,214,082
Cash		702,440
Income receivable		1,164,569
TOTAL ASSETS		200,081,091
Liabilities:
Payable for shares redeemed	$231,628
Income distribution payable	98,031
Payable for Directors'/Trustees' fees	94
Payable for transfer and dividend disbursing agent fees and expenses	73,319
Payable for shareholder services fee (Note 5)	21,126
Accrued expenses	6,478
TOTAL LIABILITIES		430,676
Net assets for 199,644,918 shares outstanding		$199,650,415
Net Assets Consist of:
Paid-in capital		$199,638,410
Accumulated net realized gain on investments		12,128
Distributions in excess of net investment income		(123)
TOTAL NET ASSETS		$199,650,415
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$159,228,330 ÷ 159,228,002 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$40,422,085 ÷ 40,416,916 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$2,071,861
Expenses:
Investment adviser fee (Note 5)		$545,122
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		5,352
Transfer and dividend disbursing agent fees and expenses		60,792
Directors'/Trustees' fees		1,135
Auditing fees		7,011
Legal fees		4,520
Portfolio accounting fees		32,324
Shareholder services fee--Institutional Service Shares (Note 5)		210,194
Shareholder services fee--Institutional Shares (Note 5)		62,340
Share registration costs		17,933
Printing and postage		12,344
Insurance premiums		4,806
Miscellaneous		1,181
TOTAL EXPENSES		1,059,274
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(334,158)
Waiver of administrative personnel and services fee	(11,143)
Waiver of shareholder services fee--Institutional Service Shares	(75,653)
Waiver of shareholder services fee--Institutional Shares	(62,340)
Reimbursement of investment adviser fee	(2,485)
TOTAL WAIVERS AND REIMBURSEMENT		(485,779)
Net expenses			573,495
Net investment income			1,498,366
Net realized gain on investments			21,327
Change in net assets resulting from operations			$1,519,693

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,498,366	$1,930,375
Net realized gain on investments	21,327	2,911
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,519,693	1,933,286
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(1,131,444)	(1,411,907)
Institutional Shares	(366,668)	(513,833)
Cash II Shares	--	(5,194)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,498,112)	(1,930,934)
Share Transactions:
Proceeds from sale of shares	445,919,454	1,024,090,045
Net asset value of shares issued to shareholders in payment of distributions declared	1,014,271	1,328,379
Cost of shares redeemed	(488,267,017)	(1,098,414,371)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(41,333,292)	(72,995,947)
Change in net assets	(41,311,711)	(72,993,595)
Net Assets:
Beginning of period	240,962,126	313,955,721
End of period (including distributions in excess of net investment income of $(123) and $(377), respectively)	$199,650,415	$240,962,126

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of the Michigan Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. Prior to April 23, 2004, the Fund also offered Cash II Shares. The primary investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $199,638,410.

The following table summarizes share activity:

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Institutional Service Shares:
Shares sold	232,656,991	533,749,307
Shares issued to shareholders in payment of distributions declared	845,535	1,122,020
Shares redeemed	(254,918,947)	(608,173,190)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(21,416,421)	(73,301,863)

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Institutional Shares:
Shares sold	213,262,463	482,134,981
Shares issued to shareholders in payment of distributions declared	168,736	206,359
Shares redeemed	(233,348,070)	(475,557,226)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(19,916,871)	6,784,114

	Six Months Ended 4/30/2005	Year Ended 10/31/2004 [1]
Cash II Shares:
Shares sold	--	8,205,757
Shares issued to shareholders in payment of distributions declared	--	--
Shares redeemed	--	(14,683,955)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	--	(6,478,198)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(41,333,292)	(72,995,947)

1 Effective April 23, 2004, the Fund no longer offered Cash II Shares.

4. FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $9,200 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six-month period ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $174,521,790 and $189,021,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 80.4% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.6% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Michigan Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N377
Cusip 60934N385

G01456-02 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008		0.009		0.009	0.014		0.031	0.039
Net realized loss on investments	--		(0.000	) [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.008		0.009		0.009	0.014		0.031	0.039
Less Distributions:
Distributions from net investment income	(0.008)		(0.009)		(0.009)	(0.014)		(0.031)	(0.039)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.81%		0.88%		0.92%	1.37%		3.12%	3.93%

Ratios to Average Net Assets:
Expenses	0.33	% [3]	0.33%		0.33%	0.33%		0.31%	0.30%
Net investment income	1.63	% [3]	0.86%		0.91%	1.36%		3.05%	3.84%
Expense waiver/reimbursement [4]	0.48	% [3]	0.48%		0.46%	0.47%		0.51%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$258,847		$279,622		$379,064	$327,388		$303,131	$262,975

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006		0.004		0.004	0.009		0.026	0.034
Net realized loss on investments	--		(0.000	) [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006		0.004		0.004	0.009		0.026	0.034
Less Distributions:
Distributions from net investment income	(0.006)		(0.004)		(0.004)	(0.009)		(0.026)	(0.034)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.56%		38%		0.42%	0.86%		2.61%	3.41%

Ratios to Average Net Assets:
Expenses	0.83	% [3]	0.83%		0.83%	0.83%		0.81%	0.80%
Net investment income	1.14	% [3]	0.36%		0.43%	0.86%		2.56%	3.35%
Expense waiver/reimbursement [4]	0.48	% [3]	0.48%		0.46%	0.47%		0.51%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$146,979		$157,622		$174,836	$222,013		$286,978	$219,903

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,008.10	$1.64
Cash Series Shares	$1,000	$1,005.60	$4.13
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.16	$1.66
Cash Series Shares	$1,000	$1,020.68	$4.16

1 Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized expense ratios are as follows:

Institutional Shares	0.33%
Cash Series Shares	0.83%

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	73.7%
Municipal Notes	19.0%
Commercial Paper	7.3%
TOTAL	100.0%

At April 30, 2005, the Fund's credit quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	58.1%	Prime-1	90.1%
A-1	31.9%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	10.0%	Not rated by Moody's	9.9%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 9.9% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

At April 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	76.3%
8-30 Days	4.9%
31-90 Days	7.3%
91-180 Days	4.5%
181 Days or more	7.0%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS-99.6% [1]
		Minnesota-97.1%
$16,255,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/ (Series 2000-8) Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$16,255,000
175,000		Apple Valley, MN, IDRB (Series 1995) Weekly VRDNs (AV Development Co.)/ (U.S. Bank, N.A. LOC)	175,000
7,225,000		Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC)	7,225,000
2,855,000		Blaine, MN, IDRBs (Series 1996) Weekly VRDNs (S & S of Minnesota LLC)/ (Wells Fargo Bank Minnesota N.A. LOC)	2,855,000
865,000		Byron, MN Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank Minnesota N.A. LOC)	865,000
955,000		Chanhassen, MN IDA, (Series 1995) Weekly VRDNs (Building Management Group LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	955,000
2,815,000		Chaska, MN, (Series 2004) Weekly VRDNs (Lifecore Biomedical, Inc.)/ (Marshall & Ilsley Bank, Milwaukee LOC)	2,815,000
3,400,000		Coon Rapids, MN, (Series 2003A) Weekly VRDNs (Crest Oaks Apartments)/ (Lasalle Bank, N.A. LOC)	3,400,000
2,350,000		Cottage Grove, MN, IDR Refunding Bonds (Series 1995) Weekly VRDNs (SUPERVALU, Inc.)/(Wachovia Bank N.A. LOC)	2,350,000
14,500,000	[2]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J) Weekly VRDNs (United States Treasury COL)/ (Wachovia Bank N.A. LIQ)	14,500,000
15,875,000	[2]	Dakota County, MN Community Development Agency, PT-484 Weekly VRDNs (Southview Gables Apartments)/(FHLMC GTD)/(FHLMC LIQ)	15,875,000
18,680,000	[2]	Dakota County, Washington County & Anoka City, MN Housing & Redevelopment Authority, MERLOTS (Series H) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	18,680,000
900,000		Duluth, MN, (Series 1985) Weekly VRDNs (Wachovia Bank N.A. LOC)	900,000
13,000,000		Duluth, MN, 3.25% TANs, 12/30/2005	13,083,524
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1]
		Minnesota-continued
$4,325,000		Eagan, MN, (Series 2003 A-1) Weekly VRDNs (Thomas Lake Place Apartments)/ (FNMA LOC)	$4,325,000
530,000		Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank Minnesota N.A. LOC)	530,000
630,000		Eden Prairie, MN IDA, (Series 1996) Weekly VRDNs (Challenge Printing, Inc.)/ (U.S. Bank, N.A. LOC)	630,000
4,000,000		Eden Prairie, MN Independent School District No. 272, 2.75% TRANs (Minnesota State GTD), 9/26/2005	4,016,205
800,000		Edgerton, MN, (Series 1998) Weekly VRDNs (Fey Industries, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	800,000
1,000,000		Faribault, MN IDA, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/ (Bank of New York LOC)	1,000,000
2,175,000		Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard Corp.)/ (Wells Fargo Bank Minnesota N.A. LOC)	2,175,000
1,950,000		Hennepin County, MN, (Series 1996C) Weekly VRDNs	1,950,000
14,980,000		Hopkins, MN Independent School District No. 270, 3.00% TANs (Minnesota State GTD), 7/14/2005	15,005,805
2,500,000		Kasson-Mantorville, MN Independent School District No. 204, 3.00% TRANs (Minnesota State GTD), 9/5/2005	2,511,081
2,800,000		Lino Lakes, MN, (Series 1997) Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,800,000
1,815,000		Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,815,000
650,000		Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd. Partnership)/ (Wells Fargo Bank Minnesota N.A. LOC)	650,000
700,000		Minneapolis, MN, (Series 1996) Weekly VRDNs (WNB & Co.)/ (U.S. Bank, N.A. LOC)	700,000
10,625,000		Minneapolis/St. Paul, MN Housing Finance Board, City Living Home Programs (Series 2003 A-1), 3.13% TOBs (AIG Funding, Inc.), Mandatory Tender 5/2/2005	10,625,000
13,950,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (MERLOT Series 2000ZZ) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	13,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1]
		Minnesota-continued
$9,935,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1174) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	$9,935,000
5,310,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1442) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,310,000
1,810,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-727) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	1,810,000
6,990,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (ROCs Series 327) Weekly VRDNs (FGIC INS)/(Citibank N.A., New York LIQ)	6,990,000
3,710,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (SGA 121) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	3,710,000
2,815,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	2,815,000
7,000,000		Minnesota State HFA, (2004 Series G) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	7,000,000
2,235,000	[2]	Minnesota State HFA, (MERLOTS Series 2001-B3) Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,235,000
1,935,000	[2]	Minnesota State HFA, (PA-1256) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	1,935,000
3,745,000		Minnesota State HFA, (Series D), 1.25% TOBs, Mandatory Tender 5/18/2005	3,745,000
15,000,000		Minnesota State HFA, (Series J), 2.30% TOBs, Mandatory Tender 12/14/2005	15,000,000
2,700,000	[2]	Minnesota State HFA, ROCs (Series 176) Weekly VRDNs (Citibank N.A., New York LIQ)	2,700,000
4,555,000	[2]	Minnesota State HFA, (Series 2002) FR/RI-L35J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	4,555,000
14,000,000	[2]	Minnesota State, Floater Certificates (Series 2001-719) Weekly VRDNs (Morgan Stanley LIQ)	14,000,000
4,890,000	[2]	Minnesota State, ROCs (Series 1031) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	4,890,000
1,850,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC)	1,850,000
4,900,000		North Suburban, MN Hospital District, (Series 2002) Weekly VRDNs (Woodfield LP)/(Marshall & Ilsley Bank, Milwaukee LOC)	4,900,000
2,685,000	[2]	Northern Municipal Power Agency, MN, (ROCs Series 32) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ)	2,685,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1]
		Minnesota-continued
$4,995,000	[2]	Northern Municipal Power Agency, MN, Floater Certificates (Series 1998-46) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	$4,995,000
1,000,000		Orono, MN Independent School District 278, 2.75% TRANs (Minnesota State GTD), 8/29/2005	1,003,043
815,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	815,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/ (FNMA LOC)	4,965,000
13,000,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Lasalle Bank, N.A. LOC)	13,000,000
9,130,000	[2]	Rochester, MN Health Care Facility Authority, (Series 1998-177) Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ)	9,130,000
13,500,000		Rochester, MN Health Care Facility Authority, (Series 2000B), 2.05% CP (Mayo Foundation)/(U.S. Bank, N.A. LIQ), Mandatory Tender 6/9/2005	13,500,000
3,500,000		Rochester, MN Mulifamily Housing, (Series 2003A) Weekly VRDNs (Eastridge Estates)/(FNMA LOC)	3,500,000
2,700,000		Rockford, MN, (Series 1999) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,700,000
1,560,000		Rogers, MN IDA, IDRB Weekly VRDNs (DAC Development LLC Project)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,560,000
13,900,000		Southern Minnesota Municipal Power Agency, 2.35% CP, Mandatory Tender 5/11/2005	13,900,000
2,000,000		Southern Minnesota Municipal Power Agency, 2.40% CP, Mandatory Tender 5/10/2005	2,000,000
2,485,000	[2]	Southern Minnesota Municipal Power Agency, PUTTERs (Series 303) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	2,485,000
13,445,000	[2]	Southern Minnesota Municipal Power Agency, ROC's (Series 189 II) Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ)	13,445,000
3,000,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Lasalle Bank, N.A. LOC)	3,000,000
2,575,000		St. Joseph, MN, Vicwest (Series 2002) Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC)	2,575,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1]
		Minnesota-continued
$6,260,000		St. Louis Park, MN, (Series 2002A) Weekly VRDNs (West Suburban Partners VII LP)/(Lasalle Bank, N.A. LOC)	$6,260,000
2,740,000		St. Michael, MN, (Series 1999) Weekly VRDNs (TC/American Monorail, Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	2,740,000
5,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased Housing Associates I)/(Lasalle Bank, N.A. LOC)	5,000,000
2,900,000		St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)	2,900,000
300,000		St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (United Way)/(U.S. Bank, N.A. LOC)	300,000
1,800,000		St. Paul, MN Housing & Redevelopment Authority, (1995 Series I) Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)	1,800,000
3,000,000		St. Paul, MN Port Authority, (2003-13-Series T) Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)	3,000,000
1,200,000		St. Paul, MN Port Authority, (Series 1998A) Weekly VRDNs (Bix Fruit Co.)/ (Marshall & Ilsley Bank, Milwaukee LOC)	1,200,000
2,250,000		St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H) Weekly VRDNs (Dexia Credit Local LOC)	2,250,000
2,500,000		St. Paul, MN Port Authority, Variable Rate Demand IDRB's (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC)	2,500,000
7,880,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Lasalle Bank, N.A. LOC)	7,880,000
2,155,000		Waite Park, MN, (Series 2000) Weekly VRDNs (Ben's Tool & Ironworks)/ (Wells Fargo Bank, N.A. LOC)	2,155,000
1,050,000		Wells, MN, 2.15% TOBs (Stokely, Inc.)/(Wachovia Bank N.A. LOC), Optional Tender 6/1/2005	1,050,000
820,000		Willow River, MN Independent School District No. 577, (Series B), 3.00% TANs (Minnesota State GTD), 8/6/2005	822,665
2,125,000		Winnebago, MN, (Series 1999) Weekly VRDNs (Dixie Carbonic, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC)	2,125,000
		TOTAL	394,037,323
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1]
		Puerto Rico-2.5%
$6,000,000	[2]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), 1.88% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 10/20/2005	$6,000,000
4,000,000	[2]	Puerto Rico Infrastructure Financing Authority, (Series 2000-483), 1.83% TOBs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/ (Morgan Stanley LIQ), Optional Tender 10/13/2005	4,000,000
		TOTAL	10,000,000
		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST) [3]	404,037,323
		OTHER ASSETS AND LIABILITIES - NET--0.4%	1,789,249
		TOTAL NET ASSETS--100%	$405,826,572

Securities that are subject to the federal alternative minimum tax (AMT) represent 52.4% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $182,885,000 which represents 45.1% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	-American Municipal Bond Assurance Corporation
AMT	-Alternative Minimum Tax
COL	-Collateralized
CP	-Commercial Paper
FGIC	-Financial Guaranty Insurance Company
FHLMC	-Federal Home Loan Mortgage Corp.
FNMA	-Federal National Mortgage Association
FSA	-Financial Security Assurance
GTD	-Guaranteed
HFA	-Housing Finance Authority
IDA	-Industrial Development Authority
IDR	-Industrial Development Revenue
IDRB(s)	-Industrial Development Revenue Bond(s)
INS	-Insured
LIQ	-Liquidity Agreement
LOC	-Letter of Credit
MERLOTS	-Municipal Exempt Receipts - Liquidity Optional Tender Series
PUTTERs	-Puttable Tax-Exempt Receipts
ROCs	-Reset Option Certificates
TANs	-Tax Anticipation Notes
TOBs	-Tender Option Bonds
TOPs	-Trust Obligation Participating Securities
TRANs	-Tax and Revenue Anticipation Notes
VRDNs	-Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$404,037,323
Cash		283,046
Income receivable		2,049,219
Receivable for shares sold		49,178
TOTAL ASSETS		406,418,766
Liabilities:
Payable for shares redeemed	$2,530
Income distribution payable	451,867
Payable for distribution services fee (Note 5)	33,839
Payable for shareholder services fee (Note 5)	33,867
Payable for transfer and dividend disbursing agent fees and expenses	54,670
Accrued expenses	15,421
TOTAL LIABILITIES		592,194
Net assets for 405,847,524 shares outstanding		$405,826,572
Net Assets Consist of:
Paid-in capital		$405,847,484
Accumulated net realized loss on investments		(21,719)
Undistributed net investment income		807
TOTAL NET ASSETS		$405,826,572
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$258,847,274 ÷ 258,864,074 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$146,979,298 ÷ 146,983,450 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$4,521,648
Expenses:
Investment adviser fee (Note 5)		$920,926
Administrative personnel and services fee (Note 5)		184,952
Custodian fees		10,023
Transfer and dividend disbursing agent fees and expenses		83,220
Directors'/Trustees' fees		1,742
Auditing fees		6,732
Legal fees		5,372
Portfolio accounting fees		47,641
Distribution services fee--Cash Series Shares (Note 5)		383,340
Shareholder services fee--Institutional Shares (Note 5)		383,908
Shareholder services fee--Cash Series Shares (Note 5)		191,670
Share registration costs		17,299
Printing and postage		7,229
Insurance premiums		5,449
Miscellaneous		1,514
TOTAL EXPENSES		2,251,017
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(511,538)
Waiver of administrative personnel and services fee	(9,516)
Waiver of distribution services fee--Cash Series Shares	(191,670)
Waiver of shareholder services fee--Institutional Shares	(383,908)
Reimbursement of investment adviser fee	(4,644)
TOTAL WAIVERS AND REIMBURSEMENT		(1,101,276)
Net expenses			1,149,741
Net investment income			3,371,907

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,371,907	$3,395,171
Net realized loss on investments	--	(19,199)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,371,907	3,375,972
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,499,598)	(2,763,434)
Cash Series Shares	(871,993)	(631,372)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,371,591)	(3,394,806)
Share Transactions:
Proceeds from sale of shares	645,053,734	1,051,253,286
Net asset value of shares issued to shareholders in payment of distributions declared	1,167,249	946,920
Cost of shares redeemed	(677,639,038)	(1,168,836,696)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(31,418,055)	(116,636,490)
Change in net assets	(31,417,739)	(116,655,324)
Net Assets:
Beginning of period	437,244,311	553,899,635
End of period (including undistributed net investment income of $807 and $491, respectively)	$405,826,572	$437,244,311

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the regular personal income tax imposed by the state of Minnesota consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $405,847,484.

The following tables summarize share activity:

Institutional Shares:	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	411,091,524	650,995,673
Shares issued to shareholders in payment of distributions declared	296,989	316,031
Shares redeemed	(432,163,791)	(750,739,729)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(20,775,278)	(99,428,025)

Cash Series Shares:	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	233,962,210	400,257,613
Shares issued to shareholders in payment of distributions declared	870,260	630,889
Shares redeemed	(245,475,247)	(418,096,967)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(10,642,777)	(17,208,465)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(31,418,055)	(116,636,490)

4. FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $21,719 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 2,520
2012	$19,199

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.50% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC retained $115,750 of fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC retained $1,839 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $372,880,000 and $424,680,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 59.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.7% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Minnesota Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N484
Cusip 60934N492

1052807 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007		0.006		0.006	0.011		0.028	0.035
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007		0.006		0.006	0.011		0.028	0.035
Less Distributions:
Distributions from net investment income	(0.007)		(0.006)		(0.006)	(0.011)		(0.028)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.66%		0.60%		0.64%	1.07%		2.83%	3.56%

Ratios to Average Net Assets:
Expenses	0.60	% [3]	0.60%		0.60%	0.60%		0.60%	0.55%
Net investment income	1.30	% [3]	0.58%		0.65%	1.06%		2.72%	3.49%
Expense waiver/reimbursement [4]	0.22	% [3]	0.26%		0.24%	0.21%		0.23%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$74,248		$77,824		$84,452	$126,418		$135,901	$99,502

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006		0.005		0.005	0.010		0.027	0.034
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006		0.005		0.005	0.010		0.027	0.034
Less Distributions:
Distributions from net investment income	(0.006)		(0.005)		(0.005)	(0.010)		(0.027)	(0.034)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.61%		0.50%		0.54%	0.97%		2.73%	3.45%

Ratios to Average Net Assets:
Expenses	0.70	% [3]	0.70%		0.70%	0.70%		0.70%	0.65%
Net investment income	1.21	% [3]	0.49%		0.53%	0.96%		2.66%	3.43%
Expense waiver/reimbursement [4]	0.26	% [3]	0.26%		0.24%	0.21%		0.23%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$154,174		$157,491		$149,311	$147,500		$92,402	$66,310

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 4/30/2005	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.003
Less Distributions:
Distributions from net investment income	(0.003)
Net Asset Value, End of Period	$1.00
Total Return [2]	0.30%

Ratios to Average Net Assets:
Expenses	1.00	% [3]
Net investment income	1.71	% [3]
Expense waiver/reimbursement [4]	0.49	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,012

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 1 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

1 "Actual" expense information for the Fund's Cash Series Shares is for the period from January 18, 2005 (date of initial public investment) to April 30, 2005. Actual expenses are equal to the Fund's Cash Series Shares annualized expense ratio, multiplied by the average account value over the period, multiplied by 103/365 (to reflect the period from initial public investment to April 30, 2005). "Hypothetical" expense information for Cash Series Shares is presented on the basis of the full one-half-year period to enable comparisons to other funds. It is based on assuming the same expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period). The annualized expense ratio is as follows:

Cash Series Shares	1.00%

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period
Actual:
Institutional Shares	$1,000	$1,006.60	$2.99 [2]
Institutional Service Shares	$1,000	$1,006.10	$3.48 [2]
Cash Series Shares (1/18/2005) [2]	$1,000	$1,003.00	$2.83 [1]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.82	$3.01 [2]
Institutional Service Shares	$1,000	$1,021.26	$3.51 [2]
Cash Series Shares	$1,000	$1,019.84	$5.01 [1]

2 Expenses are equal to the Fund's annualized expense ratios of the respective Share Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follow:

Institutional Shares	0.60%
Institutional Service Shares	0.70%

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	76.0%
Municipal Notes	22.3%
Commercial Paper	1.7%
TOTAL	100.0%

At April 30, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	29.6%	Prime-1	76.1%
A-1	38.5%
A-2	9.7%	Prime-2	0.0%
Not rated by S&P	22.2%	Not rated by Moody's	23.9%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 22.2% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

At April 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	78.4%
8-30 Days	0.0%
31-90 Days	5.0%
91-180 Days	6.3%
181 Days or more	10.3%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.2% [1]
		New Jersey--94.2%
$6,660,000	[2]	ABN AMRO MuniTOPS Certificates Trust (New York and New Jersey Non-AMT)/(Series 2000-19) Weekly VRDNs (Port Authority of New York and New Jersey)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$6,660,000
4,900,000	[2]	Camden County, NJ Improvement Authority, (Series 1996) Weekly VRDNs (Parkview Redevelopment Housing Project)/(General Electric Capital Corp. LOC)	4,900,000
5,000,000		Carteret, NJ, 3.25% BANs, 2/16/2006	5,032,289
6,900,000	[2]	Delaware River Port Authority, MERLOTS (Series 2000 B4) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,900,000
7,950,000	[2]	Delaware River and Bay Authority, MERLOTS (Series 2000 B8) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	7,950,000
2,000,000		Ewing Township, NJ Board of Education, 3.00% TANs, 6/21/2005	2,003,570
2,835,825		Haddonfield, NJ, 3.00% BANs, 7/29/2005	2,845,005
3,530,839		Hazlet Township, NJ, 3.25% BANs, 12/9/2005	3,551,820
2,000,000		Keyport Borough, NJ, 2.75% BANs, 8/11/2005	2,005,191
2,500,000		Margate, NJ, 2.40% BANs, 6/8/2005	2,500,863
1,500,000		Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold Co.)/(Wachovia Bank N.A. LOC)	1,500,000
4,000,000		Millstone Township, NJ, 3.00% BANs, 8/12/2005	4,010,017
1,490,000		New Jersey EDA Daily VRDNs (Jewish Community Center of Middlesex County)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	1,490,000
1,795,000		New Jersey EDA Daily VRDNs (Maroukian Realty LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	1,795,000
3,525,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/ (Valley National Bank, Passaic, NJ LOC)	3,525,000
2,825,000		New Jersey EDA Weekly VRDNs (Erasteel, Inc.)/(Svenska Handelsbanken, Stockholm LOC)	2,825,000
4,383,000		New Jersey EDA Weekly VRDNs (Meridan Health Care)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,383,000
260,000		New Jersey EDA, (1994 Series A), 2.05% TOBs (A.F.L. Quality, Inc.)/(Fleet National Bank LOC) 7/1/2005	260,000
55,000		New Jersey EDA, (1994 Series B), 1.45% TOBs (Two Univac LLC)/(Fleet National Bank LOC) 7/1/2005	55,000
1,455,000		New Jersey EDA, (2000 Project) Weekly VRDNs (Fisk Alloy Wire Incorporated and Affiliates)/(Wachovia Bank N.A. LOC)	1,455,000
635,000		New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/ (BNP Paribas SA LOC)	635,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Jersey--continued
$2,925,000		New Jersey EDA, (Series 1992L) Weekly VRDNs (Kent Place School)/ (BNP Paribas SA LOC)	$2,925,000
3,500,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wachovia Bank N.A. LOC)	3,500,000
1,000,000		New Jersey EDA, (Series 1997) Weekly VRDNs (UJA Federation of Bergan County and North Hudson, Inc.)/(Bank of New York LOC)	1,000,000
1,060,000		New Jersey EDA, (Series 1998) Weekly VRDNs (Deutscher Realty Co. LLC)/(J.P. Morgan Chase Bank, N.A. LOC)	1,060,000
1,135,000		New Jersey EDA, (Series 1998) Weekly VRDNs (Job Haines Home)/ (PNC Bank, N.A. LOC)	1,135,000
6,600,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC)	6,600,000
1,400,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(PNC Bank, N.A. LOC)	1,400,000
4,130,000		New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	4,130,000
1,285,000		New Jersey EDA, (Series 1999) Weekly VRDNs (Richmond Industries, Inc. and Richmond Realty LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	1,285,000
6,610,000		New Jersey EDA, (Series 2000) Daily VRDNs (Rose Hill Associates LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	6,610,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Diocese of Metuchen)/ (Fleet National Bank LOC)	1,500,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC)	1,500,000
1,700,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC)	1,700,000
3,090,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC)	3,090,000
3,100,000		New Jersey EDA, (Series 2002) Daily VRDNs (Bancroft NeuroHealth)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	3,100,000
600,000		New Jersey EDA, (Series A) Weekly VRDNs (325 Midland Avenue LLC & Wearbest Sil-Tex Ltd.)/(Bank of New York LOC)	600,000
6,200,000	[2]	New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	6,200,000
3,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (Wiley Mission)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	3,000,000
9,855,000	[2]	New Jersey Health Care Facilities Financing Authority, Floater Certificates (Series 2001-833) Weekly VRDNs (Hunterdon Medical Center)/ (AMBAC INS)/(Morgan Stanley LIQ)	9,855,000
2,500,000	[2]	New Jersey Health Care Facilities Financing Authority, MERLOTS (Series 2001-A100) Weekly VRDNs (Jersey City Medical Center)/ (AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Jersey--continued
$1,295,000	[2]	New Jersey Housing & Mortgage Financing Authority, MERLOTS (Series 2000 A2) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	$1,295,000
785,000		New Jersey State Educational Facilities Authority, (2003 Series A) Daily VRDNs (Centenary College)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	785,000
1,330,000	[2]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	1,330,000
9,370,000	[2]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 241) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	9,370,000
5,000,000	[2]	New Jersey State, (Series 2004 FR/RI-L56J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,000,000
4,635,000	[2]	New Jersey State, Macon Trust (Series 2004F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	4,635,000
7,500,000	[2]	New Jersey Turnpike Authority, PA-824R Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	7,500,000
15,885,000	[2]	Newark, NJ Housing Authority, PT-1590 Weekly VRDNs (Georgie King Village Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	15,885,000
1,670,295		North Arlington, NJ, 2.75% BANs, 6/23/2005	1,672,558
4,863,925		Ocean Township, NJ, 3.25% BANs, 1/13/2006	4,895,725
4,000,000		Old Bridge Township, NJ Board of Education, 3.00% GANs, 10/13/2005	4,020,417
2,000,000		Perth Amboy, NJ, 3.375% BANs, 3/10/2006	2,009,579
1,504,250		Pine Beach, NJ, 3.00% BANs, 10/21/2005	1,511,592
10,000,000		Port Authority of New York and New Jersey, (Series 1991-4/5) Weekly VRDNs	10,000,000
2,275,000	[2]	Port Authority of New York and New Jersey, MERLOTS (Series 2000 B5) Weekly VRDNs (JFK International Air Terminal LLC)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	2,275,000
2,100,000	[2]	Port Authority of New York and New Jersey, PUTTERs (Series 153) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	2,100,000
1,320,320		Somerdale Borough, NJ, 4.00% BANs, 4/11/2006	1,332,434
2,492,000		South Amboy, NJ, 3.25% BANs, 11/1/2005	2,504,899
829,520		Wenonah, NJ, 3.75% BANs, 3/31/2006	835,434
1,594,750		West Deptford Township, NJ, 3.00% BANs, 5/6/2005	1,595,053
2,000,000		West Long Branch, NJ, 3.25% BANs, 2/8/2006	2,012,859
5,000,000		West New York, NJ, 3.00% BANs, 7/14/2005	5,011,842
1,597,000		Wharton Borough, NJ, 3.00% BANs, 10/28/2005	1,605,111
		TOTAL	218,154,258
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Puerto Rico--5.0%
$4,000,000		Puerto Rico Government Development Bank (GDB), 3.10% CP, Mandatory Tender 5/3/2005	$4,000,000
4,000,000	[2]	Puerto Rico Public Finance Corp., (Series 2004 FR/RI-L37J) Weekly VRDNs (AMBAC INS)/(Lehman Brothers Holdings, Inc. LIQ)	4,000,000
3,500,000	[2]	Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	3,500,000
		TOTAL	11,500,000
		TOTAL MUNICIPAL INVESTMENTS--99.2% (AT AMORTIZED COST) [3]	229,654,258
		OTHER ASSETS AND LIABILITIES - NET--0.8%	1,779,332
		TOTAL NET ASSETS--100%	$231,433,590

Securities that are subject to the federal alternative minimum tax (AMT) represent 23.7% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.0%	2.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $101,855,000 which represents 44.0% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PUTTERs	--Puttable Tax-Exempt Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$229,654,258
Cash		578,030
Income receivable		1,428,763
Prepaid expenses		10,001
TOTAL ASSETS		231,671,052
Liabilities:
Payable for transfer and dividend disbursing agent fees and expenses	$36,952
Payable for distribution services fee (Note 5)	172
Payable for shareholder services fees (Note 5)	20,295
Income distribution payable	180,043
TOTAL LIABILITIES		237,462
Net assets for 231,432,652 shares outstanding		$231,433,590
Net Assets Consist of:
Paid-in capital		$231,432,652
Accumulated net realized gain on investments		994
Distributions in excess of net investment income		(56)
TOTAL NET ASSETS		$231,433,590
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$74,248,018 ÷ 74,245,580 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$154,173,945 ÷ 154,175,346 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$3,011,627 ÷ 3,011,726 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$2,335,522
Expenses:
Investment adviser fee (Note 5)		$489,111
Administrative personnel and services fee (Note 5)		98,228
Custodian fees		5,290
Transfer and dividend disbursing agent fees and expenses		67,492
Directors'/Trustees' fees		889
Auditing fees		6,461
Legal fees		4,248
Portfolio accounting fees		37,222
Distribution services fee--Institutional Service Shares (Note 5)		77,980
Distribution services fee--Cash Series Shares (Note 5)		526
Shareholder services fee--Institutional Shares (Note 5)		94,732
Shareholder services fee--Institutional Service Shares (Note 5)		194,938
Shareholder services fee--Cash Series Shares (Note 5)		219
Share registration costs		22,600
Printing and postage		10,070
Insurance premiums		4,527
Miscellaneous		643
TOTAL EXPENSES		1,115,176
Waivers (Note 5):
Waiver of investment adviser fee	$(63,210)
Waiver of administrative personnel and services fee	(5,052)
Waiver of distribution services fee--Institutional Service Shares	(77,980)
Waiver of distribution services fee--Cash Series Shares	(350)
Waiver of shareholder services fee--Institutional Shares	(74,853)
Waiver of shareholder services fee--Institutional Service Shares	(77,968)
TOTAL WAIVERS		(299,413)
Net expenses			815,763
Net investment income			1,519,759
Net realized gain on investments			17,157
Change in net assets resulting from operations			$1,536,916

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,519,759	$1,317,193
Net realized gain (loss) on investments	17,157	(15,842)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,536,916	1,301,351
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(574,810)	(526,362)
Institutional Service Shares	(943,239)	(790,667)
Cash Series Shares	(1,597)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,519,646)	(1,317,029)
Share Transactions:
Proceeds from sale of shares	470,474,131	693,591,044
Net asset value of shares issued to shareholders in payment of distributions declared	691,811	658,414
Cost of shares redeemed	(475,064,141)	(692,682,991)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,898,199)	1,566,467
Change in net assets	(3,880,929)	1,550,789
Net Assets:
Beginning of period	235,314,519	233,763,730
End of period (including distributions in excess of net investment income of $(56) and $(169), respectively)	$231,433,590	$235,314,519

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Cash Series Shares. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and New Jersey State income tax imposed upon non-corporate taxpayers consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Cash Series Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $231,432,652.

The following tables summarize share activity:

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Institutional Shares:
Shares sold	122,208,313	254,851,810
Shares issued to shareholders in payment of distributions declared	36,644	85,123
Shares redeemed	(125,827,180)	(261,560,821)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,582,223)	(6,623,888)

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Institutional Service Shares:
Shares sold	344,883,636	438,739,234
Shares issued to shareholders in payment of distributions declared	653,530	573,291
Shares redeemed	(348,864,868)	(431,122,170)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(3,327,702)	8,190,355

	Period Ended 4/30/2005 [1]	Year Ended 10/31/2004
Cash Series Shares:
Shares sold	3,382,182	--
Shares issued to shareholders in payment of distributions declared	1,637	--
Shares redeemed	(372,093)	--
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	3,011,726	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,898,199)	1,566,467

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to April 30, 2005.

4. FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $16,163 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 321
2012	$15,842

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.10%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Cash Series Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC retained $52,136 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $208,495,000 and $203,710,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 66.8% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.1% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

New Jersey Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N476
Cusip 60934N468
Cusip 608919874

2052902 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Service Shares
Cash II Shares
Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007		0.006		0.006	0.011		0.027	0.035
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007		0.006		0.006	0.011		0.027	0.035
Less Distributions:
Distributions from net investment income	(0.007)		(0.006)		(0.006)	(0.011)		(0.027)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.70	% [3]	0.60%		0.63%	1.06%		2.72%	3.61%

Ratios to Average Net Assets:
Expenses	0.53	% [4]	0.59%		0.59%	0.59%		0.58%	0.55%
Net investment income	1.42	% [4]	0.59%		0.64%	1.04%		2.62%	3.57%
Expense waiver/reimbursement [5]	0.50	% [4]	0.44%		0.43%	0.42%		0.44%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$786,758		$631,875		$909,198	$1,051,387		$1,143,141	$791,245

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006		0.004		0.005	0.009		0.025	0.034
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006		0.004		0.005	0.009		0.025	0.034
Less Distributions:
Distributions from net investment income	(0.006)		(0.004)		(0.005)	(0.009)		(0.025)	(0.034)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.61	% [3]	0.44%		0.47%	0.89%		2.56%	3.44%

Ratios to Average Net Assets:
Expenses	0.72	% [4]	0.75%		0.75%	0.75%		0.74%	0.71%
Net investment income	1.21	% [4]	0.44%		0.46%	0.88%		2.52%	3.40%
Expense waiver/reimbursement [5]	0.32	% [4]	0.28%		0.27%	0.26%		0.28%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$193,534		$212,914		$197,030	$171,868		$98,399	$97,396

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 4/30/2005	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.005
Net realized gain on investments	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005
Less Distributions:
Distributions from net investment income	(0.005)
Net Asset Value, End of Period	$1.00
Total Return [3]	0.52	% [4]

Ratios to Average Net Assets:
Expenses	0.28	% [5]
Net investment income	2.39	% [5]
Expense waiver/reimbursement [6]	0.55	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$465

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to April 30, 2005.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash Series Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 4/30/2005	[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.003
Net realized gain on investments	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.003
Less Distributions:
Distributions from net investment income	(0.003)
Net Asset Value, End of Period	$1.00
Total Return [3]	0.32	% [4]

Ratios to Average Net Assets:
Expenses	0.98	% [5]
Net investment income	1.61	% [5]
Expense waiver/reimbursement [6]	0.44	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,265

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to April 30, 2005.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 1 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period	[1]
Actual:
Institutional Service Shares	$1,000	$1,007.00	$2.64	[2]
Cash II Shares	$1,000	$1,006.10	$3.58	[2]
Institutional Shares (1/18/2005) [1]	$1,000	$1,005.20	$0.79	[1]
Cash Series Shares (1/18/2005) [1]	$1,000	$1,003.20	$2.77	[1]
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.17	$2.66	[2]
Cash II Shares	$1,000	$1,021.22	$3.61	[2]
Institutional Shares	$1,000	$1,023.41	$1.40	[1]
Cash Series Shares	$1,000	$1,019.93	$4.91	[1]

1 "Actual" expense information for the Fund's Institutional Shares and Cash Series Shares is for the period from January 18, 2005 (date of initial public investment) to April 30, 2005. Actual expenses are equal to the Fund's Institutional Shares and Cash Series Shares annualized expense ratios, multiplied by the average account value over the period, multiplied by 103/365 (to reflect the period from initial public investment to April 30, 2005). "Hypothetical" expense information for Institutional Shares and Cash Series Shares is presented on the basis of the full one-half-year period to enable comparisons to other funds. It is based on assuming the same expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period). The annualized expense ratios are as follows:

Institutional Shares	0.28%
Cash Series Shares	0.98%

2 Expenses are equal to the Fund's annualized expense ratios of the respective share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized expense ratios are as follows:

Institutional Service Shares	0.53%
Cash II Shares	0.72%

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	83.6%
Municipal Notes	11.8%
Commercial Paper	4.6%
TOTAL	100.0%

At April 30, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	51.0%	Prime-1	87.5%
A-1	36.6%
A-2	1.4%	Prime-2	0.0%
Not rated by S&P	11.0%	Not rated by Moody's	12.5%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 11.0% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1 +, A-1, and A-2 include municipal notes rated SP-1 +, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

At April 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	85.2%
8-30 Days	1.6%
31-90 Days	8.8%
91-180 Days	0.0%
181 Days or more	4.4%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.4% [1]
		New York--100.0%
$2,125,000		Albany, NY IDA, (Series 2001D: Empire Commons South) Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/ (Key Bank, N.A. LIQ)	$2,125,000
3,465,000		Albany, NY IDA, (Series 2001A: Empire Commons East) Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/ (Key Bank, N.A. LIQ)	3,465,000
4,000,000		Albany, NY IDA, (Series 2004B) Weekly VRDNs (Albany College of Pharmacy)/(SunTrust Bank LOC)	4,000,000
9,500,000		Binghamton, NY City School District, 3.50% RANs, 1/20/2006	9,570,361
12,568,550		Brocton, NY Central School District, 3.25% BANs, 12/16/2005	12,641,770
4,540,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,540,000
2,950,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/ (Citizens Bank of Pennsylvania LOC)	2,950,000
2,915,000		Chautauqua County, NY IDA, (Series 1999A) Weekly VRDNs (National Bedding Co.)/(Bank of America N.A. LOC)	2,915,000
5,600,000		Chautauqua County, NY IDA, The Carriage House Companies (Series 1985) Weekly VRDNs (The Red Wing Co., Inc.)/(Wachovia Bank N.A. LOC)	5,600,000
3,050,000		Clinton County, NY IDA, (Series 2002A) Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ)	3,050,000
7,580,000	[2]	Clipper Tax-Exempt Certificates Trust (New York AMT)/(Series 1998-10), 2.18% TOBs (New York State Mortgage Agency)/(State Street Bank and Trust Co. LIQ) 6/1/2005	7,580,000
10,095,000	[2]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series 2003-12) Weekly VRDNs (New York State Dormitory Authority)/(FGIC INS)/(State Street Bank and Trust Co. LIQ)	10,095,000
2,780,000		Cohoes, NY IDA, (Series 2003) Weekly VRDNs (AHF-Columbia Crest LLC)/ (Key Bank, N.A. LOC)	2,780,000
340,000		Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/(HSBC Bank USA LOC)	340,000
280,000		Colonie, NY IDA, (Series 1988) Weekly VRDNs (Specialty Retailers, Inc.)/ (HSBC Bank USA LOC)	280,000
4,781,929		Dryden, NY Central School District, 1.80% BANs, 6/21/2005	4,781,929
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$7,000,000		Dutchess County, NY IDA, (Series 2002) Weekly VRDNs (Trinity Pawling School Corp.)/(Allied Irish Banks PLC LOC)	$7,000,000
3,930,000		Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key Bank, N.A. LOC)	3,930,000
14,000,000		Dutchess County, NY IDA, (Series 2005A) Weekly VRDNs (Marist College)/ (Bank of New York LOC)	14,000,000
7,300,000		East Rochester, NY Housing Authority, (Series 2001: Daniel's Creek at Baytowne) Weekly VRDNs (Seabury Associates LP)/(HSBC Bank USA LOC)	7,300,000
4,180,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC)	4,180,000
2,880,000		Erie County, NY IDA, (Series A) Weekly VRDNs (Gemcor)/(HSBC Bank USA LOC)	2,880,000
4,150,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc. Project)/(Fleet National Bank LOC)	4,150,000
4,010,000		Glenville, NY, 3.25% BANs, 12/9/2005	4,032,634
10,525,000	[2]	Hempstead, NY IDA, (Series 2003 FR/RI-F13J) Weekly VRDNs (FCD Lynbrook LLC)/(Lehman Brothers Holdings, Inc. SWP)	10,525,000
1,700,000		Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs (Granny's Kitchen)/ (Bank of New York LOC)	1,700,000
10,000,000		Johnson City, NY Central School District, 3.00% BANs, 6/17/2005	10,015,813
10,000,000		Levittown Union Free School District, NY, 3.00% TANs, 6/29/2005	10,014,048
2,912,955		Lewiston-Porter, NY Central School District, (Series 2004B), 2.75% BANs, 6/17/2005	2,916,638
29,095,000	[2]	Long Island Power Authority, NY, (PA-522) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	29,095,000
3,890,000		Long Island Power Authority, NY, (Series 2003D) Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ)	3,890,000
10,835,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	10,835,000
3,400,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/ (Key Bank, N.A. LOC)	3,400,000
4,745,000		Metropolitan Transportation Authority, NY, (Series 2002D-1) Weekly VRDNs (FSA INS)/(WestLB AG GTD LIQ)	4,745,000
11,200,000		Metropolitan Transportation Authority, NY, (Series 2004A-1) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(DePfa Bank PLC LIQ)	11,200,000
9,395,000	[2]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	9,395,000
7,460,000	[2]	Metropolitan Transportation Authority, NY, MERLOTS (Series 2002-A52) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,460,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$5,670,000	[2]	Metropolitan Transportation Authority, NY, Piper Variable Certificates (Series 2002F) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)	$5,670,000
2,545,000	[2]	Metropolitan Transportation Authority, NY, ROCs (Series 258) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ)	2,545,000
2,300,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/ (J.P. Morgan Chase Bank, N.A. LOC)	2,300,000
8,000,000		Monroe County, NY IDA, (Series 2002A) Weekly VRDNs (Monroe Community College Association, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,000,000
1,700,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,700,000
4,750,000		Mount Sinai, NY Union Free School District, (Series 2004), 3.00% TANs, 6/24/2005	4,758,278
13,250,000	[2]	Nassau County, NY IDA, (MT-010) Weekly VRDNs (Bryant Landing at Roslyn, LLC)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC)	13,250,000
1,150,000		New York City Trust For Cultural Resources, (Series 2000) Weekly VRDNs (Manhattan School of Music)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ)	1,150,000
42,000,000		New York City, NY Housing Development Corp., (Series 2004 A) Weekly VRDNs (West 61st Street Associates LLC)/(HSBC Bank USA LOC)	42,000,000
13,900,000		New York City, NY Housing Development Corp., (Series 2004A) Weekly VRDNs (B.C.R.E.-90 West Street LLC)/(HSBC Bank USA LOC)	13,900,000
450,000	[2]	New York City, NY Housing Development Corp., Municipal Securities Trust Receipts (Series 1996-CMC1B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	450,000
10,000,000		New York City, NY IDA, (Series 1997) Weekly VRDNs (Danzas AEI, Inc.)/ (Citibank N.A., New York LOC)	10,000,000
14,300,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	14,300,000
4,700,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (National Center on Addiction and Substance Abuse at Columbia University)/(J.P. Morgan Chase Bank, N.A. LOC)	4,700,000
2,300,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Federation of Protestant Welfare Agencies, Inc.)/(Allied Irish Banks PLC LOC)	2,300,000
3,000,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Jewish Community Center in Manhattan, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$1,260,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$1,260,000
1,600,000		New York City, NY IDA, (Series 2002) Weekly VRDNs (The Hewitt School)/ (Allied Irish Banks PLC LOC)	1,600,000
6,000,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC)	6,000,000
3,200,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Allen-Stevenson School)/(Allied Irish Banks PLC LOC)	3,200,000
2,625,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Birch Wathen Lenox School)/(Allied Irish Banks PLC LOC)	2,625,000
5,355,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	5,355,000
3,900,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Super-Tek Products, Inc.)/(Citibank N.A., New York LOC)	3,900,000
7,980,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC)	7,980,000
2,550,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,550,000
7,110,000		New York City, NY IDA, (Series 2001A) Weekly VRDNs (Heart Share Human Services of New York)/(HSBC Bank USA LOC)	7,110,000
5,710,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2000) Weekly VRDNs (Columbia Grammar & Preparatory School)/(Allied Irish Banks PLC LOC)	5,710,000
3,700,000		New York City, NY IDA, Industrial Development Revenue Bonds (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	3,700,000
10,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank Girozentrale INV)/(Bank of America N.A. and Bank of New York LOCs)	10,000,000
11,600,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004) Weekly VRDNs (FC Hanson Office Associates, LLC)/(Lloyds TSB Bank PLC, London LOC)	11,600,000
3,240,000	[2]	New York City, NY Municipal Water Finance Authority, (PA-523) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	3,240,000
17,900,000		New York City, NY Municipal Water Finance Authority, (Series 5), 2.30% CP, Mandatory Tender 5/3/2005	17,900,000
9,000,000		New York City, NY Municipal Water Finance Authority, (Series 5), 2.40% CP, Mandatory Tender 7/14/2005	9,000,000
5,000,000		New York City, NY Municipal Water Finance Authority, (Series 5), 2.40% CP, Mandatory Tender 7/14/2005	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$2,000,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	$2,000,000
9,900,000	[2]	New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ)	9,900,000
1,500,000	[2]	New York City, NY Transitional Finance Authority, MERLOTS (Series 2002-A40) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	1,500,000
4,975,000	[2]	New York City, NY Transitional Finance Authority, Piper Certificates (Series 2002E) Weekly VRDNs (Bank of New York LIQ)	4,975,000
11,250,000		New York City, NY, (2004 Series A-6) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC)	11,250,000
18,960,000	[2]	New York City, NY, (ROCs Series 251) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	18,960,000
5,450,000	[2]	New York State Dormitory Authority, (Series 2003 FR/METR-M7J) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Lehman Brothers Holdings, Inc. LIQ)	5,450,000
2,000,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park Ridge Hospital, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	2,000,000
4,000,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Pratt Institute)/(Radian Asset Assurance INS)/(Citibank N.A., New York LIQ)	4,000,000
7,500,000	[2]	New York State Dormitory Authority, MERLOTS (Series 2000 X) Weekly VRDNs (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	7,500,000
1,975,000	[2]	New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	1,975,000
12,480,000	[2]	New York State Dormitory Authority, MERLOTS (Series 2002-A56) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	12,480,000
10,135,000	[2]	New York State Dormitory Authority, PA-60 (Series 1993) Weekly VRDNs (Rochester General Hospital)/(FHA INS)/(Merrill Lynch & Co., Inc. LIQ)	10,135,000
4,020,000	[2]	New York State Dormitory Authority, PT-128 Weekly VRDNs (Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island, Inc.)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,020,000
11,330,000	[2]	New York State Dormitory Authority, PT-130 Weekly VRDNs (United Health Services Hospitals, Inc.)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	11,330,000
5,330,000	[2]	New York State Dormitory Authority, PT-75 Weekly VRDNs (Ellis Hospital)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	5,330,000
5,795,000	[2]	New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	5,795,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$21,975,000	[2]	New York State Energy Research & Development Authority, (Series 2002 FR/RI-F9J) Weekly VRDNs (Consolidated Edison Co.)/ (Lehman Brothers Holdings, Inc. SWP)	$21,975,000
1,600,000	[2]	New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Floater Certificates (Series 2001-658) Weekly VRDNs (Morgan Stanley LIQ)	1,600,000
6,450,000	[2]	New York State Environmental Facilities Corp. State Clean Water and Drinking Water, ROCS (Series 4001) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	6,450,000
4,400,000		New York State HFA, (1999 Series A: 300 East 39th Street) Weekly VRDNs (39th Street Associates LLC)/(FNMA LOC)	4,400,000
41,755,000		New York State HFA, (Series 2002A: 271 West 47th Street) Weekly VRDNs (Biltmore Tower, LLC)/(FNMA LOC)	41,755,000
18,400,000		New York State HFA, (Series 2004A: 100 Maiden Lane) Weekly VRDNs (Maiden Lane Properties LLC)/(Bank of New York LOC)	18,400,000
11,810,000	[2]	New York State Local Government Assistance Corp., Class A Certificates (Series 2002-203) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	11,810,000
16,495,000	[2]	New York State Mortgage Agency, (PA-422) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	16,495,000
10,145,000	[2]	New York State Mortgage Agency, (PA-406) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,145,000
10,000,000	[2]	New York State Thruway Authority, (PA-532) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,000,000
6,765,000	[2]	New York State Thruway Authority, Saratoga Trust (Series 2004-10) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/ (AMBAC INS)/(Caisse Nationale De Credit Agricole, Paris LIQ)	6,765,000
8,400,000	[2]	New York State Urban Development Corp., (Series 1996-CMC6) Weekly VRDNs (New York State Urban Development Corp. - HUD Section 236)/ (J.P. Morgan Chase & Co. LIQ)	8,400,000
3,235,000	[2]	Newburgh, NY IDA, (PT-2504) Weekly VRDNs (Belvedere Housing LP)/ (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,235,000
5,000,000		Niagara County, NY IDA, (Series 2001B) Weekly VRDNs (Niagara University)/(Radian Asset Assurance INS)/(HSBC Bank USA LIQ)	5,000,000
3,527,000		Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC)	3,527,000
1,600,000		Onondaga County, NY IDA, (Series 2000) Weekly VRDNs (M.S. Kennedy Corp.)/(Key Bank, N.A. LOC)	1,600,000
4,510,000		Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,510,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.)	$1,725,000
4,800,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC)	4,800,000
700,000		Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye Corrugated)/ (National City Bank, Ohio LOC)	700,000
6,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,000,000
5,015,000		Oswego County, NY IDA, (Series 2003) Weekly VRDNs (Oswego College Foundation, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,015,000
9,334,012		Peru, NY Central School District, 3.00% BANs, 7/15/2005	9,355,667
4,000,000	[2]	Port Authority of New York and New Jersey, (PT-1847) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	4,000,000
4,605,000	[2]	Port Authority of New York and New Jersey, (PT-440) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,605,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-2) Weekly VRDNs	15,000,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-3/4) Weekly VRDNs	15,000,000
12,400,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-1) Weekly VRDNs	12,400,000
6,185,000	[2]	Port Authority of New York and New Jersey, PT-1755 Weekly VRDNs (JFK International Air Terminal LLC)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	6,185,000
2,585,000		Rensselaer County, NY IDA, (Series 2002A) Weekly VRDNs (Sage Colleges)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,585,000
5,235,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,235,000
4,500,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	4,500,000
4,980,000		Rockland County, NY IDA, (Series 1999) Weekly VRDNs (Assisted Living at Northern Riverview, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,980,000
4,735,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./ Tappan Wire and Cable, Inc.)/(Bank of New York LOC)	4,735,000
2,455,000		Rockland County, NY IDA, (Series 2002: Northern Manor Multicare Center) Weekly VRDNs (Northern Services Group, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,455,000
14,086,610		Schalmont, NY Central School District, 2.00% BANs, 6/16/2005	14,086,610
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$965,000		Schenectady, NY IDA, (Series 1995A) Weekly VRDNs (Fortitech Holding Corp.)/ (Fleet National Bank LOC)	$965,000
1,760,000		Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy Conveyor Corp.)/ (J.P. Morgan Chase Bank, N.A. LOC)	1,760,000
5,667,000		St. Lawrence County, NY IDA, (Series 2002) Weekly VRDNs (Canton-Potsdam Hospital)/(Key Bank, N.A. LOC)	5,667,000
480,000		Suffolk County, NY IDA Weekly VRDNs (YM-YWHA of Suffolk)/(Citibank N.A., New York LOC)	480,000
1,430,000		Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC)	1,430,000
5,500,000		Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,500,000
795,000	[2]	Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ)	795,000
2,940,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	2,940,000
1,625,000		Ulster County, NY IDA, (Series 2001A) Weekly VRDNs (Northeast Panel & Truss LLC)/(ABN AMRO Bank NV, Amsterdam LOC)	1,625,000
3,600,000	[2]	United Nations, NY Development Corp., PT-2087 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,600,000
7,500,000		Walden Village, NY IDA, IDRB (Series 1994) Weekly VRDNs (Spence Engineering Co.)/(Wachovia Bank N.A. LOC)	7,500,000
1,900,000		Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund Corporation Facility)/(J.P. Morgan Chase Bank, N.A. LOC)	1,900,000
18,165,646		Webutuck, NY Central School District, 3.00% BANs, 12/16/2005	18,249,188
9,950,000		West Islip, NY Unified Free School District, 2.75% TANs, 6/29/2005	9,958,736
3,290,000		Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish Banks PLC LOC)	3,290,000
4,500,000		Westchester County, NY IDA, (Series 2004) Daily VRDNs (Northern Westchester Hospital Association)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	4,500,000
3,995,000		Westchester County, NY IDA, (Series 2004A) Weekly VRDNs (Aviation Services Group LLC)/(SunTrust Bank LOC)	3,995,000
7,200,000		Westchester County, NY IDA, (Series 2005B) Weekly VRDNs (Mercy College)/ (Key Bank, N.A. LOC)	7,200,000
5,150,000		Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade, Inc.)/ (Amsouth Bank N.A., Birmingham, AL LOC)	5,150,000
3,325,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/ (Key Bank, N.A. LOC)	3,325,000
		TOTAL	984,990,672
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Puerto Rico--1.4%
$5,000,000		Puerto Rico Government Development Bank (GDB), 2.48% CP, Mandatory Tender 5/2/2005	$5,000,000
9,087,000		Puerto Rico Government Development Bank (GDB), 3.00% CP, Mandatory Tender 5/16/2005	9,087,000
		TOTAL	14,087,000
		TOTAL MUNICIPAL INVESTMENTS--101.4% (AT AMORTIZED COST) [3]	999,077,672
		OTHER ASSETS AND LIABILITIES - NET--(1.4)%	(14,057,047)
		TOTAL NET ASSETS--100%	$985,020,625

Securities that are subject to the federal alternative minimum tax (AMT) represent 27.9% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.8%	2.2%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $314,715,000 which represents 32.0% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$999,077,672
Cash		492,367
Income receivable		4,820,684
Receivable for shares sold		3,070
TOTAL ASSETS		1,004,393,793
Liabilities:
Payable for investments purchased	$18,450,000
Income distribution payable	739,956
Payable for Directors'/Trustees' fees	534
Payable for distribution services fee (Note 5)	60,008
Payable for shareholder services fee (Note 5)	99,990
Accrued expenses	22,680
TOTAL LIABILITIES		19,373,168
Net assets for 985,028,094 shares outstanding		$985,020,625
Net Assets Consist of:
Paid-in capital		$985,028,094
Accumulated net realized loss on investments		(7,899)
Undistributed net investment income		430
TOTAL NET ASSETS		$985,020,625
Net Asset Value, Offering Price, and Redemption Proceeds Per Share
Institutional Service Shares:
$786,757,514 ÷ 786,768,420 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$193,533,693 ÷ 193,530,275 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$464,829 ÷ 464,825 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$4,264,589 ÷ 4,264,574 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$9,214,066
Expenses:
Investment adviser fee (Note 5)		$1,894,055
Administrative personnel and services fee (Note 5)		380,394
Custodian fees		18,198
Transfer and dividend disbursing agent fees and expenses		104,239
Directors'/Trustees' fees		2,827
Auditing fees		6,655
Legal fees		7,276
Portfolio accounting fees		64,395
Distribution services fee--Institutional Service Shares (Note 5)		921,370
Distribution services fee--Cash II Shares (Note 5)		261,537
Distribution services fee--Cash Series Shares (Note 5)		1,878
Shareholder services fee--Institutional Service Shares (Note 5)		906,704
Shareholder services fee--Cash II Shares (Note 5)		261,537
Shareholder services fee--Institutional Shares (Note 5)		95
Shareholder services fee--Cash Series Shares (Note 5)		782
Share registration costs		28,956
Printing and postage		10,801
Insurance premiums		7,144
Miscellaneous		1,847
TOTAL EXPENSES		4,880,690
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(673,566)
Waiver of administrative personnel and services fee	(19,577)
Waiver of distribution services fee--Institutional Service Shares	(833,893)
Waiver of distribution services fee--Cash II Shares	(142,596)
Waiver of distribution services fee--Cash Series Shares	(469)
Waiver of shareholder services fee--Institutional Service Shares	(328,476)
Waiver of shareholder services fee--Institutional Shares	(95)
Reimbursement of investment adviser fee	(188,071)
TOTAL WAIVERS AND REIMBURSEMENT		(2,186,743)
Net expenses			2,693,947
Net investment income			6,520,119
Net realized gain on investments			2,139
Change in net assets resulting from operations			$6,522,258

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,520,119	$5,128,571
Net realized gain (loss) on investments	2,139	(4,315)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,522,258	5,124,256
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(5,244,358)	(4,301,738)
Cash II Shares	(1,268,729)	(827,742)
Institutional Shares	(896)	--
Cash Series Shares	(4,999)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,518,982)	(5,129,480)
Share Transactions:
Proceeds from sale of shares	2,606,814,389	2,912,902,675
Net asset value of shares issued to shareholders in payment of distributions declared	4,288,213	3,470,780
Cost of shares redeemed	(2,470,873,976)	(3,177,807,241)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	140,228,626	(261,433,786)
Change in net assets	140,231,902	(261,439,010)
Net Assets:
Beginning of period	844,788,723	1,106,227,733
End of period (including undistributed (distributions in excess of) net investment income of $430 and $(707), respectively)	$985,020,625	$844,788,723

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares, and Cash Series Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Institutional Shares and Cash Series Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005 capital paid-in aggregated $985,028,094.

The following tables summarize share activity:

Institutional Service Shares:	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	2,143,716,394	2,378,076,984
Shares issued to shareholders in payment of distributions declared	3,113,742	2,712,725
Shares redeemed	(1,991,948,234)	(2,658,106,989)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	154,881,902	(277,317,280)

Cash II Shares:	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	456,896,966	534,825,691
Shares issued to shareholders in payment of distributions declared	1,169,439	758,055
Shares redeemed	(477,449,080)	(519,700,252)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(19,382,675)	15,883,494

Institutional Shares:	Period Ended 4/30/2005 [1]	Year Ended 10/31/2004
Shares sold	522,581	--
Shares redeemed	(57,756)	--
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	464,825	--

Cash Series Shares:	Period Ended 4/30/2005 [1]	Year Ended 10/31/2004
Shares sold	5,678,448	--
Shares issued to shareholders in payment of distributions declared	5,032	--
Shares redeemed	(1,418,906)	--
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	4,264,574	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	140,228,626	(261,433,786)

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to April 30, 2005.

4. FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $10,038, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$5,723
2012	$4,315

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Commencing on December 7, 2004, and continuing through October 31, 2005, the Adviser is reimbursing daily a portion of the investment adviser fee. When complete, the total amount of reimbursement will equal the taxable security gains that would have been recognized by the Fund had certain interfund transactions with other funds managed by the Adviser or an affiliate of the Adviser not occurred. The reimbursement amounted to $188,071 for the six months ended April 30, 2005.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares, and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC retained $206,458 of fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares, and Cash Series Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC retained $49,385 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $766,690,000 and $763,576,916, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 67.0% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.3% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

New York Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N310
Cusip 60934N294
Cusip 608919858
Cusip 608919866

8060106 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006		0.006		0.006	0.011		0.028	0.036
Net realized loss on investments	--		(0.000	) [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006		0.006		0.006	0.011		0.028	0.036
Less Distributions:
Distributions from net investment income	(0.006)		(0.006)		(0.006)	(0.011)		(0.028)	(0.036)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.64%		0.59%		0.62%	1.08%		2.83%	3.65%

Ratios to Average Net Assets:
Expenses	0.63	% [3]	0.64%		0.64%	0.64%		0.64%	0.59%
Net investment income	1.29	% [3]	0.57%		0.62%	1.08%		2.66%	3.59%
Expense waiver/reimbursement [4]	0.27	% [3]	0.27%		0.26%	0.25%		0.27%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$254,565		$256,238		$345,538	$356,707		$406,312	$202,964

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,006.40	$3.13
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.67	$3.16

1 Expenses are equal to the Fund's annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2005 the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	83.2%
Municipal Notes	13.2%
Commercial Paper	3.6%
TOTAL	100.0%

At April 30, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	53.7%	Prime-1	93.1%
A-1	43.3%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	3.0%	Not rated by Moody's	6.9%
TOTAL	100.0%	TOTAL	100.0%

At April 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	85.2%
8-30 Days	1.6%
31-90 Days	1.9%
91-180 Days	0.0%
181 Days or more	11.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit- quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 3.0% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1]
		North Carolina--93.7%
$20,819,000	[2]	ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-AMT)/ (Series 1998-23) Weekly VRDNs (Mission Health, Inc.)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$20,819,000
4,340,000		Alexander County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 1997) Weekly VRDNs (Mitchell Gold Co., Inc.)/(Wachovia Bank N.A. LOC)	4,340,000
1,665,000		Brunswick County, NC Industrial Facilities and PCFA, (Series 1998) Weekly VRDNs (Turnage Properties LLC)/(RBC Centura Bank LOC)	1,665,000
2,410,000		Catawba County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,410,000
2,900,000		Chatham, NC Industrial Facilities & Pollution Control Funding Authority, (Series 2001) Weekly VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC)	2,900,000
1,615,000		Cleveland County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 1990) Weekly VRDNs (MetalsAmerica, Inc. Project)/(PNC Bank, N.A. LOC)	1,615,000
625,000		Cleveland County, NC Industrial Facilities and Pollution Control Financing Authority, Pollution Control Revenue Bonds (Series 1995) Weekly VRDNs (Grover Industries, Inc. Project)/(Bank of America N.A. LOC)	625,000
3,440,000		Gaston County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 1997) Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC)	3,440,000
2,820,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (FFNC, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	2,820,000
1,600,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,600,000
2,500,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,500,000
4,750,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank Minnesota N.A. LOC)	4,750,000
26,000,000		Hertford County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2000A) Weekly VRDNs (Nucor Corp.)	26,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--continued
$4,000,000		Johnson County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Fleet National Bank LOC)	$4,000,000
170,000		Johnson County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2001) Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC)	170,000
1,130,000		McDowell County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,130,000
4,800,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001) Weekly VRDNs (Stefano Foods, Inc.)/(J. P. Morgan Chase Bank, N.A. LOC)	4,800,000
850,000		Mecklenburg County, NC, (Series 1996) Weekly VRDNs (YMCA of Greater Charlotte)/ (Wachovia Bank N.A. LOC)	850,000
2,500,000		Mecklenburg County, NC, (Series 2004B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	2,500,000
1,295,000		New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,295,000
5,200,000		New Hanover County, NC PCR Financial Authority, (Series 1984) Weekly VRDNs (American Hoist & Derrick Co. Project)/(Fleet National Bank LOC)	5,200,000
2,400,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Mars Hill College)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,400,000
2,960,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC)	2,960,000
2,635,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC)	2,635,000
2,000,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	2,000,000
1,500,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,500,000
4,070,000	[2]	North Carolina Eastern Municipal Power Agency, (MT-099) Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ)	4,070,000
4,995,000	[2]	North Carolina Eastern Municipal Power Agency, (PT-824) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--continued
$4,376,500	[2]	North Carolina Eastern Municipal Power Agency, (Series 2004-955D) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	$4,376,500
2,545,000	[2]	North Carolina Eastern Municipal Power Agency, MERLOT (Series 2001 A75) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	2,545,000
7,950,000	[2]	North Carolina Eastern Municipal Power Agency, MERLOTs (Series 2000 A41), 2.11% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	7,950,000
9,220,000	[2]	North Carolina Eastern Municipal Power Agency, MERLOTs (Series 2002-A22) Weekly VRDNs (Wachovia Bank N.A. LIQ)	9,220,000
3,080,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Centura Bank LOC)	3,080,000
3,225,000		North Carolina HFA, (Series 2003 FR/RI-L17) Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ)	3,225,000
4,830,000	[2]	North Carolina HFA, MERLOTS (Series 2002-A39), 1.80% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/20/2005	4,830,000
4,505,000		North Carolina Medical Care Commission, (Series 1999) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Centura Bank LOC)	4,505,000
10,410,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	10,410,000
1,705,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,705,000
1,100,000		North Carolina Medical Care Commission, (Series 2001B) Weekly VRDNs (Moses H. Cone Memorial)	1,100,000
10,000,000		North Carolina Medical Care Commission, (Series 2003C) Weekly VRDNs (Givens Estates)/ (Bank of Scotland, Edinburgh LOC)	10,000,000
4,370,000		North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2003A), 4.00% Bonds (Novant Health Obligated Group), 11/1/2005	4,404,885
3,500,000	[2]	North Carolina Medical Care Commission, ROCs (Series 296) Weekly VRDNs (Rowan Regional Medical Center)/(FSA INS)/(Citibank N.A., New York LIQ)	3,500,000
3,000,000		North Carolina Municipal Power Agency No. 1, 8.00% Bonds (AMBAC INS), 1/1/2006	3,108,860
10,245,000	[2]	North Carolina Municipal Power Agency No. 1, MERLOTs (Series 2000 A42), 2.11% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	10,245,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--continued
$2,925,000	[2]	North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	$2,925,000
2,165,000	[2]	North Carolina Municipal Power Agency No. 1, ROCS (Series 211) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	2,165,000
5,000,000	[2]	North Carolina State, (PT-413) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,000,000
5,420,000	[2]	North Carolina State, PT-2115 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,420,000
1,000,000		Piedmont Triad Airport Authority, NC Weekly VRDNs (Triad International Maintenance Corp.)/(Citibank N.A., New York LOC)	1,000,000
5,135,000	[2]	Raleigh & Durham, NC Airport Authority, MT-100 Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	5,135,000
2,400,000		Randolph County, NC Industrial Facilities and PCFA, (Series 1996) Weekly VRDNs (Ornamental Mouldings, Inc.)/(Toronto Dominion Bank LOC)	2,400,000
4,500,000		Richmond County, NC Industrial Facilities & Pollution Control, (Series 2005) Weekly VRDNs (Ritz-Craft Corp.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC)	4,500,000
1,625,000		Robeson County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(J.P. Morgan Chase Bank, N.A. LOC)	1,625,000
200,000		Rockingham County, NC Industrial Facilities and PCFA, (Series 1997) Weekly VRDNs (McMichael Mills, Inc.)/(Wachovia Bank N.A. LOC)	200,000
320,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authorithy, (Series 1997) Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC)	320,000
3,000,000		Wake County, NC, (Series 2003C), 4.00% TOBs (Lloyds TSB Bank PLC, London LIQ), Optional Tender 4/1/2006	3,035,078
4,600,000		Wilson County, NC PCA, (Series 1994) Weekly VRDNs (Granutec, Inc.)/(Bank of Nova Scotia, Toronto LOC)	4,600,000
		TOTAL	238,519,323
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Puerto Rico--5.9%
$5,000,000		Puerto Rico Government Development Bank (GDB), 2.48% CP, Mandatory Tender 5/2/2005	$5,000,000
4,000,000		Puerto Rico Government Development Bank (GDB), 3.00% CP, Mandatory Tender 5/16/2005	4,000,000
915,000	[2]	Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ)	915,000
5,085,000	[2]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	5,085,000
		TOTAL	15,000,000
		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST) [3]	253,519,323
		OTHER ASSETS AND LIABILITIES - NET--0.4%	1,045,774
		TOTAL NET ASSETS--100%	$254,565,097

Securities that are subject to the federal alternative minimum tax (AMT) represent 36.1% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $102,420,500 which represents 40.2% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$253,519,323
Cash		194,254
Income receivable		1,008,842
Receivable for shares sold		136,887
TOTAL ASSETS		254,859,306
Liabilities:
Payable for shares redeemed	$138,500
Payable for transfer and dividend disbursing agent fees and expenses	23,206
Payable for Directors'/Trustees' fees	199
Payable for shareholder services fee (Note 5)	52,091
Income distribution payable	74,709
Accrued expenses	5,504
TOTAL LIABILITIES		294,209
Net assets for 254,582,606 shares outstanding		$254,565,097
Net Assets Consist of:
Paid-in capital		$254,582,606
Accumulated net realized loss on investments		(17,794)
Undistributed net investment income		285
TOTAL NET ASSETS		$254,565,097
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$254,565,097 ÷ 254,582,606 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$2,486,253
Expenses:
Investment adviser fee (Note 5)		$645,329
Administrative personnel and services fee (Note 5)		103,682
Custodian fees		5,745
Transfer and dividend disbursing agent fees and expenses		21,707
Directors'/Trustees' fees		953
Auditing fees		6,162
Legal fees		5,206
Portfolio accounting fees		30,696
Shareholder services fee (Note 5)		321,745
Share registration costs		10,721
Printing and postage		5,434
Insurance premiums		4,915
TOTAL EXPENSES		1,162,295
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(324,914)
Waiver of administrative personnel and services fee	(5,334)
Reimbursement of investment adviser fee	(14,488)
TOTAL WAIVERS AND REIMBURSEMENT		(344,736)
Net expenses			817,559
Net investment income			$1,668,694

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,668,694	$1,699,090
Net realized loss on investments	--	(16,416)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,668,694	1,682,674
Distributions to Shareholders:
Distributions from net investment income	(1,668,139)	(1,699,470)
Share Transactions:
Proceeds from sale of shares	342,762,307	670,493,902
Net asset value of shares issued to shareholders in payment of distributions declared	1,375,086	1,381,124
Cost of shares redeemed	(345,811,076)	(761,158,476)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,673,683)	(89,283,450)
Change in net assets	(1,673,128)	(89,300,246)
Net Assets:
Beginning of period	256,238,225	345,538,471
End of period (including undistributed (distributions in excess of) net investment income of $285 and $(270), respectively)	$254,565,097	$256,238,225

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of North Carolina consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $254,582,606.

The following table summarizes share activity:

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	342,762,307	670,493,902
Shares issued to shareholders in payment of distributions declared	1,375,086	1,381,124
Shares redeemed	(345,811,076)	(761,158,476)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,673,683)	(89,283,450)

4. FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $17,795 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 88
2010	$ 1,291
2012	$16,416

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC retained $1,025 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $189,469,294 and $195,465,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 69.6% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.1% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

North Carolina Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N278

G01177-01 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

>

Federated
World-Class Investment Manager

Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Shares
Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007		0.008	0.009	0.014		0.031	0.037
Net realized gain (loss) on investments	--		0.000 [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007		0.008	0.009	0.014		0.031	0.037
Less Distributions:
Distributions from net investment income	(0.007)		(0.008)	(0.009)	(0.014)		(0.031)	(0.037)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.74%		0.79%	0.88%	1.37%		3.12%	3.80%

Ratios to Average Net Assets:
Expenses	0.50	% [3]	0.50%	0.50%	0.50%		0.48%	0.45%
Net investment income	1.46	% [3]	0.78%	0.88%	1.35%		3.12%	3.69%
Expense waiver/reimbursement [4]	0.31	% [3]	0.32%	0.32%	0.32%		0.34%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$141,745		$146,091	$163,800	$152,957		$114,933	$94,388

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006		0.006	0.007	0.012		0.029	0.035
Net realized gain (loss) on investments	--		0.000 [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006		0.006	0.007	0.012		0.029	0.035
Less Distributions:
Distributions from net investment income	(0.006)		(0.006)	(0.007)	(0.012)		(0.029)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.64%		0.59%	0.68%	1.17%		2.91%	3.59%

Ratios to Average Net Assets:
Expenses	0.70	% [3]	0.70%	0.70%	0.70%		0.68%	0.65%
Net investment income	1.27	% [3]	0.58%	0.68%	1.17%		2.91%	3.57%
Expense waiver/reimbursement [4]	0.11	% [3]	0.12%	0.12%	0.12%		0.14%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$114,223		$122,206	$124,984	$107,282		$116,138	$122,294

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005		0.003	0.004	0.009		0.026	0.032
Net realized gain (loss) on investments	--		0.000 [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.005		0.003	0.004	0.009		0.026	0.032
Less Distributions:
Distributions from net investment income	(0.005)		(0.003)	(0.004)	(0.009)		(0.026)	(0.032)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.49%		0.29%	0.38%	0.87%		2.60%	3.28%

Ratios to Average Net Assets:
Expenses	1.00	% [3]	1.00%	1.00%	1.00%		0.98%	0.95%
Net investment income	1.00	% [3]	0.27%	0.38%	0.87%		2.54%	3.21%
Expense waiver/reimbursement [4]	0.11	% [3]	0.12%	0.12%	0.12%		0.14%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,094		$28,592	$45,596	$60,680		$84,161	$65,024

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,007.40	$2.49
Institutional Service Shares	$1,000	$1,006.40	$3.48
Cash II Shares	$1,000	$1,004.90	$4.97
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.27	$2.51
Institutional Service Shares	$1,000	$1,021.27	$3.51
Cash II Shares	$1,000	$1,019.79	$5.01

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.50%
Institutional Service Shares	0.70%
Cash II Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	72.2%
Municipal Notes	27.8%
Commercial Paper	0.0%
TOTAL	100.0%

At April 30, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	48.5%	Prime-1	79.2%
A-1	19.4%
A-2	11.3%	Prime-2	0.0%
Not rated by S&P	20.8%	Not rated by Moody's	20.8%
TOTAL	100.0%	TOTAL	100.0%

At April 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	74.2%
8-30 Days	3.2%
31-90 Days	4.7%
91-180 Days	3.3%
181 Days or more	14.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 20.8% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.6% [1]
$6,200,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 2004-14) Weekly VRDNs (Columbus, OH City School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$6,200,000
2,000,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank NV LOC)	2,000,000
1,000,000		Akron, Bath & Copley, OH Joint Township, (Series 2004B) Weekly VRDNs (Summa Health System)/(J.P. Morgan Chase Bank, N.A. LOC)	1,000,000
1,700,000	[2]	Akron, OH, ROCs (Series 259) Weekly VRDNs (FGIC INS)/(Citibank N.A., New York LIQ)	1,700,000
7,725,000		Ashland County, OH Health Care, (Series 1999) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	7,725,000
6,225,000		Belmont County, OH, 2.89% BANs, 3/15/2006	6,237,671
2,670,000		Belmont County, OH, 3.00% BANs, 11/16/2005	2,684,261
2,000,000		Belmont County, OH, 3.05% BANs, 3/30/2006	2,004,446
6,230,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	6,230,000
9,115,000		Clark County, OH, (Series 2001) Weekly VRDNs (Ohio Masonic Home)/ (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	9,115,000
2,900,000		Clayton, OH, 3.05% BANs, 6/15/2005	2,902,832
3,065,000		Clermont County, OH, Variable Rate IDRB's (Series 1997) Weekly VRDNs (Buriot International, Inc.)/(PNC Bank, N.A. LOC)	3,065,000
2,520,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC)	2,520,000
1,420,000		Coshocton, OH, 3.25% BANs, 2/24/2006	1,427,343
2,940,000		Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	2,940,000
4,825,000		Cuyahoga County, OH Hospital Authority, (Series 1998-II) Weekly VRDNs (W.O. Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ)	4,825,000
4,000,000		Cuyahoga County, OH IDA Weekly VRDNs (Prince Plating, Inc.)/(Bank of Nova Scotia, Toronto LOC)	4,000,000
1,205,000		Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industries, Inc.)/ (FirstMerit Bank, N.A. LOC)	1,205,000
2,145,000		Cuyahoga County, OH IDA Weekly VRDNs (Watt Printers)/(National City Bank, Ohio LOC)	2,145,000
1,890,000		Cuyahoga County, OH IDA, (Series 1997) Weekly VRDNs (Northstar Plastics, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	1,890,000
1,810,000		Cuyahoga County, OH IDA, (Series 1999) Weekly VRDNs (Kowalski Heat Treating Co.)/(FirstMerit Bank, N.A. LOC)	1,810,000
14,400,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(Fleet National Bank LOC)	14,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
$6,900,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (The Renaissance)/ (Lasalle Bank, N.A. LOC)	$6,900,000
850,000		Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A. LOC)	850,000
2,515,000		Franklin County, OH Hospital Facility Authority Weekly VRDNs (Traditions at Mill Run)/(Fifth Third Bank, Cincinnati LOC)	2,515,000
1,145,000		Franklin County, OH IDA Weekly VRDNs (Promark Electronics, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC)	1,145,000
1,650,000		Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC)	1,650,000
2,050,000		Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/ (Wells Fargo Bank Minnesota N.A. LOC)	2,050,000
515,000		Franklin County, OH, Adjustable Rate Demand Economic Development Revenue Refunding Bonds (Series 1996) Weekly VRDNs (CPM Investments)/(Huntington National Bank, Columbus, OH LOC)	515,000
6,800,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC)	6,800,000
1,900,000		Greenhills, OH, (Series 2000) Fourth Renewal, 2.35% BANs, 7/22/2005	1,901,671
4,900,000		Groveport, OH, Land Acquisition and Improvement, 3.00% BANs, 1/18/2006	4,917,141
7,500,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(J.P. Morgan Chase Bank, N.A. LOC)	7,500,000
665,000		Hamilton County, OH Hospital Facilities Authority, (Series B) Revenue Bonds Weekly VRDNs (Health Alliance of Greater Cincinnati)/(MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)	665,000
4,190,000		Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(FirstMerit Bank, N.A. LOC)	4,190,000
9,450,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs)	9,450,000
8,250,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/ (Bank of New York and Citizens Bank of Pennsylvania LOCs)	8,250,000
2,000,000		Hamilton, OH MFH, (Series 2003A: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(Federal Home Loan Bank of Indianapolis LOC)	2,000,000
4,775,000		Henry County, OH, (Series 1996) Weekly VRDNs (Automatic Feed Co.)/ (Huntington National Bank, Columbus, OH LOC)	4,775,000
1,885,000		Huber Heights, OH, 2.50% BANs, 8/19/2005	1,885,000
580,000		Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(Key Bank, N.A. LOC)	580,000
2,665,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/ (J.P. Morgan Chase Bank, N.A. LOC)	2,665,000
1,920,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/ (FirstMerit Bank, N.A. LOC)	1,920,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
$1,805,000		Lorain Port Authority, OH, (Series 1994) Weekly VRDNs (Spitzer Great Lakes Ltd., Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	$1,805,000
545,000		Lorain Port Authority, OH, Adjustable Rate Demand Port Development Refunding Revenue Bonds (Series 1996) Weekly VRDNs (Spitzer Project)/ (J.P. Morgan Chase Bank, N.A. LOC)	545,000
8,305,000		Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	8,305,000
25,000		Lucas County, OH Weekly VRDNs (Sunshine Children's Home)/(National City Bank, Ohio LOC)	25,000
3,750,000		Mahoning County, OH Hospital Facilities, (Series B) Weekly VRDNs (Forum Group, Inc.)/(MBIA Insurance Corp. INS)/( J.P. Morgan Chase Bank, N.A. LIQ)	3,750,000
5,000,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC)	5,000,000
3,190,000		Mahoning County, OH Multifamily HFA Weekly VRDNs (International Towers, Inc.)/(U.S. Bank, N.A. LOC)	3,190,000
2,625,000		Mansfield, OH, 2.50% BANs, 8/25/2005	2,631,974
2,993,000		Massillon, OH, 2.67% BANs, 12/7/2005	3,000,054
7,400,000		Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/ (WestLB AG (Guaranteed) LOC)	7,400,000
1,165,000		Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/ (Key Bank, N.A. LOC)	1,165,000
1,695,000		Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC)	1,695,000
1,400,000		Miami County, OH, 2.04% BANs, 7/27/2005	1,400,623
2,925,000		Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/ (U.S. Bank, N.A. LOC)	2,925,000
3,650,000		Obetz, OH, 2.54% BANs, 12/6/2005	3,654,052
6,165,000		Ohio HFA MFH, 2.00% TOBs (Lincoln Park Associates)/(Citizens Bank of Pennsylvania LOC), Optional Tender 5/1/2005	6,165,000
6,170,000		Ohio HFA MFH, 3.50% TOBs (Lincoln Park Associates)/(Citizens Bank of Pennsylvania LOC), Optional Tender 11/1/2005	6,170,000
175,000	[2]	Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	175,000
2,000,000		Ohio State Water Development Authority, (Series 2002) Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	2,000,000
4,690,000		Parma Heights, OH, 2.50% BANs, 9/22/2005	4,700,891
4,500,000		Perrysburg, OH, 1.80% BANs, 5/26/2005	4,501,215
2,420,000		Pickaway County, OH IDA Weekly VRDNs (Crane Plastics)/(J.P. Morgan Chase Bank, N.A. LOC)	2,420,000
330,000		Pickerington, OH, 2.00% BANs, 9/2/2005	330,219
2,795,000		Portage County, OH IDA, Adjustable Rate IDRB's (Series 1996) Weekly VRDNs (Barnette Project)/(National City Bank, Ohio LOC)	2,795,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
$3,850,000		Richland County, OH, (Series 2005), 3.25% BANs, 3/1/2006	$3,875,011
4,315,000		Rossford, OH, 3.09% BANs, 6/16/2005	4,319,467
5,700,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank, Ohio LOC)	5,700,000
735,000		Stark County, OH, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(J.P. Morgan Chase Bank, N.A. LOC)	735,000
770,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC)	770,000
610,000		Strongsville, OH, (Series 1994) Weekly VRDNs (Nutro Machinery Corp.)/ (Huntington National Bank, Columbus, OH LOC)	610,000
1,900,000		Strongsville, OH, 2.00% BANs, 6/30/2005	1,900,612
3,740,000		Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC)	3,740,000
200,000		Summit County, OH IDA, (Series 1997) Weekly VRDNs (Baker McMillen Co.)/ (National City Bank, Ohio LOC)	200,000
1,230,000		Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco Products, Inc.)/ (J.P. Morgan Chase Bank, N.A. LOC)	1,230,000
1,985,000		Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/ (Key Bank, N.A. LOC)	1,985,000
1,330,000		Summit County, OH IDA, (Series 2000) Weekly VRDNs (McHale Group)/ (National City Bank, Ohio LOC)	1,330,000
3,475,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/ (FirstMerit Bank, N.A. LOC)	3,475,000
410,000		Summit County, OH IDA, 3.05% TOBs (Universal Rack)/(National City Bank, Ohio LOC), Optional Tender 9/1/2005	410,000
700,000		Summit County, OH IDA, Adjustable Rate IDRB's (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC)	700,000
143,000		Summit County, OH IDA, Bonds (Series 1994) Weekly VRDNs (Austin Printing Co., Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	143,000
1,565,000		Summit County, OH IDA, Variable Rate IDRB's (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC)	1,565,000
2,000,000		Sylvania, OH City School District, 2.22% BANs, 7/28/2005	2,001,799
5,185,000		Toledo, OH, (Series 2004-2), 3.00% BANs, 5/19/2005	5,187,662
1,000,000		Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs (Medusa Corp.)/ (Wachovia Bank N.A. LOC)	1,000,000
1,025,000		Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994) Weekly VRDNs (Churchill Downs, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	1,025,000
625,000		Tuscarawas County, OH, Adjustable Rate IDRB's (Series 1995) Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC)	625,000
1,950,000		Warrensville Heights, OH, 2.75% BANs, 2/9/2006	1,952,959
8,465,000	[2]	Westerville, OH City School District, MERLOTS 2001-A34, 2.11% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	8,465,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
$545,000		Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank, N.A. LOC)	$545,000
605,000		Willoughby City, OH, IDRB (Series 1995 B) Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank, N.A. LOC)	605,000
3,500,000		Wood County, OH, (Series 1999) Weekly VRDNs (Dowa THT America, Inc.)/ (Comerica Bank LOC)	3,500,000
810,000		Wood County, OH, Williams Industrial Service Inc., Project Weekly VRDNs (Williams Industrial Service, Inc.)/(Huntington National Bank, Columbus, OH LOC)	810,000
6,985,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC)	6,985,000
2,590,000		Youngstown, OH, (Series 1996A) Weekly VRDNs (Cantar/Polyair Corp./ Performa Corp.)/(HSBC Bank USA LOC)	2,590,000
		TOTAL MUNICIPAL INVESTMENTS--101.6% (AT AMORTIZED COST) [3]	304,879,903
		OTHER ASSETS AND LIABILITIES - NET--(1.6)%	(4,817,780)
		TOTAL NET ASSETS--100%	$300,062,123

Securities that are subject to the federal alternative minimum tax (AMT) represent 38.5% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.7%	1.3%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $16,540,000 which represents 5.5% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multi-Family Housing
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$304,879,903
Cash		267,714
Income receivable		1,482,949
Receivable for shares sold		1,197
TOTAL ASSETS		306,631,763
Liabilities:
Payable for investments purchased	$6,170,600
Payable for shares redeemed	1,212
Payable for distribution services fee (Note 5)	6,912
Payable for shareholder services fee (Note 5)	26,084
Income distribution payable	340,920
Accrued expenses	23,912
TOTAL LIABILITIES		6,569,640
Net assets for 300,062,037 shares outstanding		$300,062,123
Net Assets Consist of:
Paid-in capital		$300,062,037
Accumulated net realized loss on investments		(457)
Undistributed net investment income		543
TOTAL NET ASSETS		$300,062,123
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$141,744,914 ÷ 141,742,582 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$114,223,245 ÷ 114,222,237 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$44,093,964 ÷ 44,097,218 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$3,113,116
Expenses:
Investment adviser fee (Note 5)		$630,781
Administrative personnel and services fee (Note 5)		126,678
Custodian fees		6,934
Transfer and dividend disbursing agent fees and expenses		30,615
Directors'/Trustees' fees		1,157
Auditing fees		6,789
Legal fees		4,169
Portfolio accounting fees		47,762
Distribution services fee--Cash II Shares (Note 5)		46,409
Shareholder services fee--Institutional Shares (Note 5)		197,060
Shareholder services fee--Institutional Service Shares (Note 5)		158,302
Shareholder services fee--Cash II Shares (Note 5)		38,672
Share registration costs		21,239
Printing and postage		8,260
Insurance premiums		5,064
Miscellaneous		1,595
TOTAL EXPENSES		1,331,486
Waivers (Note 5):
Waiver of investment adviser fee	$(88,326)
Waiver of administrative personnel and services fee	(6,514)
Waiver of distribution services fee--Cash II Shares	(7,735)
Waiver of shareholder services fee--Institutional Shares	(197,060)
Waiver of shareholder services fee--Institutional Service Shares	(31,499)
TOTAL WAIVERS		(331,134)
Net expenses			1,000,352
Net investment income			$2,112,764

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,112,764	$1,999,038
Net realized gain on investments	--	22
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,112,764	1,999,060
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,151,748)	(1,225,133)
Institutional Service Shares	(806,066)	(673,698)
Cash II Shares	(154,334)	(100,522)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,112,148)	(1,999,353)
Share Transactions:
Proceeds from sale of shares	346,860,259	691,693,535
Net asset value of shares issued to shareholders in payment of distributions declared	485,956	431,877
Cost of shares redeemed	(344,173,750)	(729,616,723)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,172,465	(37,491,311)
Change in net assets	3,173,081	(37,491,604)
Net Assets:
Beginning of period	296,889,042	334,380,646
End of period (including undistributed (distributions in excess of) net investment income of $543 and $(73), respectively)	$300,062,123	$296,889,042

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash II Shares. The primary investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $300,062,037.

The following tables summarize share activity:

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Institutional Shares:
Shares sold	145,133,813	273,373,348
Shares issued to shareholders in payment of distributions declared	108,069	130,666
Shares redeemed	(149,588,264)	(291,213,102)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,346,382)	(17,709,088)

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Institutional Service Shares:
Shares sold	138,944,603	293,579,119
Shares issued to shareholders in payment of distributions declared	229,630	204,876
Shares redeemed	(147,156,705)	(296,562,603)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(7,982,472)	(2,778,608)

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Cash II Shares:
Shares sold	62,781,843	124,741,068
Shares issued to shareholders in payment of distributions declared	148,257	96,335
Shares redeemed	(47,428,781)	(141,841,018)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	15,501,319	(17,003,615)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,172,465	(37,491,311)

4. FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $457 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$160
2006	$214
2007	$ 83

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.30% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC retained $30,969 of fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Cash II Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $236,065,000 and $224,425,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 79.1% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.0% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Ohio Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N427
Cusip 60934N393
Cusip 60934N419

2052903 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004	2003		2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008		0.008	0.009		0.014		0.030	0.037
Net realized and unrealized gain (loss) on investments	--		0.000 [1]	(0.000	) [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.008		0.008	0.009		0.014		0.030	0.037
Less Distributions:
Distributions from net investment income	(0.008)		(0.008)	(0.009)		(0.014)		(0.030)	(0.037)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total Return [2]	0.76%		0.82%	0.89%		1.37%		3.04%	3.77%

Ratios to Average Net Assets:
Expenses	0.45	% [3]	0.45%	0.45%		0.45%		0.45%	0.45%
Net investment income	1.52	% [3]	0.82%	0.89%		1.36%		2.86%	3.67%
Expense waiver/reimbursement [4]	0.45	% [3]	0.46%	0.45%		0.44%		0.46%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$175,304		$162,928	$184,327		$174,634		$194,371	$114,180

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004	2003		2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007		0.006	0.007		0.012		0.028	0.035
Net realized and unrealized gain (loss) on investments	--		0.000 [1]	(0.000	) [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007		0.006	0.007		0.012		0.028	0.035
Less Distributions:
Distributions from net investment income	(0.007)		(0.006)	(0.007)		(0.012)		(0.028)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total Return [2]	0.66%		0.62%	0.69%		1.17%		2.84%	3.56%

Ratios to Average Net Assets:
Expenses	0.65	% [3]	0.65%	0.65%		0.65%		0.65%	0.65%
Net investment income	1.32	% [3]	0.62%	0.69%		1.16%		2.81%	3.47%
Expense waiver/reimbursement [4]	0.25	% [3]	0.26%	0.25%		0.24%		0.26%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$247,200		$244,670	$215,764		$280,273		$253,373	$248,370

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004	2003		2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005		0.002	0.003		0.008		0.024	0.031
Net realized and unrealized gain (loss) from investments	--		0.000 [1]	(0.000	) [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.005		0.002	0.003		0.008		0.024	0.031
Less Distributions:
Distributions from net investment income	(0.005)		(0.002)	(0.003)		(0.008)		(0.024)	(0.031)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total Return [2]	0.46%		0.22%	0.29%		0.76%		2.43%	3.15%

Ratios to Average Net Assets:
Expenses	1.05	% [3]	1.05%	1.04%		1.05%		1.05%	1.05%
Net investment income	0.92	% [3]	0.21%	0.30%		0.76%		2.39%	3.12%
Expense waiver/reimbursement [4]	0.25	% [3]	0.26%	0.26%		0.24%		0.26%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,861		$48,610	$53,929		$61,513		$62,614	$54,142

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,007.60	$2.24
Institutional Service Shares	$1,000	$1,006.60	$3.23
Cash II Series	$1,000	$1,004.60	$5.22
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.56	$2.26
Institutional Service Shares	$1,000	$1,021.57	$3.26
Cash II Series	$1,000	$1,019.59	$5.26

1 Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized expense ratios are as follows:

Institutional Shares	0.45%
Institutional Service Shares	0.65%
Cash II Series	1.05%

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	79.6%
Municipal Notes	20.4%
Commercial Paper	0.0%
TOTAL	100.0%

At April 30, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	4 7.0%	Prime-1	93.8%
A-1	41.3%
A-2	4.4%	Prime-2	0.8%
Not rated by S&P	7.3%	Not rated by Moody's	5.4%
TOTAL	100.0%	TOTAL	100.0%

At April 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	82.3%
8-30 Days	0.0%
31-90 Days	5.1%
91-180 Days	2.8%
181 Days or more	9.8%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 5.4% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7% [1]
		Pennsylvania--99.7%
$9,145,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/ (Series 2003-24) Weekly VRDNs (Philadelphia, PA School District)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$9,145,000
2,680,000		Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,680,000
3,130,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,130,000
6,075,000		Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,075,000
1,920,000		Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,920,000
1,130,000		Allegheny County, PA HDA, (Series 1990 D) Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	1,130,000
4,535,000		Allegheny County, PA HDA, (Series 2001B) Weekly VRDNs (Covenant at South Hills)/(Key Bank, N.A. LOC)	4,535,000
3,000,000		Allegheny County, PA IDA, (Series 2002) Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC)	3,000,000
3,335,000		Allegheny County, PA IDA, (Series B of 1997) Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	3,335,000
3,000,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC)	3,000,000
4,000,000		Allegheny County, PA IDA, (Series of 2005) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC)	4,000,000
740,000		Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC)	740,000
690,000		Berks County, PA IDA, (Series 1995) Weekly VRDNs (Grafika Commercial Printing, Inc.)/(Wachovia Bank N.A. LOC)	690,000
3,600,000		Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,600,000
5,400,000		Berks County, PA IDA, (Series 2004) Weekly VRDNs (One Douglassville Properties LP)/(Federal Home Loan Bank of New York LOC)	5,400,000
760,000		Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/(Wachovia Bank N.A. LOC)	760,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$1,290,000		Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC)	$1,290,000
1,660,000		Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(Lasalle Bank, N.A. LOC)	1,660,000
2,200,000		Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/(Fifth Third Bank, Cincinnati LOC)	2,200,000
1,000,000		Butler County, PA IDA, (Series 2000B) Weekly VRDNs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	1,000,000
4,000,000		Butler County, PA IDA, (Series A of 2004), 2.50% TOBs (Concordia Lutheran Ministries)/(Fleet National Bank LOC), Mandatory Tender 5/1/2005	4,000,000
3,485,000		Butler County, PA IDA, IDRB's (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Wachovia Bank N.A. LOC)	3,485,000
10,700,000		Carbon County, PA IDA, (Series 2004), 2.60% RANs (Horsehead Resource Development, Inc.)/( J.P. Morgan Chase Bank, N.A. LOC), 12/9/2005	10,700,000
3,335,000		Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC)	3,335,000
4,625,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Fleet National Bank LOC)	4,625,000
9,600,000		Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC)	9,600,000
1,700,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC)	1,700,000
8,995,000	[2]	Clipper Tax-Exempt Certificates Trust (Pennsylvania Non-AMT)/ (Series 2003-9) Weekly VRDNs (Commonwealth of Pennsylvania)/ (FGIC INS)/(State Street Bank and Trust Co. LIQ)	8,995,000
3,000,000	[2]	Commonwealth of Pennsylvania, (Floater Certificates 2004-1010) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	3,000,000
6,800,000	[2]	Commonwealth of Pennsylvania, (Series 2001-JPMC5) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	6,800,000
2,890,000	[2]	Commonwealth of Pennsylvania, Floater CRVS (Series 2005-2) Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ)	2,890,000
7,953,500	[2]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	7,953,500
6,285,000	[2]	Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001-F) Weekly VRDNs (Bank of America N.A. LIQ)	6,285,000
1,410,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wachovia Bank N.A. LOC)	1,410,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$4,100,000		Dallastown Area School District, PA, (Series 1998) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	$4,100,000
5,000,000		Dauphin County, PA General Authority, (Education and Health Loan Program, Series 1997) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)	5,000,000
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank N.A., New York LOC)	1,600,000
3,260,000		Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,260,000
4,645,000		Dauphin County, PA IDA, Variable Rate Economic Development Revenue Bonds (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank N.A., New York LOC)	4,645,000
4,400,000		Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996) Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank NV LOC)	4,400,000
12,580,000		East Hempfield Township, PA IDA, (Series of 1997) Weekly VRDNs (Mennonite Home)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	12,580,000
1,600,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Mary's Hospital Erie, PA)/(PNC Bank, N.A. LOC)	1,600,000
19,105,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	19,105,000
10,000,000		Erie County, PA Hospital Authority, (Series A of 2001) Weekly VRDNs (Forestview Health Care Center)/(KBC Bank NV LOC)	10,000,000
2,550,000		Erie County, PA Hospital Authority, (Series A of 2001) Weekly VRDNs (Senior Living Services, Inc.)/(KBC Bank NV LOC)	2,550,000
530,000		Erie County, PA IDA Weekly VRDNs (SIPCO Molding Technologies, Inc.)/ (National City Bank, Pennsylvania LOC)	530,000
13,700,000		Erie County, PA, 3.00% TRANs, 12/15/2005	13,758,680
12,000,000		Erie, PA City School District, 2.75% TRANs, 6/30/2005	12,018,793
2,900,000		Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	2,900,000
1,655,000		Gettysburg Area IDA, (Series A of 1998) Weekly VRDNs (Hanover Lantern, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,655,000
1,460,000		Greene County, PA IDA, (Series 1999) Weekly VRDNs (CWS Co., Inc.)/ (Huntington National Bank, Columbus, OH LOC)	1,460,000
1,000,000		Horizon Hospital System Authority, PA, (Series 2002) Weekly VRDNs (St. Paul Homes)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,000,000
745,000		Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank N.A. LOC)	745,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$1,725,000		Jackson Township, PA IDA, (Series A of 1999) Weekly VRDNs (Aerial Innovations, Inc.)/(Bank of America N.A. LOC)	$1,725,000
2,500,000		Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,500,000
925,000		Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	925,000
3,120,000		Lancaster, PA IDA, (Series A of 2001) Weekly VRDNs (Student Lodging and Student Services)/(Fulton Bank LOC)	3,120,000
900,000		Lawrence County, PA IDA, (Series 2001A) Weekly VRDNs (Shenango Presbyterian SeniorCare Obligated Group)/(SunTrust Bank LOC)	900,000
477,000		Lawrence County, PA IDA, (Series 2003) Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC)	477,000
965,000		Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	965,000
6,710,000		Lehigh County, PA General Purpose Authority, (Series 2000) Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	6,710,000
1,000,000		Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/(Wachovia Bank N.A. LOC)	1,000,000
2,700,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC)	2,700,000
6,120,000		McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC)	6,120,000
300,000		Mercersburg Borough, PA General Purpose Authority, (Series B of 2000) Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	300,000
200,000		Montgomery County, PA IDA, (Series 1992) Weekly VRDNs (RJI LP)/(National City Bank, Pennsylvania LOC)	200,000
1,060,000		Montgomery County, PA IDA, (Series 1997) Weekly VRDNs (Palmer International, Inc.)/(Citizens Bank of Pennsylvania LOC)	1,060,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/ (Deutsche Bank AG LOC)	16,000,000
3,215,000		Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,215,000
3,740,000		Moon Township, PA IDA Weekly VRDNs (Airport Hotel Associates)/(National City Bank, Pennsylvania LOC)	3,740,000
3,850,000		Northampton County, PA IDA, (Series 2001) Weekly VRDNs (Nazareth Realty LLC)/(Fleet National Bank LOC)	3,850,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$1,200,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(Mellon Bank N.A., Pittsburgh LOC)	$1,200,000
500,000		Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC)	500,000
3,800,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC)	3,800,000
2,550,000		Pennsylvania EDFA, (Series 1998A) Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC)	2,550,000
5,000,000		Pennsylvania EDFA, (Series 2000) Weekly VRDNs (Merck & Co., Inc.)	5,000,000
2,990,000		Pennsylvania EDFA, (Series 2000-F1) Weekly VRDNs (Topcraft Precision Molders, Inc.)/(Wachovia Bank N.A. LOC)	2,990,000
2,450,000		Pennsylvania EDFA, (Series 2000-F2) Weekly VRDNs (HFH Realty Associates L.P. and PreBLEND Products, Inc.)/(Wachovia Bank N.A. LOC)	2,450,000
6,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(Federal Home Loan Bank of Pittsburgh LOC)	6,200,000
4,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B) Weekly VRDNs (Sunoco, Inc.)	4,000,000
8,790,000	[2]	Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	8,790,000
11,905,000	[2]	Pennsylvania HFA, MERLOTS (Series 1997K) Weekly VRDNs (Wachovia Bank N.A. LIQ)	11,905,000
11,275,000	[2]	Pennsylvania HFA, PT-149, 1.66% TOBs (BNP Paribas SA LIQ), Optional Tender 8/18/2005	11,275,000
11,760,000	[2]	Pennsylvania HFA, Variable Rate Certificates (Series 1999-65A) Weekly VRDNs (Bank of America N.A. LIQ)	11,760,000
4,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)	4,000,000
12,460,000	[2]	Pennsylvania State Higher Education Facilities Authority, (PT-2498) Weekly VRDNs (Phoenixville Hospital)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC)	12,460,000
2,325,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	2,325,000
7,800,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	7,800,000
1,800,000		Pennsylvania State Higher Education Facilities Authority, (Series B1), 1.95% TOBs (Allentown College of St. Francis de Sales)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2005	1,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$3,600,000		Pennsylvania State Higher Education Facilities Authority, (Series F-2), 1.40% TOBs (Robert Morris College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2005	$3,600,000
5,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3), 1.95% TOBs (Messiah College)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2005	5,000,000
3,300,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,300,000
1,500,000		Pennsylvania State Higher Education Facilities Authority, (Series J1) Weekly VRDNs (Juniata College)/(Allied Irish Banks PLC LOC)	1,500,000
5,300,000		Pennsylvania State Higher Education Facilities Authority, (Series J3), 1.40% TOBs (King's College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2005	5,300,000
2,000,000		Pennsylvania State Higher Education Facilities Authority, (Series M-3), 2.00% TOBs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Mandatory Tender 11/1/2005	2,000,000
3,205,000	[2]	Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018) Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,205,000
2,000,000		Pennsylvania State Higher Education Facilities Authority, (Series A7), 3.25% TOBs (St. Joseph's University)/(Allied Irish Banks PLC LOC), Mandatory Tender 10/1/2005	2,008,648
4,500,000		Philadelphia, PA Authority for Industrial Development Weekly VRDNs (30th Street Ltd. LP)/(MBIA Insurance Corp. INS)/(Royal Bank of Scotland PLC, Edinburgh LIQ)	4,500,000
2,480,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003) Daily VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	2,480,000
7,525,000	[2]	Philadelphia, PA Redevelopment Authority, MERLOTS (Series 2002-A27), 2.11% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	7,525,000
5,000,000		Philadelphia, PA School District, 3.00% TRANs, 6/30/2005	5,011,242
2,000,000	[2]	Philadelphia, PA Water & Wastewater System, Floater Certificates (Series 2001-773) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	2,000,000
6,075,000		Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	6,075,000
2,580,000	[2]	Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTS (Series 2002-A18) Weekly VRDNs (University of Scranton)/ (AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,580,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$7,620,000		Southcentral Pennsylvania General Authority, (Series 2003) Weekly VRDNs (AMBAC INS)/(RBC Centura Bank LIQ)	$7,620,000
6,000,000		Temple University, 4.00% RANs, 4/28/2006	6,071,187
7,635,000		Washington County, PA Hospital Authority, (Series 2001B), 1.80% TOBs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 7/1/2005	7,635,000
560,000		West Cornwall Township, PA Municipal Authority, Revenue Bonds (Series 1995) Weekly VRDNs (Lebanon Valley Brethern Home Project (PA))/(Wachovia Bank N.A. LOC)	560,000
3,195,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,195,000
2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC)	2,500,000
2,750,000		York County, PA IDA, Variable Rate Demand Ltd. Obligation Revenue Bonds (Series 1996) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC)	2,750,000
		TOTAL MUNICIPAL INVESTMENTS--99.7% (AT AMORTIZED COST) [3]	479,704,050
		OTHER ASSETS AND LIABILITIES - NET--0.3%	1,660,551
		TOTAL NET ASSETS--100%	$481,364,601

Securities that are subject to the federal alternative minimum tax (AMT) represent 41.3% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
99.2%	0.8%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $116,568,500 which represents 24.2% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
RANs	--Revenue Anticipation Notes
ROCS	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$479,704,050
Cash		399,391
Income receivable		1,971,196
Receivable for shares sold		5,928
TOTAL ASSETS		482,080,565
Liabilities:
Income distribution payable	$556,085
Payable for shares redeemed	40,000
Payable for transfer and dividend disbursing agent fees and expenses	30,000
Payable for shareholder services fees (Note 5)	55,875
Payable for distribution services fees (Note 5)	16,962
Accrued expenses	17,042
TOTAL LIABILITIES		715,964
Net assets for 481,366,997 shares outstanding		$481,364,601
Net Assets Consist of:
Paid-in capital		$481,366,934
Accumulated net realized loss on investments		(2,932)
Undistributed net investment income		599
TOTAL NET ASSETS		$481,364,601
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($175,303,807 ÷ 175,304,492 shares outstanding), no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
Net asset value per share ($247,200,055 ÷ 247,200,466 shares outstanding), no par value, unlimited shares authorized		$1.00
Cash Series Shares:
Net asset value per share ($58,860,739 ÷ 58,862,039 shares outstanding), no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$4,611,773
Expenses:
Investment adviser fee (Note 5)		$1,164,697
Administrative personnel and services fee (Note 5)		187,131
Custodian fees		10,158
Transfer and dividend disbursing agent fees and expenses		50,550
Directors'/Trustees' fees		1,495
Auditing fees		6,709
Legal fees		4,641
Portfolio accounting fees		56,479
Distribution services fee--Cash Series Shares (Note 5)		99,285
Shareholder services fee--Institutional Shares (Note 5)		233,202
Shareholder services fee--Institutional Service Shares (Note 5)		286,678
Shareholder services fee--Cash Series Shares (Note 5)		62,053
Share registration costs		20,881
Printing and postage		9,686
Insurance premiums		5,210
Miscellaneous		1,379
TOTAL EXPENSES		2,200,234
Waivers (Note 5):
Waiver of investment adviser fee	$(449,743)
Waiver of administrative personnel and services fee	(9,631)
Waiver of distribution services fee--Cash Series Shares	(12,411)
Waiver of shareholder services fee--Institutional Shares	(233,202)
Waiver of shareholder services fee--Institutional Service Shares	(57,003)
TOTAL WAIVERS		(761,990)
Net expenses			1,438,244
Net investment income			$3,173,529

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,173,529	$2,960,956
Net realized gain on investments	--	29,889
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,173,529	2,990,845
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,421,976)	(1,375,020)
Institutional Service Shares	(1,518,906)	(1,493,479)
Cash Series Shares	(232,080)	(92,735)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,172,962)	(2,961,234)
Share Transactions:
Proceeds from sale of shares	670,274,673	1,263,354,776
Net asset value of shares issued to shareholders in payment of distributions declared	761,647	687,027
Cost of shares redeemed	(645,881,191)	(1,261,882,505)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	25,155,129	2,159,298
Change in net assets	25,155,696	2,188,909
Net Assets:
Beginning of period	456,208,905	454,019,996
End of period (including undistributed net investment income of $599 and $32, respectively)	$481,364,601	$456,208,905

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Cash Series Shares. The investment objectives of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $481,366,934.

The following table summarizes share activity:

Institutional Shares:	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	287,358,213	465,283,993
Shares issued to shareholders in payment of distributions declared	191,858	184,220
Shares redeemed	(275,175,312)	(486,875,283)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	12,374,759	(21,407,070)

Institutional Service Shares:	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	248,460,144	681,568,247
Shares issued to shareholders in payment of distributions declared	344,852	411,228
Shares redeemed	(246,275,345)	(653,090,131)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,529,651	28,889,344

Cash Series Shares:	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	134,456,316	116,502,536
Shares issued to shareholders in payment of distributions declared	224,937	91,579
Shares redeemed	(124,430,534)	(121,917,091)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	10,250,719	(5,322,976)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	25,155,129	2,159,298

4. FEDERAL TAX INFORMATION

At October 31, 2004, the Fund had a capital loss carryforward of $2,931, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$2,931

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.40% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC retained $62,338 of fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Cash Series Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $297,990,000 and $304,280,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 78.6% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.8% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Pennsylvania Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N526
Cusip 60934N542
Cusip 60934N534

0052405 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights–Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.007	0.008	0.013	0.030	0.037
Net realized gain (loss) on investments	--	0.000 [1]	--	(0.000)[1]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.007	0.007	0.008	0.013	0.030	0.037

Less Distributions:
Distributions from net investment income	(0.007)	(0.007)	(0.008)	(0.013)	(0.030)	(0.037)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.72%	0.72%	0.75%	1.26%	3.00%	3.81%

Ratios to Average Net Assets:

Expenses	0.49%[3]	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	1.44%[3]	0.72%	0.75%	1.24%	2.93%	3.69%

Expense waiver/reimbursement[4]	0.34%[3]	0.35%	0.32%	0.32%	0.32%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$59,472	$65,174	$71,396	$74,913	$62,421	$50,047

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights–Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.006	0.006	0.011	0.028	0.036
Net realized gain (loss) on investments	--	0.000 [1]	--	(0.000)[1]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.006	0.006	0.006	0.011	0.028	0.036

Less Distributions:
Distributions from net investment income	(0.006)	(0.006)	(0.006)	(0.011)	(0.028)	(0.036)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.64%	0.57%	0.60%	1.11%	2.84%	3.65%

Ratios to Average Net Assets:

Expenses	0.64%[3]	0.64%	0.64%	0.64%	0.64%	0.64%

Net investment income	1.29%[3]	0.57%	0.59%	1.10%	2.76%	3.59%

Expense waiver/reimbursement[4]	0.19%[3]	0.20%	0.17%	0.17%	0.17%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$373,796	$395,836	$369,790	$295,035	$300,916	$277,979

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights–Cash Series Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited)
4/30/2005 [1]

Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.003
Less Distributions:
Distributions from net investment income	(0.003)

Net Asset Value, End of Period	$1.00

Total Return[2]	0.31%

Ratios to Average Net Assets:

Expenses	1.01%[3]

Net investment income	1.29%[3]

Expense waiver/reimbursement[4]	0.41%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$75,677

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period	[1]

Actual:

Institutional Shares	$1,000	$1,007.20	$2.44	[1]

Institutional Service Shares	$1,000	$1,006.40	$3.18	[1]

Cash Series Shares (1/18/2005)[2]	$1,000	$1,003.10	$2.85	[2]

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,022.36	$2.46	[1]

Institutional Service Shares	$1,000	$1,021.62	$3.21	[1]

Cash Series Shares[2]	$1,000	$1,011.26	$2.87	[2]

1 Expenses are equal to the Fund’s annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.49%

Institutional Service Shares	0.64%

2 “Actual” expense information for the Fund’s Cash Series Shares is for the period from January 18, 2005 (date of initial public investment) to April 30, 2005. Actual expenses are equal to the Fund’s Cash Series shares annualized expense ratio, multiplied by 103/365 (to reflect the period from initial public investment to April 30, 2005). “Hypothetical” expense information for Cash Series shares is presented on the basis of the full one-half period to enable comparisons to other funds. It is based on assuming the same expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period). The annualized expense ratio is as follows:

Cash Series Shares	1.01%

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of Total Investments[2]

Variable Rate Demand Instruments	86.1%

Municipal Notes	13.9%

Commercial Paper	0.0%

TOTAL	100.0%

At April 30, 2005, the Fund’s credit-quality ratings composition3 was as follows:

S&P Short-Term Ratings[4] as Percentage of Total Investments[2]		Moody’s Short-Term Ratings[5] as Percentage of Total Investments[2]

A-1+	72.3%	Prime-1	98.1%

A-1	25.6%	Prime-2	0.0%

A-2	0.2%	Not rated by Moody’s	1.9%

Not rated by S&P	1.9%

TOTAL	100.0%	TOTAL	100.0%

At April 30, 2005, the Fund’s effective maturity schedule6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments[2]

1-7 Days	87.5%

8-30 Days	0.0%

31-90 Days	5.0%

91-180 Days	6.4%

181 Days or more	1.1%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Holdings that are rated only by different NRSROs than the ones identified have been included in the “Not rated by...” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund’s Statement of Additional Information.

These tables depict the short-term credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio’s total investments, 1.9% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.8%[1]
		Puerto Rico--3.9%
$3,976,500	[2]	Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	$3,976,500

6,000,000	[2]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	6,000,000

10,000,000	[2]	Puerto Rico Infrastructure Financing Authority, (Series 2000-483), 1.83% TOBs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), Optional Tender 10/13/2005	10,000,000

		TOTAL	19,976,500

		Virginia--95.9%
22,160,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT) Series 1998-21 Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	22,160,000

3,780,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	3,780,000

9,205,000	[2]	Alexandria, VA Redevelopment and Housing Authority, PT-1444 Weekly VRDNs (Park at Landmark)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	9,205,000

14,920,000	[2]	Alexandria, VA Redevelopment and Housing Authority, PT-1554 Weekly VRDNs (3001 Park Center Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,920,000

1,645,000		Arlington County, VA IDA, 3.00% Bonds (Arlington County, VA), 8/1/2005	1,650,938

5,865,000	[2]	Arlington County, VA, ROCs (Series 6011) Weekly VRDNs (Citibank N.A., New York LIQ)	5,865,000

2,320,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC)	2,320,000

2,700,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC)	2,700,000

4,000,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	4,000,000

6,280,000	[2]	Capital Region Airport Commission, VA, ROCS (Series 5031) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	6,280,000

3,570,000		Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Kentucky Derby Hosiery Co., Inc. Project)/(J.P. Morgan Chase Bank, N.A. LOC)	3,570,000

3,500,000		Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	3,500,000

530,000		Charlottesville, VA IDA, IDR Refunding Bonds, 2.15% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co. Americas LOC) 6/1/2005	530,000

1,570,000		Chesterfield County, VA IDA, (Series 1998) Weekly VRDNs (Lumberg, Inc.)/(Bank of America N.A. LOC)	1,570,000

2,500,000		Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.)	2,500,000

		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$3,475,000		Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/(Lasalle Bank, N.A. LOC)	$3,475,000

9,995,000	[2]	Clipper Tax-Exempt Certificates Trust (Virginia Non-AMT)/(Series 2003-6) Weekly VRDNs (Chesapeake, VA)/(FGIC INS)/(State Street Bank and Trust Co. LIQ)	9,995,000

10,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Virginia Non-AMT)/(Series 2004-6) Weekly VRDNs (Loudoun County, VA)/(State Street Bank and Trust Co. LIQ)	10,000,000

5,800,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	5,800,000

3,760,000		Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC)	3,760,000

4,735,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wachovia Bank N.A. LOC)	4,735,000

5,850,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (The Langley School)/(SunTrust Bank LOC)	5,850,000

8,720,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men’s Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,720,000

2,375,000		Fairfax County, VA EDA, (Series 2002) Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC)	2,375,000

18,770,000		Fairfax County, VA EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC)	18,770,000

1,000,000		Fairfax County, VA IDA, 5.20% Bonds (Inova Health System), 8/15/2005	1,010,050

1,790,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Fleet National Bank LOC)	1,790,000

3,000,000		Fredericksburg, VA IDA, (Series 2001 A-1) Weekly VRDNs (Forest Village Apartments)/(SunTrust Bank LOC)	3,000,000

2,835,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)	2,835,000

7,100,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC)	7,100,000

19,915,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.70% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/8/2005	19,915,000

7,788,000		Henrico County, VA EDA, (Series 2000) Weekly VRDNs (White Oak Semiconductor LP)/(Citibank N.A., New York LOC)	7,788,000

1,480,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wachovia Bank N.A. LOC)	1,480,000

4,885,000		Henrico County, VA EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC)	4,885,000

5,500,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank NV LOC)	5,500,000

24,150,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health System)	24,150,000

		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$5,000,000		James City County, VA IDA, (Series 2002) Weekly VRDNs (CMCP Williamsburg LLC)/(FNMA LOC)	$5,000,000

5,790,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	5,790,000

2,270,000	[2]	Loudoun County, VA Sanitation Authority, ROCs (Series 6511) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	2,270,000

3,900,000		Loudoun County, VA IDA, (Series 2001) Weekly VRDNs (Ashburn Volunteer Fire and Rescue Department)/(Wachovia Bank N.A. LOC)	3,900,000

17,500,000		Loudoun County, VA IDA, (Series 2003B) Weekly VRDNs (Howard Hughes Medical Institute)	17,500,000

6,500,000		Loudoun County, VA, (Series 1998), 2.25% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2005	6,500,000

7,115,000		Loudoun County, VA, (Series 2004A), 3.25% Bonds, 5/1/2005	7,115,000

1,135,000		Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Harden Manufacturing Corp.)/(Columbus Bank and Trust Co., GA LOC)	1,135,000

1,075,000		Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Smith Land Holdings LLC)/(Columbus Bank and Trust Co., GA LOC)	1,075,000

3,260,000	[2]	Metropolitan Washington, DC Airports Authority, (PT-1991) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	3,260,000

7,000,000	[2]	Metropolitan Washington, DC Airports Authority, (ROCs Series 360) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	7,000,000

5,000,000	[2]	Metropolitan Washington, DC Airports Authority, MT-108 Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	5,000,000

4,640,000	[2]	Metropolitan Washington, DC Airports Authority, PT-736 Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	4,640,000

3,850,000		New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC)	3,850,000

9,320,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	9,320,000

3,195,000		Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC)	3,195,000

4,300,000		Newport News, VA IDA, (Series 2004) Weekly VRDNs (CNU Warwick LLC)/(Bank of America N.A. LOC)	4,300,000

3,825,000		Newport News, VA Redevelopment & Housing Authority, (River Park Towers: Series 1999) Weekly VRDNs (TVO River Park Partners LP)/(FNMA LOC)	3,825,000

2,350,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A) Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	2,350,000

3,000,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2003-A) Weekly VRDNs (Old Dominion University)/(Bank of America N.A. LOC)	3,000,000

1,525,000		Portsmouth, VA IDA, (Series 2001) Weekly VRDNs (Brutus Enterprises LLC)/(RBC Centura Bank LOC)	1,525,000

5,640,000		Prince William County, VA IDA, (Series 2001) Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC)	5,640,000

		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$495,000		Pulaski County, VA IDA, (Series 1995) Weekly VRDNs (Balogh Real Estate Ltd. Partnership Mar-Bal Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)	$495,000

695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC)	695,000

4,055,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC)	4,055,000

7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-10) Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	7,000,000

5,910,000		Richmond, VA Redevelopment & Housing Authority, (Series B-5) Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	5,910,000

3,555,000		Richmond, VA Redevelopment & Housing Authority, (Series B-6) Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	3,555,000

3,555,000		Richmond, VA Redevelopment & Housing Authority, (Series B-8) Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	3,555,000

5,795,000		Richmond, VA Redevelopment & Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Newport Manor)/(Columbus Bank and Trust Co., GA LOC)	5,795,000

5,000,000		Richmond, VA, 3.50% RANs, 6/28/2005	5,012,136

2,670,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC)	2,670,000

8,055,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. of Virginia LOC)	8,055,000

870,000		South Hill, VA IDA, (Series 1997) Weekly VRDNs (International Veneer Co., Inc.)/(J. P. Morgan Chase Bank, N.A. LOC)	870,000

2,275,000		Staunton, VA IDA, (Series 1999A) Weekly VRDNs (Specialty Blades, Inc.)/(SunTrust Bank LOC)	2,275,000

1,130,000		Tazewell County, VA IDA, (Series 1993) Weekly VRDNs (Seville Properties Bluefield)/(Huntington National Bank, Columbus, OH LOC)	1,130,000

3,750,000	[2]	Virginia Beach, VA Development Authority, (PT-2505) Weekly VRDNs (Princess Anne House Seniors Community LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,750,000

2,990,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wachovia Bank N.A. LOC)	2,990,000

3,000,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (Management Services Group, Inc.)/(RBC Centura Bank LOC)	3,000,000

2,320,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/(Wachovia Bank N.A. LOC)	2,320,000

14,000,000		Virginia College Building Authority, (Series 2002) Weekly VRDNs (Shenandoah University)/(Branch Banking & Trust Co. of Virginia LOC)	14,000,000

6,100,000	[2]	Virginia Commonwealth Transportation Board, Floater Certificates (Series 2001-727) Weekly VRDNs (Virginia State)/(Morgan Stanley LIQ)	6,100,000

		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$2,750,000		Virginia Peninsula Port Authority, (Series 2001) Weekly VRDNs (Tidewater Fibre Corp.)/(Wachovia Bank N.A. LOC)	$2,750,000

3,420,000	[2]	Virginia Port Authority, MERLOTS (Series 1997M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	3,420,000

8,035,000		Virginia Resources Authority, Water and Sewer (Series 1997) Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	8,035,000

2,900,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC)	2,900,000

1,850,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (International Parkway Associates LLC)/(RBC Centura Bank LOC)	1,850,000

3,900,000		Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone, Inc.)/(Wachovia Bank N.A. LOC)	3,900,000

12,500,000		Virginia State Housing Development Authority, (Series A STEM-II), 2.50% TOBs, Mandatory Tender 7/6/2005	12,500,000

4,880,000	[2]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	4,880,000

10,225,000	[2]	Virginia State Public Building Authority, PUTTERs (Series 718) Weekly VRDNs (Virginia State)/(PNC Bank, N.A. LIQ)	10,225,000

5,575,000	[2]	Virginia State Public School Authority, (1997 Resolution) MERLOTS (Series 2001-A121), 2.11% TOBs (Virginia State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005	5,575,000

1,000,000		Virginia State, 5.375% Bonds, 6/1/2005	1,003,289

3,162,000		Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC)	3,162,000

		TOTAL	488,106,413

		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST)3	508,082,913

		OTHER ASSETS AND LIABILITIES--NET--0.2%	861,843

		TOTAL NET ASSETS--100%	$508,944,756

Securities that are subject to the federal alternative minimum tax (AMT) represent 33.7% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1, or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier

100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund’s Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $174,436,500 which represents 34.3% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$508,082,913
Income receivable		1,904,294
Prepaid expenses		7,275

TOTAL ASSETS		509,994,482

Liabilities:
Income distribution payable	$205,018
Payable for shares redeemed	679,566
Payable to bank	12,207
Payable for shareholder services fee (Note 4)	62,467
Payable for distribution services fee (Note 4)	16,230
Payable for transfer and dividend disbursing agent fees and expenses	74,238

TOTAL LIABILITIES		1,049,726

Net assets for 508,945,331 shares outstanding		$508,944,756

Net Assets Consist of:
Paid in capital		$508,944,898
Distributions in excess of net investment income		(142)

TOTAL NET ASSETS		$508,944,756

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($59,471,877 ÷ 59,470,429 shares outstanding), no par value, unlimited shares authorized		$1.00

Institutional Service Shares:
Net asset value per share ($373,795,595 ÷ 373,798,595 shares outstanding), no par value, unlimited shares authorized		$1.00

Cash Series Shares:
Net asset value per share ($75,677,284 ÷ 75,676,307 shares outstanding), no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$4,732,306

Expenses:
Investment adviser fee (Note 4)		$974,514
Administrative personnel and services fee (Note 4)		195,720
Custodian fees		10,495
Transfer and dividend disbursing agent fees and expenses		126,216
Directors’/Trustees’ fees		1,878
Auditing fees		6,645
Legal fees		4,668
Portfolio accounting fees		50,438
Distribution services fee--Cash Series Shares (Note 4)		68,702
Shareholder services fee--Institutional Shares (Note 4)		81,986
Shareholder services fee--Institutional Service Shares (Note 4)		498,429
Shareholder services fee--Cash Series Shares (Note 4)		28,626
Share registration costs		21,994
Printing and postage		6,284
Insurance premiums		5,526
Miscellaneous		1,040

TOTAL EXPENSES		2,083,161

Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(189,626)
Waiver of administrative personnel and services fee	(10,075)
Waiver of distribution services fee--Cash Series Shares	(38,931)
Waiver of shareholder services fee--Institutional Shares	(81,986)
Waiver of shareholder services fee--Institutional Service Shares	(199,353)
Reimbursement of investment adviser fee	(11,693)

TOTAL WAIVERS AND REIMBURSEMENT		(531,664)

Net expenses			1,551,497

Net investment income			$3,180,809

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004

Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,180,809	$2,717,221
Net realized gain on investments	--	307

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,180,809	2,717,528

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(471,920)	(484,052)
Institutional Service Shares	(2,562,602)	(2,233,197)
Cash Series Shares	(146,349)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,180,871)	(2,717,249)

Share Transactions:
Proceeds from sale of shares	716,201,225	1,330,088,290
Net asset value of shares issued to shareholders in payment of distributions declared	2,248,793	1,892,342
Cost of shares redeemed	(670,514,654)	(1,312,157,407)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	47,935,364	19,823,225

Change in net assets	47,935,302	19,823,504

Net Assets:
Beginning of period	461,009,454	441,185,950

End of period (including distributions in excess of net investment income of $(142) and $(80), respectively)	$508,944,756	$461,009,454

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 44 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Cash Series Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the “Trustees”). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At April 30, 2005, capital paid-in aggregated $508,944,898.

The following table summarizes share activity:

	Six Months Ended 4/30/2005	Year Ended 10/31/2004

Institutional Shares:
Shares sold	191,496,776	383,752,875
Shares issued to shareholders in payment of distributions declared	82,059	92,093
Shares redeemed	(197,280,941)	(390,067,739)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,702,106)	(6,222,771)

	Six Months Ended 4/30/2005	Year Ended 10/31/2004

Institutional Service Shares:
Shares sold	415,309,844	946,335,415
Shares issued to shareholders in payment of distributions declared	2,020,395	1,800,249
Shares redeemed	(439,369,076)	(922,089,668)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(22,038,837)	26,045,996

	Period Ended 4/30/2005 [1]	Year Ended 10/31/2004

Cash Series Shares:
Shares sold	109,394,605	--
Shares issued to shareholders in payment of distributions declared	146,339	--
Shares redeemed	(33,864,637)	--

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	75,676,307	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	47,935,364	19,823,225

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to April 30, 2005.

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC retained $100,045 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $380,825,000 and $286,910,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2005, 65.1% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.1% of total investments.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Virginia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N252
Cusip 60934N245
Cusip 608919825

G00133-01 (6/05)

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Money Market Obligations Trust

By                /S/ Richard J. Thomas, Principal Financial Officer

Date              June 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/J. Christopher Donahue, Principal Executive Officer

Date              June 22, 2005

By                /S/Richard J. Thomas, Principal Financial Officer

Date              June 22, 2005